UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

1600 Summer Street

Stamford, Connecticut 06905

(Address of principal executive offices)(Zip code)

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 03/31/17

Item 1. Reports to Stockholders

Semi-Annual Report

March 31, 2017

State Street Institutional Funds

State Street Institutional Funds

Semi-Annual Report

March 31, 2017

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

State Street Institutional Funds

Notes to Performance — March 31, 2017 (Unaudited)

Total return performance shown in this report for the State Street Institutional Funds (the “Trust”) and each of its series portfolios (each, a “Fund” and collectively, the “Funds”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods of less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Institutional Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Institutional U.S. Equity Fund

Performance Summary — March 31, 2017 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks.

Sector Allocation as of March 31, 2017

Portfolio Compositions as a % of Fair Value of Investments of $628,236 (in thousands) on March 31, 2017 (a)(b)

Top Ten Largest Holdings

as of March 31, 2017 (as a % of Fair Value) (a)(b)

Apple Inc.	3.77%
JPMorgan Chase & Co.	2.80%
Microsoft Corp.	2.79%
Pfizer Inc.	2.56%
Visa Inc., Class A	2.56%
Amazon.com Inc.	2.55%
PepsiCo Inc.	2.48%
Allergan PLC	2.31%
Facebook Inc., Class A	2.24%
Medtronic PLC	2.16%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Understanding Your Fund’s Expenses — March 31, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$1,104.50	$1,023.10
Expenses paid during the period*	$1.94	$1.87

Service Class
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$1,103.60	$1,021.80
Expenses paid during the period*	$3.25	$3.13

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% for Investment Class shares and 0.62% for Service Class shares (for the period October 1, 2016-March 31, 2017), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

State Street Institutional U.S. Equity Fund	3

State Street Institutional U.S. Equity Fund

Schedule of Investments — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 97.6%†
Aerospace & Defense - 1.5%
General Dynamics Corp.	24,798	4,642,186
Hexcel Corp.	17,059	930,568
Raytheon Co.	24,670	3,762,175

		9,334,929

Airlines - 0.4%
Alaska Air Group Inc.	20,423	1,883,409
Delta Air Lines Inc.	16,379	752,779

		2,636,188

Apparel, Accessories & Luxury Goods - 0.1%
Ralph Lauren Corp.	7,808	637,289

Application Software - 1.6%
salesforce.com Inc. (a)	106,953	8,822,553
SS&C Technologies Holdings Inc.	30,831	1,091,417

		9,913,970

Asset Management & Custody Banks - 0.6%
Ameriprise Financial Inc.	14,322	1,857,277
BlackRock Inc.	5,617	2,154,176

		4,011,453

Auto Parts & Equipment - 0.3%
Delphi Automotive PLC	22,767	1,832,516

Automobile Manufacturers - 0.2%
General Motors Co.	40,929	1,447,249

Automotive Retail - 0.6%
Advance Auto Parts Inc.	11,771	1,745,169
AutoZone Inc. (a)	3,004	2,172,042

		3,917,211

Biotechnology - 4.9%
Alexion Pharmaceuticals Inc. (a)	74,089	8,982,550
Amgen Inc.	58,966	9,674,552
Gilead Sciences Inc.	105,568	7,170,179
Vertex Pharmaceuticals Inc. (a)	43,854	4,795,435

		30,622,716

Building Products - 1.2%
Allegion PLC	103,928	7,867,350

Cable & Satellite - 3.5%
Charter Communications Inc., Class A (a)	33,340	10,912,849
Comcast Corp., Class A	141,064	5,302,596
Liberty Global PLC, Class C (a)	165,280	5,791,411

		22,006,856

	Number of Shares	Fair Value $
Commodity Chemicals - 0.2%
LyondellBasell Industries N.V., Class A	10,802	985,034

Communications Equipment - 0.6%
Cisco Systems Inc.	107,239	3,624,678

Consumer Finance - 0.6%
American Express Co.	27,394	2,167,140
Discover Financial Services	27,106	1,853,779

		4,020,919

Data Processing & Outsourced Services - 3.2%
PayPal Holdings Inc. (a)	35,443	1,524,758
Square Inc., Class A (a)	140,097	2,420,876
Visa Inc., Class A	180,796	16,067,341

		20,012,975

Diversified Banks - 6.0%
Bank of America Corp.	291,342	6,872,758
JPMorgan Chase & Co.	200,525	17,614,116
U.S. Bancorp	42,378	2,182,467
Wells Fargo & Co.	194,646	10,833,996

		37,503,337

Diversified Chemicals - 0.5%
EI du Pont de Nemours & Co.	40,500	3,253,365

Diversified Metals & Mining - 0.1%
Teck Resources Ltd., Class B	34,099	746,768

Drug Retail - 0.9%
CVS Health Corp.	22,730	1,784,305
Walgreens Boots Alliance Inc.	45,588	3,786,083

		5,570,388

Electric Utilities - 1.7%
American Electric Power Company Inc.	21,837	1,465,918
Duke Energy Corp.	13,237	1,085,566
Edison International	17,865	1,422,233
Exelon Corp.	54,453	1,959,219
NextEra Energy Inc.	23,495	3,016,053
PG&E Corp.	31,367	2,081,514

		11,030,503

Electrical Components & Equipment - 0.6%
Acuity Brands Inc.	12,516	2,553,264
Rockwell Automation Inc.	8,665	1,349,227

		3,902,491

See Notes to Schedules of Investments and Notes to Financial Statements.

4	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Environmental & Facilities Services - 0.4%
Republic Services Inc.	45,721	2,871,736

Financial Exchanges & Data - 1.8%
CME Group Inc.	81,999	9,741,481
S&P Global Inc.	13,552	1,771,789

		11,513,270

Footwear - 0.4%
NIKE Inc., Class B	48,951	2,728,039

General Merchandise Stores - 0.1%
Dollar General Corp.	5,531	385,677

Gold - 0.1%
B2Gold Corp. (a)	344,910	976,095

Healthcare Equipment - 5.3%
Abbott Laboratories	214,360	9,519,728
Boston Scientific Corp. (a)	198,666	4,940,823
CR Bard Inc.	16,756	4,164,536
Medtronic PLC	168,310	13,559,054
Stryker Corp.	10,996	1,447,623

		33,631,764

Home Improvement Retail - 2.1%
Lowe’s Companies Inc.	101,693	8,360,182
The Home Depot Inc.	31,351	4,603,267

		12,963,449

Hotels, Resorts & Cruise Lines - 0.3%
Marriott International Inc., Class A	17,155	1,615,658

Housewares & Specialties - 1.2%
Newell Brands Inc.	165,589	7,810,833

Hypermarkets & Super Centers - 0.3%
Wal-Mart Stores Inc.	30,562	2,202,909

Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	34,075	376,529

Industrial Conglomerates - 1.0%
Honeywell International Inc.	25,394	3,170,949
Roper Technologies Inc.	15,368	3,173,338

		6,344,287

Industrial Gases - 0.2%
Air Products & Chemicals Inc.	7,656	1,035,780

Industrial Machinery - 1.2%
Ingersoll-Rand PLC	90,760	7,380,603

	Number of Shares	Fair Value $
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	22,129	1,635,112

Integrated Oil & Gas - 2.3%
Chevron Corp.	43,807	4,703,557
Exxon Mobil Corp.	117,667	9,649,871

		14,353,428

Integrated Telecommunication Services - 0.5%
Verizon Communications Inc. (l)	64,480	3,143,400

Internet & Direct Marketing Retail - 3.4%
Amazon.com Inc. (a)	18,072	16,021,551
Netflix Inc. (a)	5,339	789,157
The Priceline Group Inc. (a)	2,541	4,522,904

		21,333,612

Internet Software & Services - 5.5%
Alphabet Inc., Class A (a)	15,720	13,327,416
Alphabet Inc., Class C (a)	8,440	7,001,486
Facebook Inc., Class A (a)	98,828	14,038,518

		34,367,420

Investment Banking & Brokerage - 3.1%
The Charles Schwab Corp.	257,818	10,521,553
The Goldman Sachs Group Inc.	38,992	8,957,242

		19,478,795

IT Consulting & Other Services - 0.1%
Accenture PLC, Class A	8,041	963,955

Life & Health Insurance - 0.7%
MetLife Inc.	39,206	2,070,861
Prudential Financial Inc.	21,464	2,289,779

		4,360,640

Metal & Glass Containers - 0.3%
Ball Corp.	22,513	1,671,815

Movies & Entertainment - 2.0%
The Walt Disney Co.	81,065	9,191,960
Time Warner Inc.	34,918	3,411,838

		12,603,798

Multi-Line Insurance - 0.2%
The Hartford Financial Services Group Inc.	22,448	1,079,075

Multi-Sector Holdings - 1.1%
Berkshire Hathaway Inc., Class B (a)	40,286	6,714,871

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	5

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Multi-Utilities - 0.8%
Dominion Resources Inc.	8,815	683,780
Sempra Energy	41,786	4,617,353

		5,301,133

Oil & Gas Equipment & Services - 0.7%
Schlumberger Ltd.	60,215	4,702,792

Oil & Gas Exploration & Production - 3.7%
Antero Resources Corp. (a)	144,771	3,302,226
ConocoPhillips	50,386	2,512,750
Marathon Oil Corp.	146,915	2,321,257
Noble Energy Inc.	155,453	5,338,256
Pioneer Natural Resources Co.	36,803	6,853,823
Range Resources Corp.	35,652	1,037,473
RSP Permian Inc. (a)	46,702	1,934,864

		23,300,649

Packaged Foods & Meats - 2.4%
Mondelez International Inc., Class A	245,960	10,595,957
The Kraft Heinz Co.	46,754	4,245,731

		14,841,688

Paper Packaging - 0.1%
Packaging Corporation of America	6,232	570,976

Pharmaceuticals - 4.9%
Allergan PLC	60,859	14,540,432
Pfizer Inc.	470,192	16,085,269

		30,625,701

Property & Casualty Insurance - 0.3%
The Allstate Corp.	20,509	1,671,278

Railroads - 0.6%
Union Pacific Corp.	37,778	4,001,446

Regional Banks - 0.8%
First Republic Bank	32,316	3,031,564
The PNC Financial Services Group Inc.	15,891	1,910,734

		4,942,298

Restaurants - 1.0%
Chipotle Mexican Grill Inc. (a)	2,129	948,512
McDonald’s Corp.	21,370	2,769,766
Starbucks Corp.	48,995	2,860,818

		6,579,096

	Number of Shares	Fair Value $
Semiconductor Equipment - 1.1%
Applied Materials Inc.	184,639	7,182,457

Semiconductors - 2.1%
Broadcom Ltd.	18,208	3,986,823
Intel Corp.	69,971	2,523,854
Micron Technology Inc. (a)	54,783	1,583,229
QUALCOMM Inc.	86,956	4,986,057

		13,079,963

Soft Drinks - 2.5%
PepsiCo Inc.	139,134	15,563,529

Specialized REITs - 2.9%
American Tower Corp.	78,502	9,541,133
Equinix Inc.	14,370	5,753,317
Extra Space Storage Inc.	39,728	2,955,366

		18,249,816

Specialty Chemicals - 0.7%
Albemarle Corp.	19,319	2,040,859
Celanese Corp., Class A	16,710	1,501,394
The Sherwin-Williams Co.	2,397	743,525

		4,285,778

Specialty Stores - 0.3%
Signet Jewelers Ltd.	5,212	361,035
Tractor Supply Co.	20,227	1,395,056

		1,756,091

Systems Software - 3.6%
Microsoft Corp.	266,396	17,544,841
Oracle Corp.	110,381	4,924,096

		22,468,937

Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.	164,707	23,661,808
Hewlett Packard Enterprise Co.	73,826	1,749,676
Western Digital Corp.	46,695	3,853,738

		29,265,222

Tobacco - 0.8%
Reynolds American Inc.	76,170	4,800,233

Trading Companies & Distributors - 0.4%
United Rentals Inc. (a)	19,814	2,477,741

Total Common Stock (Cost $514,219,188)		614,087,559

See Notes to Schedules of Investments and Notes to Financial Statements.

6	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Short-Term Investments - 2.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.66% (Cost $14,148,784) (d)(m)	14,148,784	14,148,784

Total Investments (Cost $528,367,972)		628,236,343

Other Assets and Liabilities, net - 0.1%		788,256

NET ASSETS - 100.0%		629,024,599

Other Information:

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation

S&P 500 Emini Index Futures	June 2017	13	$1,533,480	$(2,662)

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/ Interest Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	8,358,418	$8,358,418	58,924,345	53,133,979	14,148,784	$14,148,784	$40,970

		$8,358,418				$14,148,784	$40,970

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	7

State Street Institutional S&P 500 Index Fund

Performance Summary — March 31, 2017 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the S&P 500® Index. The Fund seeks to achieve its investment objective under normal circumstances by investing at least 80% of its net assets in the securities contained within the S&P 500® Index, while holding transaction costs low and minimizing portfolio turnover.

Sector Allocation as of March 31, 2017

Portfolio Compositions as a % of Fair Value of Investments of $17,390 (in thousands) on March 31, 2017 (a)(b)

Top Ten Largest Holdings

as of March 31, 2017 (as a % of Fair Value) (a)(b)

Apple Inc.	3.61%
Microsoft Corp.	2.45%
Amazon.com Inc.	1.67%
Exxon Mobil Corp.	1.63%
Johnson & Johnson	1.62%
Facebook Inc., Class A	1.59%
Berkshire Hathaway Inc., Class B	1.51%
JPMorgan Chase & Co.	1.50%
General Electric Co.	1.25%
AT&T Inc.	1.22%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

8	State Street Institutional S&P 500 Index Fund

State Street Institutional S&P 500 Index Fund

Understanding Your Fund’s Expenses — March 31, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$1,100.50	$1,024.10
Expenses paid during the period*	$0.84	$0.81

Service Class
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$1,099.90	$1,022.90
Expenses paid during the period*	$2.15	$2.07

*	Expenses are equal to the Fund’s annualized expense ratio of 0.16% for Investment Class shares and 0.41% for Service Class shares (for the period October 1, 2016-March 31, 2017), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

State Street Institutional S&P 500 Index Fund	9

State Street Institutional S&P 500 Index Fund

Schedule of Investments — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 96.8%†
Advertising - 0.1%
Omnicom Group Inc.	192	16,552
The Interpublic Group of Companies Inc.	317	7,789

		24,341

Aerospace & Defense - 2.2%
Arconic Inc.	363	9,561
General Dynamics Corp.	236	44,179
L3 Technologies Inc.	62	10,248
Lockheed Martin Corp.	208	55,661
Northrop Grumman Corp.	145	34,487
Raytheon Co.	242	36,905
Rockwell Collins Inc.	109	10,591
Textron Inc.	247	11,755
The Boeing Co.	476	84,185
TransDigm Group Inc.	45	9,907
United Technologies Corp.	634	71,141

		378,620

Agricultural & Farm Machinery - 0.2%
Deere & Co.	238	25,909

Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	471	21,685

Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc.	114	8,811
Expeditors International of Washington Inc.	144	8,135
FedEx Corp.	202	39,420
United Parcel Service Inc., Class B	571	61,268

		117,634

Airlines - 0.6%
Alaska Air Group Inc.	100	9,222
American Airlines Group Inc.	424	17,935
Delta Air Lines Inc.	606	27,852
Southwest Airlines Co.	506	27,202
United Continental Holdings Inc. (a)	242	17,095

		99,306

Alternative Carriers - 0.1%
Level 3 Communications Inc. (a)	243	13,904

Aluminum - 0.0%*
Alcoa Corp.	1	34

Apparel Retail - 0.5%
Foot Locker Inc.	126	9,426
L Brands Inc.	218	10,268

	Number of Shares	Fair Value $
Ross Stores Inc.	345	22,725
The Gap Inc.	220	5,344
The TJX Companies Inc.	538	42,545

		90,308

Apparel, Accessories & Luxury Goods - 0.3%
Coach Inc.	225	9,299
Hanesbrands Inc.	294	6,104
Michael Kors Holdings Ltd. (a)	136	5,183
PVH Corp.	68	7,036
Ralph Lauren Corp.	57	4,652
Under Armour Inc., Class A (a)	177	3,501
Under Armour Inc., Class C (a)	178	3,258
VF Corp.	288	15,831

		54,864

Application Software - 0.9%
Adobe Systems Inc. (a)	411	53,483
Autodesk Inc. (a)	159	13,749
Citrix Systems Inc. (a)	128	10,674
Intuit Inc.	213	24,706
salesforce.com Inc. (a)	527	43,472
Synopsys Inc. (a)	100	7,213

		153,297

Asset Management & Custody Banks - 1.0%
Affiliated Managers Group Inc.	44	7,213
Ameriprise Financial Inc.	129	16,729
BlackRock Inc.	100	38,351
Franklin Resources Inc.	311	13,105
Invesco Ltd.	344	10,537
Northern Trust Corp.	180	15,584
State Street Corp. (e)	298	23,724
T Rowe Price Group Inc.	198	13,494
The Bank of New York Mellon Corp.	873	41,232

		179,969

Auto Parts & Equipment - 0.1%
BorgWarner Inc.	159	6,645
Delphi Automotive PLC	221	17,788

		24,433

Automobile Manufacturers - 0.4%
Ford Motor Co.	3,222	37,504
General Motors Co.	1,145	40,487

		77,991

Automotive Retail - 0.3%
Advance Auto Parts Inc.	59	8,748
AutoNation Inc. (a)	52	2,199
AutoZone Inc. (a)	24	17,353

See Notes to Schedules of Investments and Notes to Financial Statements.

10	State Street Institutional S&P 500 Index Fund

State Street Institutional S&P 500 Index Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

CarMax Inc. (a)	160	9,475
O’Reilly Automotive Inc. (a)	83	22,397

		60,172

Biotechnology - 2.8%
AbbVie Inc.	1,347	87,771
Alexion Pharmaceuticals Inc. (a)	195	23,642
Amgen Inc.	617	101,231
Biogen Inc. (a)	180	49,216
Celgene Corp. (a)	642	79,884
Gilead Sciences Inc.	1,091	74,101
Incyte Corp. (a)	144	19,248
Regeneron Pharmaceuticals Inc. (a)	62	24,026
Vertex Pharmaceuticals Inc. (a)	210	22,963

		482,082

Brewers - 0.1%
Molson Coors Brewing Co., Class B	150	14,357

Broadcasting - 0.2%
CBS Corp., Class B	321	22,265
Discovery Communications Inc., Class A (a)	109	3,171
Discovery Communications Inc., Class C (a)	208	5,888
Scripps Networks Interactive Inc., Class A	74	5,799
TEGNA Inc.	213	5,457

		42,580

Building Products - 0.3%
Allegion PLC	75	5,678
Fortune Brands Home & Security Inc.	146	8,884
Johnson Controls International PLC	771	32,475
Masco Corp.	261	8,871

		55,908

Cable & Satellite - 1.3%
Charter Communications Inc., Class A (a)	179	58,591
Comcast Corp., Class A	3,958	148,781
DISH Network Corp., Class A (a)	200	12,698

		220,070

Casinos & Gaming - 0.0%*
Wynn Resorts Ltd.	68	7,793

Commodity Chemicals - 0.1%
LyondellBasell Industries N.V., Class A	275	25,077

	Number of Shares	Fair Value $
Communications Equipment - 1.0%
Cisco Systems Inc.	4,167	140,845
F5 Networks Inc. (a)	56	7,984
Harris Corp.	100	11,127
Juniper Networks Inc.	346	9,629
Motorola Solutions Inc.	134	11,553

		181,138

Computer & Electronics Retail - 0.1%
Best Buy Company Inc.	228	11,206

Construction & Engineering - 0.1%
Fluor Corp.	110	5,788
Jacobs Engineering Group Inc.	92	5,086
Quanta Services Inc. (a)	105	3,897

		14,771

Construction Machinery & Heavy Trucks - 0.5%
Caterpillar Inc.	483	44,803
Cummins Inc.	126	19,051
PACCAR Inc.	297	19,959

		83,813

Construction Materials - 0.1%
Martin Marietta Materials Inc.	53	11,567
Vulcan Materials Co.	112	13,494

		25,061

Consumer Electronics - 0.0%*
Garmin Ltd.	112	5,724

Consumer Finance - 0.8%
American Express Co.	636	50,314
Capital One Financial Corp.	398	34,491
Discover Financial Services	324	22,158
Navient Corp.	256	3,779
Synchrony Financial	644	22,089

		132,831

Copper - 0.1%
Freeport-McMoRan Inc. (a)	1,121	14,977

Data Processing & Outsourced Services - 2.3%
Alliance Data Systems Corp.	49	12,201
Automatic Data Processing Inc.	372	38,089
Fidelity National Information Services Inc.	269	21,418
Fiserv Inc. (a)	189	21,794
Global Payments Inc.	143	11,537
Mastercard Inc., Class A	789	88,739
Paychex Inc.	269	15,844
PayPal Holdings Inc. (a)	926	39,837

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional S&P 500 Index Fund	11

State Street Institutional S&P 500 Index Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

The Western Union Co.	381	7,753
Total System Services Inc.	131	7,003
Visa Inc., Class A	1,550	137,748

		401,963

Department Stores - 0.1%
Kohl’s Corp.	139	5,533
Macy’s Inc.	242	7,173
Nordstrom Inc.	89	4,145

		16,851

Distillers & Vintners - 0.2%
Brown-Forman Corp., Class B	142	6,557
Constellation Brands Inc., Class A	151	24,473

		31,030

Distributors - 0.1%
Genuine Parts Co.	124	11,459
LKQ Corp. (a)	293	8,576

		20,035

Diversified Banks - 5.1%
Bank of America Corp.	8,396	198,062
Citigroup Inc.	2,303	137,765
Comerica Inc.	139	9,533
JPMorgan Chase & Co.	2,974	261,236
U.S. Bancorp	1,323	68,134
Wells Fargo & Co.	3,756	209,059

		883,789

Diversified Chemicals - 0.7%
Eastman Chemical Co.	118	9,534
EI du Pont de Nemours & Co.	719	57,757
The Dow Chemical Co.	927	58,902

		126,193

Diversified Support Services - 0.1%
Cintas Corp.	69	8,731

Drug Retail - 0.7%
CVS Health Corp.	849	66,647
Walgreens Boots Alliance Inc.	708	58,799

		125,446

Electric Utilities - 1.9%
Alliant Energy Corp.	200	7,922
American Electric Power Company Inc.	423	28,396
Duke Energy Corp.	569	46,664
Edison International	277	22,052
Entergy Corp.	149	11,318
Eversource Energy	267	15,694

	Number of Shares	Fair Value $
Exelon Corp.	792	28,496
FirstEnergy Corp.	354	11,264
NextEra Energy Inc.	386	49,551
PG&E Corp.	416	27,606
Pinnacle West Capital Corp.	93	7,755
PPL Corp.	575	21,499
The Southern Co.	809	40,272
Xcel Energy Inc.	429	19,069

		337,558

Electrical Components & Equipment - 0.5%
Acuity Brands Inc.	40	8,160
AMETEK Inc.	194	10,491
Eaton Corporation PLC	371	27,510
Emerson Electric Co.	530	31,726
Rockwell Automation Inc.	110	17,128

		95,015

Electronic Components - 0.2%
Amphenol Corp., Class A	259	18,433
Corning Inc.	779	21,033

		39,466

Electronic Equipment & Instruments - 0.0%*
FLIR Systems Inc.	100	3,628

Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	291	21,694

Environmental & Facilities Services - 0.3%
Republic Services Inc.	197	12,373
Stericycle Inc. (a)	83	6,880
Waste Management Inc.	353	25,741

		44,994

Fertilizers & Agricultural Chemicals - 0.4%
CF Industries Holdings Inc.	185	5,430
FMC Corp.	128	8,907
Monsanto Co.	361	40,865
The Mosaic Co.	282	8,229

		63,431

Financial Exchanges & Data - 0.7%
CBOE Holdings Inc.	70	5,675
CME Group Inc.	280	33,264
Intercontinental Exchange Inc.	490	29,336
Moody’s Corp.	142	15,910
Nasdaq Inc.	95	6,598
S&P Global Inc.	213	27,847

		118,630

See Notes to Schedules of Investments and Notes to Financial Statements.

12	State Street Institutional S&P 500 Index Fund

State Street Institutional S&P 500 Index Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Food Distributors - 0.1%
Sysco Corp.	412	21,391

Food Retail - 0.2%
The Kroger Co.	776	22,884
Whole Foods Market Inc.	265	7,876

		30,760

Footwear - 0.4%
NIKE Inc., Class B	1,106	61,637

General Merchandise Stores - 0.3%
Dollar General Corp.	214	14,922
Dollar Tree Inc. (a)	198	15,535
Target Corp.	462	25,498

		55,955

Gold - 0.1%
Newmont Mining Corp.	448	14,766

Health Care REITs - 0.3%
HCP Inc.	389	12,168
Ventas Inc.	289	18,797
Welltower Inc.	297	21,033

		51,998

Healthcare Distributors - 0.4%
AmerisourceBergen Corp.	137	12,125
Cardinal Health Inc.	262	21,366
Henry Schein Inc. (a)	69	11,728
McKesson Corp.	174	25,797
Patterson Companies Inc.	79	3,573

		74,589

Healthcare Equipment - 2.4%
Abbott Laboratories	1,425	63,284
Baxter International Inc.	401	20,796
Becton Dickinson and Co.	183	33,570
Boston Scientific Corp. (a)	1,120	27,854
CR Bard Inc.	62	15,409
Danaher Corp.	503	43,022
Edwards Lifesciences Corp. (a)	174	16,368
Hologic Inc. (a)	223	9,489
IDEXX Laboratories Inc. (a)	72	11,132
Intuitive Surgical Inc. (a)	33	25,294
Medtronic PLC	1,138	91,677
Stryker Corp.	256	33,702
Varian Medical Systems Inc. (a)	74	6,744
Zimmer Biomet Holdings Inc.	164	20,026

		418,367

	Number of Shares	Fair Value $
Healthcare Facilities - 0.2%
HCA Holdings Inc. (a)	239	21,268
Universal Health Services Inc., Class B	75	9,334

		30,602

Healthcare Services - 0.4%
DaVita Inc. (a)	138	9,380
Envision Healthcare Corp. (a)	98	6,010
Express Scripts Holding Co. (a)	508	33,482
Laboratory Corporation of America Holdings (a)	85	12,195
Quest Diagnostics Inc.	112	10,997

		72,064

Healthcare Supplies - 0.1%
DENTSPLY SIRONA Inc.	202	12,613
The Cooper Companies Inc.	40	7,995

		20,608

Healthcare Technology - 0.1%
Cerner Corp. (a)	255	15,007

Home Building - 0.1%
DR Horton Inc.	271	9,027
Lennar Corp., Class A	174	8,907
PulteGroup Inc.	245	5,770

		23,704

Home Entertainment Software - 0.3%
Activision Blizzard Inc.	562	28,021
Electronic Arts Inc. (a)	247	22,112

		50,133

Home Furnishing Retail - 0.0%*
Bed Bath & Beyond Inc.	146	5,761

Home Furnishings - 0.1%
Leggett & Platt Inc.	110	5,535
Mohawk Industries Inc. (a)	53	12,163

		17,698

Home Improvement Retail - 1.2%
Lowe’s Companies Inc.	719	59,109
The Home Depot Inc.	1,011	148,445

		207,554

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc.	598	11,159

Hotels, Resorts & Cruise Lines - 0.4%
Carnival Corp.	343	20,206

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional S&P 500 Index Fund	13

State Street Institutional S&P 500 Index Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Marriott International Inc., Class A	263	24,769
Royal Caribbean Cruises Ltd.	141	13,834
Wyndham Worldwide Corp.	101	8,513

		67,322

Household Appliances - 0.1%
Whirlpool Corp.	64	10,965

Household Products - 1.8%
Church & Dwight Company Inc.	216	10,772
Colgate-Palmolive Co.	735	53,795
Kimberly-Clark Corp.	295	38,831
The Clorox Co.	108	14,561
The Procter & Gamble Co.	2,127	191,111

		309,070

Housewares & Specialties - 0.1%
Newell Brands Inc.	394	18,585

Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	104	5,078

Hypermarkets & Super Centers - 0.9%
Costco Wholesale Corp.	362	60,704
Wal-Mart Stores Inc.	1,248	89,956

		150,660

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	649	7,256
NRG Energy Inc.	237	4,432

		11,688

Industrial Conglomerates - 2.3%
3M Co.	499	95,474
General Electric Co.	7,261	216,378
Honeywell International Inc.	632	78,918
Roper Technologies Inc.	85	17,551

		408,321

Industrial Gases - 0.3%
Air Products & Chemicals Inc.	187	25,299
Praxair Inc.	246	29,176

		54,475

Industrial Machinery - 0.8%
Dover Corp.	125	10,044
Flowserve Corp.	126	6,101
Fortive Corp.	244	14,694
Illinois Tool Works Inc.	260	34,442
Ingersoll-Rand PLC	211	17,159
Parker-Hannifin Corp.	113	18,116
Pentair PLC	157	9,856

	Number of Shares	Fair Value $
Snap-on Inc.	46	7,759
Stanley Black & Decker Inc.	129	17,140
Xylem Inc.	143	7,181

		142,492

Industrial REITs - 0.1%
Prologis Inc. REIT	433	22,464

Insurance Brokers - 0.5%
Aon PLC	216	25,637
Arthur J Gallagher & Co.	152	8,594
Marsh & McLennan Companies Inc.	424	31,329
Willis Towers Watson PLC	104	13,613

		79,173

Integrated Oil & Gas - 2.8%
Chevron Corp.	1,568	168,356
Exxon Mobil Corp.	3,447	282,689
Occidental Petroleum Corp.	631	39,980

		491,025

Integrated Telecommunication Services - 2.2%
AT&T Inc.	5,102	211,988
CenturyLink Inc.	456	10,748
Verizon Communications Inc.	3,386	165,068

		387,804

Internet & Direct Marketing Retail - 2.5%
Amazon.com Inc. (a)(l)	328	290,785
Expedia Inc.	99	12,491
Netflix Inc. (a)	355	52,472
The Priceline Group Inc. (a)	41	72,979
TripAdvisor Inc. (a)	110	4,748

		433,475

Internet Software & Services - 4.4%
Akamai Technologies Inc. (a)	139	8,298
Alphabet Inc., Class A (a)(l)	246	208,559
Alphabet Inc., Class C (a)(l)	247	204,901
eBay Inc. (a)	855	28,702
Facebook Inc., Class A (a)	1,946	276,429
VeriSign Inc. (a)	72	6,272
Yahoo! Inc. (a)	723	33,555

		766,716

Investment Banking & Brokerage - 1.0%
E*TRADE Financial Corp. (a)	219	7,641
Morgan Stanley	1,193	51,108
Raymond James Financial Inc.	100	7,626
The Charles Schwab Corp.	996	40,647
The Goldman Sachs Group Inc.	306	70,294

		177,316

See Notes to Schedules of Investments and Notes to Financial Statements.

14	State Street Institutional S&P 500 Index Fund

State Street Institutional S&P 500 Index Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

IT Consulting & Other Services - 1.3%
Accenture PLC, Class A	513	61,498
Cognizant Technology Solutions Corp., Class A (a)	499	29,701
CSRA Inc.	97	2,841
International Business Machines Corp.	718	125,033
Teradata Corp. (a)	125	3,890

		222,963

Leisure Products - 0.1%
Hasbro Inc.	90	8,984
Mattel Inc.	327	8,374

		17,358

Life & Health Insurance - 0.9%
Aflac Inc.	335	24,261
Lincoln National Corp.	198	12,959
MetLife Inc.	909	48,013
Principal Financial Group Inc.	225	14,200
Prudential Financial Inc.	355	37,871
Torchmark Corp.	87	6,702
Unum Group	186	8,722

		152,728

Life Sciences Tools & Services - 0.6%
Agilent Technologies Inc.	275	14,539
Illumina Inc. (a)	125	21,330
Mettler-Toledo International Inc. (a)	24	11,494
PerkinElmer Inc.	86	4,993
Thermo Fisher Scientific Inc.	327	50,227
Waters Corp. (a)	67	10,473

		113,056

Managed Healthcare - 1.5%
Aetna Inc.	289	36,862
Anthem Inc.	217	35,887
Centene Corp. (a)	145	10,333
Cigna Corp.	211	30,909
Humana Inc.	122	25,149
UnitedHealth Group Inc.	790	129,568

		268,708

Metal & Glass Containers - 0.1%
Ball Corp.	160	11,882

Motorcycle Manufacturers - 0.1%
Harley-Davidson Inc.	148	8,954

Movies & Entertainment - 1.5%
The Walt Disney Co.	1,215	137,769
Time Warner Inc.	638	62,339

	Number of Shares	Fair Value $
Twenty-First Century Fox Inc., Class A	870	28,179
Twenty-First Century Fox Inc., Class B	402	12,776
Viacom Inc., Class B	289	13,473

		254,536

Multi-Line Insurance - 0.4%
American International Group Inc.	768	47,946
Assurant Inc.	44	4,209
Loews Corp.	223	10,430
The Hartford Financial Services Group Inc.	307	14,758

		77,343

Multi-Sector Holdings - 1.5%
Berkshire Hathaway Inc., Class B (a)	1,578	263,021
Leucadia National Corp.	258	6,708

		269,729

Multi-Utilities - 1.0%
Ameren Corp.	196	10,700
CenterPoint Energy Inc.	346	9,539
CMS Energy Corp.	260	11,632
Consolidated Edison Inc.	249	19,337
Dominion Resources Inc.	517	40,104
DTE Energy Co.	150	15,316
NiSource Inc.	307	7,304
Public Service Enterprise Group Inc.	431	19,115
SCANA Corp.	136	8,888
Sempra Energy	205	22,652
WEC Energy Group Inc.	266	16,128

		180,715

Office REITs - 0.3%
Alexandria Real Estate Equities Inc.	70	7,737
Boston Properties Inc.	130	17,213
SL Green Realty Corp.	81	8,636
Vornado Realty Trust	149	14,946

		48,532

Oil & Gas Drilling - 0.1%
Helmerich & Payne Inc.	84	5,592
Transocean Ltd. (a)	376	4,681

		10,273

Oil & Gas Equipment & Services - 1.0%
Baker Hughes Inc.	371	22,193
Halliburton Co.	713	35,087
National Oilwell Varco Inc.	311	12,468
Schlumberger Ltd.	1,154	90,127

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional S&P 500 Index Fund	15

State Street Institutional S&P 500 Index Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

TechnipFMC PLC (a)	420	13,650

		173,525

Oil & Gas Exploration & Production - 1.7%
Anadarko Petroleum Corp.	460	28,520
Apache Corp.	321	16,496
Cabot Oil & Gas Corp.	400	9,564
Chesapeake Energy Corp. (a)	765	4,544
Cimarex Energy Co.	77	9,201
Concho Resources Inc. (a)	119	15,273
ConocoPhillips	1,024	51,067
Devon Energy Corp.	455	18,983
EOG Resources Inc.	476	46,434
EQT Corp.	148	9,043
Hess Corp.	235	11,329
Marathon Oil Corp.	733	11,581
Murphy Oil Corp.	124	3,545
Newfield Exploration Co. (a)	159	5,869
Noble Energy Inc.	360	12,362
Pioneer Natural Resources Co.	140	26,072
Range Resources Corp.	183	5,325
Southwestern Energy Co. (a)	407	3,325

		288,533

Oil & Gas Refining & Marketing - 0.5%
Marathon Petroleum Corp.	433	21,884
Phillips 66	364	28,836
Tesoro Corp.	93	7,538
Valero Energy Corp.	372	24,660

		82,918

Oil & Gas Storage & Transportation - 0.4%
Kinder Morgan Inc.	1,583	34,415
ONEOK Inc.	169	9,369
The Williams Companies Inc.	702	20,772

		64,556

Packaged Foods & Meats - 1.4%
Campbell Soup Co.	156	8,929
Conagra Brands Inc.	367	14,805
General Mills Inc.	487	28,738
Hormel Foods Corp.	251	8,692
Kellogg Co.	206	14,958
McCormick & Company Inc.	91	8,877
Mead Johnson Nutrition Co.	165	14,698
Mondelez International Inc., Class A	1,278	55,056
The Hershey Co.	119	13,001
The JM Smucker Co.	101	13,239
The Kraft Heinz Co.	493	44,769
Tyson Foods Inc., Class A	246	15,181

		240,943

	Number of Shares	Fair Value $
Paper Packaging - 0.3%
Avery Dennison Corp.	88	7,093
International Paper Co.	346	17,570
Sealed Air Corp.	154	6,711
WestRock Co.	230	11,967

		43,341

Personal Products - 0.1%
Coty Inc., Class A	412	7,470
The Estee Lauder Companies Inc., Class A	188	15,940

		23,410

Pharmaceuticals - 4.9%
Allergan PLC	278	66,420
Bristol-Myers Squibb Co.	1,385	75,316
Eli Lilly & Co.	804	67,624
Johnson & Johnson	2,261	281,608
Mallinckrodt PLC (a)	73	3,254
Merck & Company Inc.	2,289	145,443
Mylan N.V. (a)	375	14,621
Perrigo Company PLC	114	7,568
Pfizer Inc.	4,950	169,340
Zoetis Inc.	405	21,615

		852,809

Property & Casualty Insurance - 0.8%
Chubb Ltd.	385	52,456
Cincinnati Financial Corp.	141	10,190
The Allstate Corp.	302	24,610
The Progressive Corp.	494	19,355
The Travelers Companies Inc.	234	28,206
XL Group Ltd.	239	9,527

		144,344

Publishing - 0.0%*
News Corp., Class A	366	4,758
News Corp., Class B	40	540

		5,298

Railroads - 0.8%
CSX Corp.	773	35,983
Kansas City Southern	100	8,576
Norfolk Southern Corp.	240	26,873
Union Pacific Corp.	683	72,343

		143,775

Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	283	9,846

Regional Banks - 1.2%
BB&T Corp.	668	29,860

See Notes to Schedules of Investments and Notes to Financial Statements.

16	State Street Institutional S&P 500 Index Fund

State Street Institutional S&P 500 Index Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Citizens Financial Group Inc.	417	14,407
Fifth Third Bancorp	651	16,535
Huntington Bancshares Inc.	879	11,770
KeyCorp	915	16,269
M&T Bank Corp.	134	20,734
People’s United Financial Inc.	297	5,405
Regions Financial Corp.	1,070	15,547
SunTrust Banks Inc.	403	22,286
The PNC Financial Services Group Inc.	402	48,337
Zions Bancorporation	193	8,106

		209,256

Research & Consulting Services - 0.2%
Equifax Inc.	100	13,674
Nielsen Holdings PLC	305	12,600
The Dun & Bradstreet Corp.	26	2,806
Verisk Analytics Inc. (a)	128	10,386

		39,466

Residential REITs - 0.4%
Apartment Investment & Management Co., Class A	151	6,697
AvalonBay Communities Inc.	117	21,481
Equity Residential	312	19,413
Essex Property Trust Inc.	54	12,502
Mid-America Apartment Communities Inc.	100	10,174
UDR Inc.	218	7,905

		78,172

Restaurants - 1.1%
Chipotle Mexican Grill Inc. (a)	26	11,584
Darden Restaurants Inc.	112	9,371
McDonald’s Corp.	688	89,172
Starbucks Corp.	1,205	70,360
Yum! Brands Inc.	285	18,211

		198,698

Retail REITs - 0.6%
Federal Realty Investment Trust	60	8,010
GGP Inc.	488	11,312
Kimco Realty Corp.	398	8,792
Realty Income Corp.	210	12,501
Regency Centers Corp.	100	6,639
Simon Property Group Inc.	260	44,728
The Macerich Co.	103	6,633

		98,615

Semiconductor Equipment - 0.4%
Applied Materials Inc.	890	34,621
KLA-Tencor Corp.	126	11,979

	Number of Shares	Fair Value $
Lam Research Corp.	133	17,072

		63,672

Semiconductors - 2.9%
Advanced Micro Devices Inc. (a)	607	8,832
Analog Devices Inc.	306	25,077
Broadcom Ltd.	329	72,038
Intel Corp.	3,935	141,935
Microchip Technology Inc.	175	12,911
Micron Technology Inc. (a)	845	24,420
NVIDIA Corp.	486	52,940
Qorvo Inc. (a)	101	6,925
QUALCOMM Inc.	1,223	70,127
Skyworks Solutions Inc.	159	15,579
Texas Instruments Inc.	827	66,623
Xilinx Inc.	211	12,215

		509,622

Soft Drinks - 1.7%
Dr Pepper Snapple Group Inc.	157	15,374
Monster Beverage Corp. (a)	348	16,067
PepsiCo Inc.	1,190	133,113
The Coca-Cola Co.	3,222	136,742

		301,296

Specialized Consumer Services - 0.0%*
H&R Block Inc.	229	5,324

Specialized REITs - 1.0%
American Tower Corp.	351	42,661
Crown Castle International Corp.	296	27,957
Digital Realty Trust Inc.	129	13,724
Equinix Inc.	62	24,823
Extra Space Storage Inc.	108	8,034
Iron Mountain Inc.	232	8,276
Public Storage	129	28,239
Weyerhaeuser Co.	612	20,796

		174,510

Specialty Chemicals - 0.5%
Albemarle Corp.	100	10,564
Ecolab Inc.	216	27,074
International Flavors & Fragrances Inc.	74	9,807
PPG Industries Inc.	229	24,063
The Sherwin-Williams Co.	66	20,473

		91,981

Specialty Stores - 0.2%
Signet Jewelers Ltd.	53	3,671
Staples Inc.	503	4,411
Tiffany & Co.	85	8,101
Tractor Supply Co.	111	7,656

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional S&P 500 Index Fund	17

State Street Institutional S&P 500 Index Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Ulta Salon Cosmetics & Fragrance Inc. (a)	48	13,691

		37,530

Steel - 0.1%
Nucor Corp.	266	15,886

Systems Software - 3.3%
CA Inc.	295	9,357
Microsoft Corp.	6,466	425,851
Oracle Corp.	2,486	110,901
Red Hat Inc. (a)	152	13,148
Symantec Corp.	527	16,168

		575,425

Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc.	4,373	628,225
Hewlett Packard Enterprise Co.	1,373	32,540
HP Inc.	1,403	25,086
NetApp Inc.	221	9,249
Seagate Technology PLC	238	10,931
Western Digital Corp.	233	19,229
Xerox Corp.	702	5,153

		730,413

Tires & Rubber - 0.0%*
The Goodyear Tire & Rubber Co.	208	7,488

Tobacco - 1.7%
Altria Group Inc. (l)	1,618	115,557
Philip Morris International Inc.	1,288	145,415

	Number of Shares	Fair Value $
Reynolds American Inc.	683	43,043

		304,015

Trading Companies & Distributors - 0.2%
Fastenal Co.	241	12,412
United Rentals Inc. (a)	67	8,378
WW Grainger Inc.	47	10,940

		31,730

Trucking - 0.1%
JB Hunt Transport Services Inc.	69	6,330
Ryder System Inc.	38	2,867

		9,197

Water Utilities - 0.1%
American Water Works Company Inc.	156	12,132

Total Common Stock (Cost $13,068,434)		16,903,194

Short-Term Investments - 2.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.66% (Cost $487,126) (d)(m)	487,126	487,126

Total Investments (Cost $13,555,560)		17,390,320

Other Assets and Liabilities, net - 0.4%		61,688

NET ASSETS - 100.0%		17,452,008

Other Information:

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2017	4	$471,840	$(947)

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/ Interest Income	Realized Gain (Loss)
State Street Corp.	302	$21,028	27	31	298	$23,724	$228	$197
State Street Institutional U.S. Government Money Market Fund - Class G Shares	701,455	701,455	2,885,808	3,100,137	487,126	487,126	1,455	—

		$722,483				$510,850	$1,683	$197

See Notes to Schedules of Investments and Notes to Financial Statements.

18	State Street Institutional S&P 500 Index Fund

State Street Institutional U.S. Large-Cap Core Equity Fund

Performance Summary — March 31, 2017 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities of large-capitalization U.S. companies, such as common and preferred stocks. The Fund defines a large-cap company as one with a market capitalization that, at the time of investment, is no lower than the smallest market capitalization of a company in the S&P 500® Index.

Sector Allocation as of March 31, 2017

Portfolio Compositions as a % of Fair Value of Investments of $15,498 (in thousands) on March 31, 2017 (a)(b)

Top Ten Largest Holdings

as of March 31, 2017 (as a % of Fair Value) (a)(b)

Visa Inc., Class A	4.58%
JPMorgan Chase & Co.	4.22%
The Charles Schwab Corp.	4.20%
PepsiCo Inc.	4.17%
Allergan PLC	3.87%
Medtronic PLC	3.68%
Alphabet Inc., Class C	3.66%
CME Group Inc.	3.61%
Apple Inc.	3.55%
Charter Communications Inc., Class A	3.33%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional U.S. Large-Cap Core Equity Fund	19

State Street Institutional U.S. Large-Cap Core Equity Fund

Understanding Your Fund’s Expenses — March 31, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$1,116.90	$1,022.30
Expenses paid during the period*	$2.80	$2.67

Service Class
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$1,116.50	$1,021.00
Expenses paid during the period*	$4.17	$3.98

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% for Investment Class shares and 0.80% for Service Class shares (for the period October 1, 2016-March 31, 2017, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

20	State Street Institutional U.S. Large-Cap Core Equity Fund

State Street Institutional U.S. Large-Cap Core Equity Fund

Schedule of Investments — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 95.3%†
Application Software - 2.2%
salesforce.com Inc. (a)	4,106	338,704

Biotechnology - 7.2%
Alexion Pharmaceuticals Inc. (a)	1,772	214,837
Amgen Inc.	2,638	432,817
Gilead Sciences Inc.	3,928	266,790
Vertex Pharmaceuticals Inc. (a)	1,887	206,343

		1,120,787

Building Products - 2.3%
Allegion PLC	4,744	359,121

Cable & Satellite - 6.4%
Charter Communications Inc., Class A (a)	1,578	516,511
Liberty Global PLC, Class C (a)	13,371	468,520

		985,031

Data Processing & Outsourced Services - 4.6%
Visa Inc., Class A	7,984	709,538

Diversified Banks - 6.2%
JPMorgan Chase & Co.	7,451	654,496
Wells Fargo & Co.	5,627	313,199

		967,695

Financial Exchanges & Data - 3.6%
CME Group Inc.	4,705	558,954

Healthcare Equipment - 5.6%
Abbott Laboratories	6,689	297,058
Medtronic PLC	7,071	569,640

		866,698

Home Improvement Retail - 2.9%
Lowe’s Companies Inc.	5,475	450,100

Housewares & Specialties - 2.0%
Newell Brands Inc.	6,618	312,171

Industrial Machinery - 2.0%
Ingersoll-Rand PLC	3,802	309,179

Integrated Oil & Gas - 2.5%
Chevron Corp.	3,544	380,519

Internet & Direct Marketing Retail - 3.2%
Amazon.com Inc. (a)	558	494,689

Internet Software & Services - 6.3%
Alphabet Inc., Class C (a)(l)	683	566,590

	Number of Shares	Fair Value $
Facebook Inc., Class A (a)	2,889	410,382

		976,972

Investment Banking & Brokerage - 6.4%
The Charles Schwab Corp.	15,967	651,613
The Goldman Sachs Group Inc.	1,468	337,229

		988,842

Movies & Entertainment - 1.9%
The Walt Disney Co. (l)	2,585	293,113

Multi-Utilities - 1.1%
Sempra Energy	1,555	171,827

Oil & Gas Equipment & Services - 2.5%
Schlumberger Ltd.	4,871	380,425

Oil & Gas Exploration & Production - 2.1%
Pioneer Natural Resources Co.	1,777	330,931

Pharmaceuticals - 7.0%
Allergan PLC	2,510	599,689
Pfizer Inc.	14,417	493,206

		1,092,895

Semiconductor Equipment - 1.5%
Applied Materials Inc.	6,141	238,885

Semiconductors - 0.9%
QUALCOMM Inc.	2,523	144,669

Soft Drinks - 4.2%
PepsiCo Inc.	5,779	646,439

Specialized REITs - 4.7%
American Tower Corp.	3,795	461,244
Equinix Inc.	650	260,241

		721,485

Systems Software - 2.5%
Microsoft Corp.	5,775	380,341

Technology Hardware, Storage & Peripherals - 3.5%
Apple Inc.	3,832	550,505

Total Common Stock (Cost $13,725,927)		14,770,515

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Large-Cap Core Equity Fund	21

State Street Institutional U.S. Large-Cap Core Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Short-Term Investments - 4.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.66% (Cost $727,067) (d)(n)	727,067	727,067

Total Investments (Cost $14,452,994)		15,497,582

Other Assets and Liabilities, net - 0.0%*		1,007

NET ASSETS - 100.0%		15,498,589

Other Information:

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation

S&P 500 Emini Index Futures	June 2017	3	$353,880	$1,123

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/ Interest Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,428,579	$1,428,579	5,396,417	6,097,929	727,067	$727,067	$2,019

		$1,428,579				$727,067	$2,019

See Notes to Schedules of Investments and Notes to Financial Statements.

22	State Street Institutional U.S. Large-Cap Core Equity Fund

State Street Institutional Premier Growth Equity Fund

Performance Summary — March 31, 2017 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large and medium-sized companies (meaning companies with market capitalizations of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential.

Sector Allocation as of March 31, 2017

Portfolio Compositions as a % of Fair Value of Investments of $364,896 (in thousands) on March 31, 2017 (a)(b)

Top Ten Largest Holdings

as of March 31, 2017 (as a % of Fair Value) (a)(b)

Apple Inc.	5.88%
Alphabet Inc., Class C	4.71%
Visa Inc., Class A	4.54%
Allergan PLC	4.30%
Amazon.com Inc.	4.29%
The Charles Schwab Corp.	4.17%
Facebook Inc., Class A	4.03%
CME Group Inc.	3.97%
PepsiCo Inc.	3.81%
S&P Global Inc.	3.57%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional Premier Growth Equity Fund	23

State Street Institutional Premier Growth Equity Fund

Understanding Your Fund’s Expenses — March 31, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$1,095.20	$1,023.00
Expenses paid during the period*	$1.98	$1.92

Service Class
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$1,092.90	$1,021.80
Expenses paid during the period*	$3.29	$3.18

*	Expenses are equal to the Fund’s annualized expense ratio of 0.38% for Investment Class shares and 0.63% for Service Class shares (for the period October 1, 2016-March 31, 2017), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

24	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund

Schedule of Investments — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 96.2%†
Application Software - 4.0%
Intuit Inc.	54,319	6,300,461
salesforce.com Inc. (a)	98,453	8,121,388

		14,421,849

Biotechnology - 9.2%
Alexion Pharmaceuticals Inc. (a)	74,670	9,052,991
Amgen Inc.	69,035	11,326,572
Gilead Sciences Inc.	116,041	7,881,505
Vertex Pharmaceuticals Inc. (a)	47,245	5,166,241

		33,427,309

Cable & Satellite - 10.4%
Charter Communications Inc., Class A (a)	38,476	12,593,964
Comcast Corp., Class A	174,062	6,542,990
Liberty Global PLC, Class C (a)	352,268	12,343,471
Sirius XM Holdings Inc. (l)	1,267,531	6,527,785

		38,008,210

Data Processing & Outsourced Services - 5.8%
PayPal Holdings Inc. (a)	108,728	4,677,478
Visa Inc., Class A	186,495	16,573,811

		21,251,289

Financial Exchanges & Data - 7.5%
CME Group Inc.	121,843	14,474,948
S&P Global Inc.	99,585	13,019,743

		27,494,691

Healthcare Equipment - 5.2%
Abbott Laboratories	140,908	6,257,724
Medtronic PLC	159,142	12,820,480

		19,078,204

Healthcare Supplies - 1.9%
The Cooper Companies Inc.	33,983	6,792,862

Home Improvement Retail - 2.4%
Lowe’s Companies Inc.	104,120	8,559,705

Internet & Direct Marketing Retail - 4.3%
Amazon.com Inc. (a)	17,656	15,652,750

Internet Software & Services - 10.5%
Alibaba Group Holding Ltd. ADR (a)	33,155	3,575,104
Alphabet Inc., Class A (a)(l)	3,393	2,876,585
Alphabet Inc., Class C (a)	20,722	17,190,142
Facebook Inc., Class A (a)	103,608	14,717,517

		38,359,348

	Number of Shares	Fair Value $
Investment Banking & Brokerage - 4.2%
The Charles Schwab Corp.	372,990	15,221,722

Movies & Entertainment - 2.6%
The Walt Disney Co.	84,544	9,586,444

Oil & Gas Equipment & Services - 2.0%
Schlumberger Ltd.	91,175	7,120,767

Pharmaceuticals - 4.3%
Allergan PLC	65,636	15,681,753

Restaurants - 1.0%
Starbucks Corp.	62,229	3,633,551

Semiconductor Equipment - 1.0%
Applied Materials Inc.	97,180	3,780,302

Semiconductors - 1.3%
QUALCOMM Inc.	83,758	4,802,684

Soft Drinks - 3.8%
PepsiCo Inc.	124,330	13,907,554

Specialized REITs - 3.5%
American Tower Corp.	103,608	12,592,516

Systems Software - 3.0%
Microsoft Corp.	165,210	10,880,731

Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc.	149,196	21,433,497

Trading Companies & Distributors - 2.4%
United Rentals Inc. (a)	71,294	8,915,316

Total Common Stock (Cost $257,864,682)		350,603,054

Short-Term Investments - 3.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.66% (Cost $14,293,197) (d)(m)	14,293,197	14,293,197

Total Investments (Cost $272,157,879)		364,896,251

Liabilities in Excess of Other Assets, net - (0.1)%		(268,867)

NET ASSETS - 100.0%		364,627,384

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Premier Growth Equity Fund	25

State Street Institutional Premier Growth Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation

S&P 500 Emini Index Futures	June 2017	41	$4,836,360	$(61)

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/ Interest Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	12,844,727	$12,844,727	30,217,660	28,769,190	14,293,197	$14,293,197	$22,207

		$12,844,727				$14,293,197	$22,207

See Notes to Schedules of Investments and Notes to Financial Statements.

26	State Street Institutional Premier Growth Equity Fund

State Street Institutional Small-Cap Equity Fund

Performance Summary — March 31, 2017 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks. The Fund uses a multi sub-adviser investment strategy that combines growth, value and core investment management styles, which allows the Fund the potential to benefit from both value and growth cycles in the marketplace.

Sector Allocation as of March 31, 2017

Portfolio Compositions as a % of Fair Value of Investments of $1,429,225 (in thousands) on March 31, 2017 (a)(b)

Top Ten Largest Holdings

as of March 31, 2017 (as a % of Fair Value) (a)(b)

Blackbaud Inc.	1.39%
John Wiley & Sons Inc., Class A	1.28%
Raymond James Financial Inc.	1.03%
Hill-Rom Holdings Inc.	0.96%
TreeHouse Foods Inc.	0.96%
Wolverine World Wide Inc.	0.94%
Integra LifeSciences Holdings Corp.	0.93%
Darling Ingredients Inc.	0.89%
Ritchie Bros Auctioneers Inc.	0.83%
Snyder’s-Lance Inc.	0.83%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional Small-Cap Equity Fund	27

State Street Institutional Small-Cap Equity Fund

Understanding Your Fund’s Expenses — March 31, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$1,117.10	$1,020.50
Expenses paid during the period*	$4.64	$4.43

Service Class
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$1,115.80	$1,019.30
Expenses paid during the period*	$5.96	$5.69

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88% for Investment Class shares and 1.13% for Service Class shares (for the period October 1, 2016-March 31, 2017), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

28	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 94.6%†
Aerospace & Defense - 0.5%
Esterline Technologies Corp. (a)	5,836	502,188
Teledyne Technologies Inc. (a)	49,565	6,267,990
Vectrus Inc. (a)	24,276	542,568

		7,312,746

Agricultural & Farm Machinery - 0.5%
AGCO Corp.	119,922	7,216,906

Agricultural Products - 1.0%
Darling Ingredients Inc. (a)	875,380	12,710,518
Fresh Del Monte Produce Inc.	15,750	932,872

		13,643,390

Airlines - 0.1%
Hawaiian Holdings Inc. (a)	16,000	743,200

Alternative Carriers - 0.0%*
Vonage Holdings Corp. (a)	95,311	602,366

Apparel Retail - 0.8%
American Eagle Outfitters Inc.	18,019	252,807
Burlington Stores Inc. (a)	35,460	3,449,903
Citi Trends Inc.	12,552	213,384
Francesca’s Holdings Corp. (a)	52,500	805,875
Genesco Inc. (a)	45,963	2,548,648
The Buckle Inc.	146,528	2,725,421
The Children’s Place Inc.	9,100	1,092,455

		11,088,493

Apparel, Accessories & Luxury Goods - 0.2%
G-III Apparel Group Ltd. (a)	101,757	2,227,461

Application Software - 4.3%
ACI Worldwide Inc. (a)	323,556	6,920,863
Blackbaud Inc.	258,415	19,812,678
Exa Corp. (a)	54,100	687,070
Guidewire Software Inc. (a)	146,000	8,224,180
Jive Software Inc. (a)	427,948	1,840,176
PTC Inc. (a)	104,788	5,506,609
RealPage Inc. (a)	301,668	10,528,213
SS&C Technologies Holdings Inc.	191,554	6,781,012
Zix Corp. (a)	221,300	1,064,453

		61,365,254

Asset Management & Custody Banks - 0.8%
Cohen & Steers Inc.	32,046	1,280,879
Fifth Street Asset Management Inc.	19,969	91,857
Financial Engines Inc.	214,000	9,319,700

	Number of Shares	Fair Value $
OM Asset Management PLC	63,282	956,824

		11,649,260

Auto Parts & Equipment - 1.2%
American Axle & Manufacturing Holdings Inc. (a)	46,020	864,256
Cooper-Standard Holdings Inc. (a)	14,073	1,561,118
Gentherm Inc. (a)	29,123	1,143,078
LCI Industries	22,257	2,221,248
Stoneridge Inc. (a)	20,703	375,552
Tenneco Inc.	165,656	10,340,247
Tower International Inc.	33,747	914,544

		17,420,043

Automobile Manufacturers - 0.7%
Thor Industries Inc.	85,743	8,242,474
Winnebago Industries Inc.	58,511	1,711,447

		9,953,921

Automotive Retail - 1.3%
America’s Car-Mart Inc. (a)	34,448	1,255,629
Asbury Automotive Group Inc. (a)	14,647	880,285
CST Brands Inc.	30,000	1,442,700
Group 1 Automotive Inc.	66,134	4,899,207
Murphy USA Inc. (a)	144,295	10,594,139

		19,071,960

Biotechnology - 0.6%
BioSpecifics Technologies Corp. (a)	21,200	1,161,760
MiMedx Group Inc. (a)	53,700	511,761
Repligen Corp. (a)	214,228	7,540,826

		9,214,347

Brewers - 0.5%
Craft Brew Alliance Inc. (a)	35,490	473,791
The Boston Beer Company Inc., Class A (a)	42,500	6,147,625

		6,621,416

Building Products - 0.8%
American Woodmark Corp. (a)	16,614	1,525,165
Apogee Enterprises Inc.	31,910	1,902,155
Builders FirstSource Inc. (a)	126,102	1,878,920
Insteel Industries Inc.	736	26,599
Masonite International Corp. (a)	7,430	588,828
NCI Building Systems Inc. (a)	52,543	901,112
Patrick Industries Inc. (a)	6,900	489,210
Ply Gem Holdings Inc. (a)	54,035	1,064,490

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	29

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Simpson Manufacturing Company Inc.	15,125	651,736
Universal Forest Products Inc.	18,044	1,778,056

		10,806,271

Casinos & Gaming - 0.1%
Churchill Downs Inc.	6,300	1,000,755
Pinnacle Entertainment Inc. (a)	31,203	609,083

		1,609,838

Commercial Printing - 0.4%
Brady Corp., Class A	113,500	4,386,775
Deluxe Corp.	13,786	994,936
LSC Communications Inc.	36,007	905,936

		6,287,647

Commodity Chemicals - 0.2%
Koppers Holdings Inc. (a)	21,899	927,423
Trinseo S.A.	23,451	1,573,562

		2,500,985

Communications Equipment - 0.3%
ADTRAN Inc.	55,834	1,158,556
Extreme Networks Inc. (a)	204,000	1,532,040
Lumentum Holdings Inc. (a)	42,192	2,250,943

		4,941,539

Construction & Engineering - 0.7%
Chicago Bridge & Iron Company N.V.	249,567	7,674,185
EMCOR Group Inc.	13,100	824,645
MasTec Inc. (a)	25,489	1,020,835

		9,519,665

Construction Machinery & Heavy Trucks - 1.5%
Alamo Group Inc.	19,475	1,483,800
Astec Industries Inc.	28,342	1,742,891
Federal Signal Corp.	583,191	8,053,868
Trinity Industries Inc. (l)	336,675	8,938,721
Wabash National Corp.	72,576	1,501,598

		21,720,878

Construction Materials - 0.1%
Summit Materials Inc., Class A (a)	43,101	1,065,026

Consumer Finance - 0.1%
Enova International Inc. (a)	97,837	1,452,879

Data Processing & Outsourced Services - 1.9%
Broadridge Financial Solutions Inc.	116,880	7,941,996

	Number of Shares	Fair Value $
Cardtronics PLC, Class A (a)	16,900	790,075
Cass Information Systems Inc.	5,284	349,272
CoreLogic Inc. (a)	138,334	5,632,961
EVERTEC Inc.	50,766	807,179
MAXIMUS Inc.	15,658	973,928
Travelport Worldwide Ltd.	65,007	765,132
WEX Inc. (a)(l)	100,000	10,350,000

		27,610,543

Distributors - 0.5%
LKQ Corp. (a)	260,077	7,612,454

Diversified Chemicals - 0.2%
The Chemours Co.	79,799	3,072,261

Diversified Metals & Mining - 0.0%*
Compass Minerals International Inc.	5,516	374,261

Diversified Real Estate Activities - 0.0%*
The RMR Group Inc. Class A	13,600	673,200

Diversified REITs - 0.1%
American Assets Trust Inc.	21,491	899,183
Gramercy Property Trust	42,193	1,109,676

		2,008,859

Diversified Support Services - 1.6%
Healthcare Services Group Inc.	204,956	8,831,554
Ritchie Bros Auctioneers Inc.	362,856	11,937,962
UniFirst Corp.	8,122	1,148,857
Viad Corp.	21,089	953,223

		22,871,596

Education Services - 0.6%
Capella Education Co.	12,900	1,096,823
Grand Canyon Education Inc. (a)	10,700	766,227
K12 Inc. (a)	352,875	6,757,556

		8,620,606

Electric Utilities - 1.0%
ALLETE Inc.	16,005	1,083,699
IDACORP Inc.	134,788	11,182,012
PNM Resources Inc.	29,990	1,109,630
Spark Energy Inc., Class A	30,000	958,500

		14,333,841

Electrical Components & Equipment - 0.4%
Atkore International Group Inc. (a)	36,588	961,533
Encore Wire Corp.	31,912	1,467,952

See Notes to Schedules of Investments and Notes to Financial Statements.

30	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

EnerSys	9,699	765,639
General Cable Corp.	52,631	944,726
Regal Beloit Corp.	15,339	1,160,395

		5,300,245

Electronic Components - 0.8%
Belden Inc.	21,955	1,519,066
Littelfuse Inc.	52,908	8,460,518
Rogers Corp. (a)	8,904	764,587

		10,744,171

Electronic Equipment & Instruments - 0.9%
Coherent Inc. (a)	9,800	2,015,272
Control4 Corp. (a)	140,695	2,221,574
National Instruments Corp.	43,100	1,403,336
VeriFone Systems Inc. (a)	238,882	4,474,260
Zebra Technologies Corp., Class A (a)	25,495	2,326,419

		12,440,861

Electronic Manufacturing Services - 0.3%
Benchmark Electronics Inc. (a)	15,557	494,713
Methode Electronics Inc.	27,879	1,271,282
Plexus Corp. (a)	28,594	1,652,733
TTM Technologies Inc. (a)	36,157	583,213

		4,001,941

Environmental & Facilities Services - 0.7%
Clean Harbors Inc. (a)	189,412	10,535,095

Food Distributors - 0.7%
Performance Food Group Co. (a)	139,155	3,311,889
SpartanNash Co.	209,017	7,313,505

		10,625,394

Food Retail - 0.1%
Casey’s General Stores Inc.	9,242	1,037,415

Footwear - 1.4%
Deckers Outdoor Corp. (a)	81,259	4,853,600
Skechers U.S.A. Inc., Class A (a)	44,865	1,231,544
Wolverine World Wide Inc.	536,829	13,404,620

		19,489,764

Forest Products - 0.1%
Louisiana-Pacific Corp. (a)	40,372	1,002,033

Gas Utilities - 0.1%
South Jersey Industries Inc.	28,476	1,015,169

	Number of Shares	Fair Value $
Health Care REITs - 0.4%
CareTrust REIT Inc.	37,110	624,190
Omega Healthcare Investors Inc.	119,445	3,940,491
Sabra Health Care REIT Inc.	40,386	1,127,981

		5,692,662

Healthcare Distributors - 0.2%
Aceto Corp.	177,000	2,798,370
Owens & Minor Inc.	10,288	355,965

		3,154,335

Healthcare Equipment - 5.6%
Cantel Medical Corp.	82,500	6,608,250
Cardiovascular Systems Inc. (a)	210,900	5,963,197
CONMED Corp.	213,000	9,459,330
Hill-Rom Holdings Inc.	194,801	13,752,951
Insulet Corp. (a)	136,500	5,881,785
Integra LifeSciences Holdings Corp. (a)	317,500	13,376,275
iRadimed Corp. (a)	70,000	623,000
LeMaitre Vascular Inc.	61,900	1,524,597
Masimo Corp. (a)	63,300	5,903,358
Natus Medical Inc. (a)	12,759	500,791
NuVasive Inc. (a)	157,700	11,777,036
Orthofix International N.V. (a)	9,300	354,795
Penumbra Inc. (a)	47,500	3,963,875

		79,689,240

Healthcare Facilities - 0.0%*
HealthSouth Corp.	15,832	677,768

Healthcare Services - 1.9%
Addus HomeCare Corp. (a)	16,000	512,000
Almost Family Inc. (a)	12,500	607,500
AMN Healthcare Services Inc. (a)	45,123	1,831,994
BioTelemetry Inc. (a)	79,200	2,292,840
Envision Healthcare Corp. (a)	153,495	9,412,313
MEDNAX Inc. (a)	169,418	11,754,221
RadNet Inc. (a)	100,300	591,770

		27,002,638

Healthcare Supplies - 1.1%
Endologix Inc. (a)	384,227	2,781,804
ICU Medical Inc. (a)	61,000	9,314,700
Lantheus Holdings Inc. (a)	68,500	856,250
Merit Medical Systems Inc. (a)	30,377	877,895
OraSure Technologies Inc. (a)	148,200	1,916,226

		15,746,875

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	31

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Healthcare Technology - 1.7%
HMS Holdings Corp. (a)	421,653	8,572,205
Medidata Solutions Inc. (a)	124,000	7,153,560
Omnicell Inc. (a)	209,000	8,495,850

		24,221,615

Home Building - 0.2%
Meritage Homes Corp. (a)	25,150	925,520
TopBuild Corp. (a)	53,691	2,523,477

		3,448,997

Home Furnishing Retail - 0.4%
Aaron’s Inc.	168,861	5,021,926

Home Furnishings - 0.1%
Ethan Allen Interiors Inc.	31,095	953,062

Hotel & Resort REITs - 0.3%
Ashford Hospitality Trust Inc.	48,552	309,276
RLJ Lodging Trust	181,835	4,274,941

		4,584,217

Hotels, Resorts & Cruise Lines - 0.3%
ILG Inc.	169,765	3,558,274

Household Appliances - 0.5%
Helen of Troy Ltd. (a)	73,409	6,915,128

Household Products - 0.1%
Central Garden & Pet Co. (a)	35,400	1,312,278

Housewares & Specialties - 0.0%*
Tupperware Brands Corp.	10,331	647,960

Human Resource & Employment Services - 0.3%
Insperity Inc.	15,519	1,375,759
Kforce Inc.	37,800	897,750
TriNet Group Inc. (a)	13,744	397,202
TrueBlue Inc. (a)	33,618	919,452

		3,590,163

Industrial Machinery - 7.4%
Actuant Corp., Class A	401,916	10,590,486
Altra Industrial Motion Corp.	24,165	941,227
Barnes Group Inc.	124,350	6,384,129
Crane Co.	31,220	2,336,193
Franklin Electric Company Inc.	27,665	1,190,978
IDEX Corp.	73,831	6,903,937
John Bean Technologies Corp.	54,700	4,810,865
LB Foster Co., Class A	38,882	486,025
Luxfer Holdings PLC ADR	181,402	2,205,848
Lydall Inc. (a)	132,500	7,102,000
Mueller Industries Inc.	169,282	5,794,523

	Number of Shares	Fair Value $
Nordson Corp.	49,924	6,132,664
RBC Bearings Inc. (a)	38,000	3,689,420
Standex International Corp.	76,000	7,611,400
The Gorman-Rupp Co.	61,400	1,927,960
The Timken Co.	218,865	9,892,698
TriMas Corp. (a)	353,500	7,335,125
Watts Water Technologies Inc., Class A	34,665	2,161,363
Welbilt Inc. (a)	456,100	8,953,243
Woodward Inc. (l)	132,491	8,998,789

		105,448,873

Industrial REITs - 0.1%
Rexford Industrial Realty Inc.	32,652	735,323
STAG Industrial Inc.	50,836	1,271,917

		2,007,240

Internet Software & Services - 2.8%
Brightcove Inc. (a)	100,600	895,340
Cornerstone OnDemand Inc. (a)	191,630	7,452,490
Envestnet Inc. (a)	116,000	3,746,800
LogMeIn Inc.	97,300	9,486,750
MeetMe Inc. (a)	99,700	587,233
New Relic Inc. (a)	208,000	7,710,560
NIC Inc.	320,154	6,467,111
Stamps.com Inc. (a)	6,700	792,945
Web.com Group Inc. (a)	59,500	1,148,350
Xactly Corp. (a)	202,500	2,409,750

		40,697,329

Investment Banking & Brokerage - 1.5%
Evercore Partners Inc., Class A	12,886	1,003,819
Greenhill & Company Inc.	27,943	818,730
Moelis & Co., Class A	26,560	1,022,560
Piper Jaffray Cos.	25,873	1,651,991
Raymond James Financial Inc.	193,053	14,722,222
Stifel Financial Corp. (a)	36,537	1,833,792

		21,053,114

IT Consulting & Other Services - 0.2%
Perficient Inc. (a)	44,260	768,354
Science Applications International Corp.	11,241	836,330
The Hackett Group Inc.	53,800	1,048,562
Virtusa Corp. (a)	7,575	228,916

		2,882,162

Leisure Products - 0.8%
Brunswick Corp.	12,514	765,857
Malibu Boats Inc., Class A (a)	25,900	581,455
MCBC Holdings Inc.	47,800	772,926
Nautilus Inc. (a)	44,949	820,319

See Notes to Schedules of Investments and Notes to Financial Statements.

32	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Polaris Industries Inc.	107,349	8,995,846

		11,936,403

Life & Health Insurance - 0.0%*
American Equity Investment Life Holding Co.	9,228	218,058

Life Sciences Tools & Services - 1.8%
Albany Molecular Research Inc. (a)	256,885	3,604,096
Bruker Corp.	160,317	3,740,196
Cambrex Corp. (a)	30,490	1,678,474
Charles River Laboratories International Inc. (a)	12,983	1,167,821
ICON PLC (a)	84,867	6,765,597
INC Research Holdings Inc., Class A (a)	148,689	6,817,391
PAREXEL International Corp. (a)	7,809	492,826
PRA Health Sciences Inc. (a)	16,300	1,063,249

		25,329,650

Managed Healthcare - 1.2%
Centene Corp. (a)	162,402	11,572,767
Magellan Health Inc. (a)	32,168	2,221,200
Molina Healthcare Inc. (a)	82,045	3,741,252

		17,535,219

Marine - 0.1%
Kirby Corp. (a)	11,360	801,448

Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	30,044	1,233,306
National General Holdings Corp.	39,000	926,640

		2,159,946

Multi-Utilities - 0.1%
Black Hills Corp.	20,965	1,393,544

Office REITs - 0.5%
Brandywine Realty Trust	58,208	944,716
Corporate Office Properties Trust	24,437	808,865
Cousins Properties Inc.	658,090	5,442,404

		7,195,985

Office Services & Supplies - 1.0%
Herman Miller Inc.	133,535	4,213,029
HNI Corp.	21,139	974,297
Knoll Inc.	33,503	797,706
Steelcase Inc., Class A	54,666	915,655

	Number of Shares	Fair Value $
West Corp.	326,518	7,973,570

		14,874,257

Oil & Gas Drilling - 0.1%
Nabors Industries Ltd.	95,975	1,254,393

Oil & Gas Equipment & Services - 1.2%
Dril-Quip Inc. (a)	31,943	1,742,491
Forum Energy Technologies Inc. (a)	436,170	9,028,719
Hornbeck Offshore Services Inc. (a)	91,157	403,825
Natural Gas Services Group Inc. (a)	28,040	730,442
Oil States International Inc. (a)	161,985	5,369,803

		17,275,280

Oil & Gas Exploration & Production - 1.4%
Carrizo Oil & Gas Inc. (a)	99,015	2,837,770
Denbury Resources Inc. (a)	693,672	1,789,674
Newfield Exploration Co. (a)	263,156	9,713,088
Rice Energy Inc. (a)	17,863	423,353
SM Energy Co.	202,310	4,859,486

		19,623,371

Oil & Gas Refining & Marketing - 0.1%
Western Refining Inc.	42,152	1,478,271

Packaged Foods & Meats - 4.1%
AdvancePierre Foods Holdings Inc.	287,000	8,945,790
Amplify Snack Brands Inc. (a)	249,800	2,098,320
B&G Foods Inc.	184,500	7,426,125
Cal-Maine Foods Inc.	26,613	979,359
J&J Snack Foods Corp.	24,013	3,255,202
Sanderson Farms Inc.	96,743	10,045,793
Snyder’s-Lance Inc.	295,000	11,891,450
TreeHouse Foods Inc. (a)	161,500	13,672,590

		58,314,629

Paper Packaging - 0.3%
Packaging Corporation of America	49,099	4,498,450

Paper Products - 0.1%
Neenah Paper Inc.	19,694	1,471,142

Personal Products - 0.2%
elf Beauty Inc. (a)	45,450	1,308,960
Natural Health Trends Corp.	29,300	846,770
USANA Health Sciences Inc. (a)	12,486	719,194

		2,874,924

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	33

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Pharmaceuticals - 0.6%
Akorn Inc. (a)	18,300	440,664
Corcept Therapeutics Inc. (a)	158,100	1,732,776
Depomed Inc. (a)	34,800	436,740
Heska Corp. (a)	13,300	1,396,234
Horizon Pharma PLC (a)	30,900	456,702
Impax Laboratories Inc. (a)	45,100	570,515
Innoviva Inc. (a)	65,900	911,397
Phibro Animal Health Corp., Class A	48,047	1,350,121
Sucampo Pharmaceuticals Inc., Class A (a)	64,100	705,100

		8,000,249

Property & Casualty Insurance - 2.5%
Allied World Assurance Company Holdings AG	175,000	9,292,500
AMERISAFE Inc.	87,410	5,672,909
Argo Group International Holdings Ltd.	145,424	9,859,747
Atlas Financial Holdings Inc. (a)	20,000	273,000
RLI Corp.	58,848	3,532,057
The Navigators Group Inc.	128,700	6,988,410
United Insurance Holdings Corp.	23,400	373,230
Universal Insurance Holdings Inc.	14,446	353,927

		36,345,780

Publishing - 1.3%
John Wiley & Sons Inc., Class A	339,493	18,264,723

Railroads - 0.5%
Genesee & Wyoming Inc., Class A (a)	112,904	7,661,665

Regional Banks - 8.9%
1st Source Corp.	14,715	690,869
BankUnited Inc.	39,365	1,468,708
Banner Corp.	21,079	1,172,836
Bryn Mawr Bank Corp.	106,000	4,187,000
Camden National Corp.	23,659	1,041,942
Capital Bank Financial Corp., Class A	29,788	1,292,799
Cascade Bancorp (a)	53,089	409,316
Chemical Financial Corp.	14,734	753,644
Columbia Banking System Inc.	25,376	989,410
Community Bank System Inc.	85,000	4,673,300
Cullen/Frost Bankers Inc.	50,912	4,529,641
CVB Financial Corp.	286,000	6,317,740

	Number of Shares	Fair Value $
Enterprise Financial Services Corp.	24,158	1,024,299
FCB Financial Holdings Inc., Class A (a)	36,772	1,822,053
Fidelity Southern Corp.	15,713	351,657
First Financial Bankshares Inc.	91,000	3,649,100
Fulton Financial Corp.	390,454	6,969,604
German American Bancorp Inc.	45,000	2,130,300
Great Southern Bancorp Inc.	19,701	994,901
Home BancShares Inc.	63,816	1,727,499
Hope Bancorp Inc.	55,079	1,055,864
IBERIABANK Corp.	91,900	7,269,290
Independent Bank Corp.	76,000	4,940,000
Lakeland Financial Corp.	13,512	582,637
LegacyTexas Financial Group Inc.	37,271	1,487,113
Pinnacle Financial Partners Inc.	19,487	1,294,911
Prosperity Bancshares Inc.	166,104	11,579,110
Renasant Corp.	256,687	10,187,907
South State Corp.	7,902	706,044
Southwest Bancorp Inc.	34,743	908,530
Stock Yards Bancorp Inc.	75,600	3,073,140
SVB Financial Group (a)	51,382	9,561,676
Texas Capital Bancshares Inc. (a)	3,918	326,957
UMB Financial Corp.	94,500	7,116,795
Umpqua Holdings Corp.	83,754	1,485,796
United Community Banks Inc.	72,375	2,004,064
Washington Trust Bancorp Inc.	94,500	4,658,850
Westamerica Bancorporation	87,677	4,895,007
Western Alliance Bancorp (a)	120,995	5,939,645
Wintrust Financial Corp.	27,025	1,867,968

		127,137,922

Reinsurance - 0.1%
Maiden Holdings Ltd.	79,816	1,117,424

Research & Consulting Services - 0.4%
Huron Consulting Group Inc. (a)	7,600	319,960
Resources Connection Inc.	293,607	4,917,917

		5,237,877

Residential REITs - 0.6%
Education Realty Trust Inc.	198,164	8,094,999

Restaurants - 1.4%
Buffalo Wild Wings Inc. (a)	40,329	6,160,255
Carrols Restaurant Group Inc. (a)	23,100	326,865
Cracker Barrel Old Country Store Inc.	20,845	3,319,566

See Notes to Schedules of Investments and Notes to Financial Statements.

34	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Dave & Buster’s Entertainment Inc. (a)	17,300	1,056,857
El Pollo Loco Holdings Inc. (a)	163,500	1,953,825
Red Robin Gourmet Burgers Inc. (a)	16,257	950,222
Ruth’s Hospitality Group Inc.	97,137	1,947,597
Texas Roadhouse Inc.	104,944	4,673,156

		20,388,343

Retail REITs - 0.1%
Retail Opportunity Investments Corp.	71,159	1,496,474

Security & Alarm Services - 0.7%
The Brink’s Co.	190,519	10,183,241

Semiconductor Equipment - 0.5%
Advanced Energy Industries Inc. (a)	24,500	1,679,720
Amkor Technology Inc. (a)	93,300	1,081,347
Brooks Automation Inc.	42,429	950,410
Rudolph Technologies Inc. (a)	120,351	2,695,862
Versum Materials Inc. (a)	18,895	578,187

		6,985,526

Semiconductors - 1.4%
Ambarella Inc. (a)	14,034	767,800
Cirrus Logic Inc. (a)	14,500	880,005
Exar Corp. (a)	88,999	1,157,877
MaxLinear Inc., Class A (a)	37,593	1,054,484
Microsemi Corp. (a)	138,329	7,128,093
Semtech Corp. (a)	265,923	8,988,198

		19,976,457

Specialized Finance - 0.0%*
NewStar Financial Inc.	35,992	380,795

Specialized REITs - 0.6%
CoreSite Realty Corp.	70,606	6,358,070
National Storage Affiliates Trust	43,136	1,030,951
Potlatch Corp.	40,299	1,841,664

		9,230,685

Specialty Chemicals - 3.0%
Balchem Corp.	43,824	3,611,974
HB Fuller Co.	226,586	11,682,774
Innospec Inc.	91,500	5,924,625
KMG Chemicals Inc.	32,760	1,509,253
PolyOne Corp.	198,109	6,753,536
Quaker Chemical Corp.	56,167	7,394,947
Sensient Technologies Corp.	84,453	6,693,745

		43,570,854

	Number of Shares	Fair Value $
Specialty Stores - 0.2%
Hibbett Sports Inc. (a)	95,000	2,802,500

Steel - 0.4%
Commercial Metals Co.	206,545	3,951,206
Ryerson Holding Corp. (a)	101,746	1,281,999
Worthington Industries Inc.	23,556	1,062,140

		6,295,345

Systems Software - 1.9%
A10 Networks Inc. (a)	108,251	990,497
Barracuda Networks Inc. (a)	33,477	773,653
CommVault Systems Inc. (a)	139,400	7,081,520
Gigamon Inc. (a)	161,111	5,727,496
Qualys Inc. (a)	304,400	11,536,760
The Rubicon Project Inc. (a)	58,554	344,883

		26,454,809

Technology Distributors - 0.1%
ePlus Inc. (a)	6,200	837,310
Insight Enterprises Inc. (a)	11,851	486,958
ScanSource Inc. (a)	15,350	602,487

		1,926,755

Technology Hardware, Storage & Peripherals - 0.8%
Diebold Nixdorf Inc.	336,089	10,317,933
Super Micro Computer Inc. (a)	29,855	756,824

		11,074,757

Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (a)	31,739	1,148,000
EverBank Financial Corp.	40,531	789,544
HomeStreet Inc. (a)	57,341	1,602,681
Washington Federal Inc.	25,342	838,820

		4,379,045

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	39,093	1,733,775

Trading Companies & Distributors - 1.0%
Applied Industrial Technologies Inc.	179,265	11,087,540
Beacon Roofing Supply Inc. (a)	10,526	517,458
GMS Inc. (a)	28,386	994,646
Lawson Products Inc. (a)	42,200	947,390
Neff Corp., Class A (a)	72,933	1,418,547

		14,965,581

Trucking - 0.8%
Heartland Express Inc.	52,520	1,053,026
Landstar System Inc.	35,500	3,040,575

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	35

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Old Dominion Freight Line Inc.	75,479	6,458,738
Saia Inc. (a)	33,505	1,484,272

		12,036,611

Total Common Stock (Cost $1,026,104,364)		1,353,688,218

Short-Term Investments - 5.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.66% (Cost $75,536,686) (d)(m)	75,536,686	75,536,686

Total Investments (Cost $1,101,641,050)		1,429,224,904

Other Assets and Liabilities, net - 0.1%		1,553,084

NET ASSETS - 100.0%		1,430,777,988

Other Information:

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation

Russell 2000 Mini Index Futures	June 2017	258	$17,858,760	$95,472

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/ Interest Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	68,288,206	$68,288,206	184,432,968	177,184,488	75,536,686	$75,536,686	$153,930

		$68,288,206				$75,536,686	$153,930

See Notes to Schedules of Investments and Notes to Financial Statements.

36	State Street Institutional Small-Cap Equity Fund

State Street Institutional International Equity Fund

Performance Summary — March 31, 2017 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily (meaning at least 65%) in companies located in both developed and emerging market countries outside the United States.

Regional Allocation

as a % of Investments of $1,220,269 (in thousands) as of March 31, 2017 (a)(b)

Top Ten Largest Holdings

as of March 31, 2017 (as a % of Fair Value) (a)(b)

Nestle S.A.	3.02%
BNP Paribas S.A.	2.71%
FANUC Corp.	2.46%
Roche Holding AG	2.43%
ASML Holding N.V.	2.38%
SoftBank Group Corp.	2.08%
Keyence Corp.	2.06%
Mitsubishi UFJ Financial Group Inc.	2.03%
Shire PLC	2.03%
AIA Group Ltd.	1.89%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional International Equity Fund	37

State Street Institutional International Equity Fund

Understanding Your Fund’s Expenses — March 31, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$1,039.50	$1,022.10
Expenses paid during the period*	$2.90	$2.87

Service Class
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$1,038.30	$1,020.80
Expenses paid during the period*	$4.17	$4.13

*	Expenses are equal to the Fund’s annualized expense ratio of 0.57% for Investment Class shares and 0.82% for Service Class shares (for the period October 1, 2016-March 31, 2017), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

38	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Schedule of Investments — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 98.7% †
Australia - 0.8%
Suncorp Group Ltd.	940,884	9,481,520

Belgium - 1.0%
Anheuser-Busch InBev S.A.	111,224	12,240,941

Canada - 2.3%
Brookfield Asset Management Inc., Class A (l)	170,067	6,178,342
Cenovus Energy Inc.	907,699	10,243,220
Seven Generations Energy Ltd., Class A (a)	657,486	11,979,837

		28,401,399

China - 1.1%
NetEase Inc. ADR	46,472	13,198,048

France - 12.0%
Airbus SE	200,276	15,279,251
AXA S.A.	711,947	18,469,276
BNP Paribas S.A.	495,182	33,064,283
Sanofi	218,840	19,806,177
Schneider Electric SE	231,476	16,991,077
Valeo S.A.	241,923	16,153,678
Vivendi S.A.	1,078,081	21,014,539
Zodiac Aerospace	241,044	6,045,610

		146,823,891

Germany - 9.0%
Bayer AG	166,287	19,216,930
Fresenius SE & Company KGaA	204,088	16,443,201
HeidelbergCement AG	196,553	18,449,187
KION Group AG	172,689	11,309,147
Linde AG	39,328	6,566,073
SAP SE	210,941	20,751,779
Wacker Chemie AG	56,417	5,825,902
Zalando SE (a)	306,412	12,428,888

		110,991,107

Hong Kong - 1.9%
AIA Group Ltd.	3,660,402	23,079,161

India - 2.5%
ICICI Bank Ltd.	3,460,081	14,725,393
Power Grid Corporation of India Ltd.	5,241,086	15,920,601

		30,645,994

Ireland - 1.1%
Kerry Group PLC, Class A	175,595	13,841,417

	Number of Shares	Fair Value $
Italy - 1.2%
Intesa Sanpaolo S.p.A.	5,476,315	14,912,407

Japan - 26.0%
Daikin Industries Ltd.	208,600	20,938,625
East Japan Railway Co.	34,000	2,957,875
FANUC Corp.	146,849	30,073,536
Fuji Heavy Industries Ltd.	406,400	14,891,243
Kao Corp.	390,600	21,396,593
Keyence Corp.	62,800	25,124,509
Komatsu Ltd.	868,000	22,601,651
Mitsubishi Estate Company Ltd.	834,724	15,206,764
Mitsubishi UFJ Financial Group Inc.	3,953,300	24,823,872
Mitsui Fudosan Company Ltd.	868,825	18,510,191
Murata Manufacturing Company Ltd.	100,479	14,278,785
Nidec Corp.	237,474	22,579,530
Secom Company Ltd.	254,300	18,186,455
Sekisui House Ltd.	1,066,100	17,517,985
Shimano Inc.	101,800	14,845,643
SoftBank Group Corp.	358,801	25,315,386
Tokio Marine Holdings Inc.	226,046	9,526,268

		318,774,911

Netherlands - 5.3%
ASML Holding N.V.	218,150	29,025,287
ING Groep N.V.	1,204,626	18,256,731
NXP Semiconductors N.V. (a)	175,050	18,117,675

		65,399,693

Norway - 1.6%
Statoil ASA	1,165,083	19,899,833

Portugal - 0.7%
Galp Energia SGPS S.A.	558,251	8,493,422

South Africa - 1.8%
Naspers Ltd., Class N	125,960	21,746,800

South Korea - 1.6%
KEPCO Plant Service & Engineering Company Ltd.	56,868	3,173,176
Samsung Electronics Company Ltd.	8,827	16,260,056

		19,433,232

Spain - 2.1%
Banco Bilbao Vizcaya Argentaria S.A.	2,447,676	19,032,212
Iberdrola S.A.	882,116	6,325,945

		25,358,157

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional International Equity Fund	39

State Street Institutional International Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Number of Shares	Fair Value $

Sweden - 4.7%
Assa Abloy AB, Class B	950,869	19,628,054
Hexagon AB, Class B	371,410	14,975,706
Svenska Cellulosa AB SCA, Class B	268,379	8,687,156
Telefonaktiebolaget LM Ericsson, Class B	2,097,960	14,051,724

		57,342,640

Switzerland - 7.9%
Geberit AG	32,914	14,198,776
Givaudan S.A.	8,672	15,629,440
Nestle S.A.	480,031	36,855,370
Roche Holding AG	115,968	29,636,460

		96,320,046

Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Company Ltd.	3,402,548	21,194,087

United Kingdom - 12.4%
Barclays PLC	6,398,740	18,010,939
BHP Billiton PLC	1,397,655	21,566,592

	Number of Shares	Fair Value $
Johnson Matthey PLC	347,389	13,379,293
Prudential PLC	614,606	12,957,486
Shire PLC	425,738	24,813,493
Smith & Nephew PLC	1,213,803	18,456,450
TechnipFMC PLC (a)	266,352	8,714,378
Vodafone Group PLC	8,544,663	22,234,809
WPP PLC	553,881	12,134,362

		152,267,802

Total Common Stock (Cost $1,098,280,395)		1,209,846,508

Short-Term Investments - 0.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.66% (Cost $10,422,760) (d)(m)	10,422,760	10,422,760

Total Investments (Cost $1,108,703,155)		1,220,269,268

Other Assets and Liabilities, net - 0.4%		5,045,513

NET ASSETS - 100.0%		1,225,314,781

Other Information:

The Fund had the following short futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	June 2017	24	$(2,138,400)	$6,119

The Fund was invested in the following sectors at March 31, 2017 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	11.71%
Pharmaceuticals	5.63%
Building Products	4.49%
Packaged Foods & Meats	4.16%
Wireless Telecommunication Services	3.90%
Electronic Equipment & Instruments	3.29%
Electrical Components & Equipment	3.24%
Semiconductors	3.22%
Integrated Oil & Gas	3.17%
Life & Health Insurance	2.95%
Specialty Chemicals	2.86%
Construction Machinery & Heavy Trucks	2.78%
Diversified Real Estate Activities	2.76%
Industrial Machinery	2.47%

Sector, continued	Percentage (based on Fair Value)
Semiconductor Equipment	2.38%
Biotechnology	2.03%
Electric Utilities	1.82%
Cable & Satellite	1.78%
Diversified Metals & Mining	1.77%
Personal Products	1.75%
Aerospace & Defense	1.75%
Movies & Entertainment	1.72%
Application Software	1.70%
Property & Casualty Insurance	1.56%
Multi-Line Insurance	1.51%
Healthcare Equipment	1.51%
Construction Materials	1.51%
Security & Alarm Services	1.49%

See Notes to Schedules of Investments and Notes to Financial Statements.

40	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Sector, continued	Percentage (based on Fair Value)
Home Building	1.44%
Healthcare Services	1.35%
Technology Hardware, Storage & Peripherals	1.33%
Auto Parts & Equipment	1.32%
Automobile Manufacturers	1.22%
Leisure Products	1.22%
Electronic Components	1.17%
Communications Equipment	1.15%
Internet Software & Services	1.08%
Internet & Direct Marketing Retail	1.02%
Brewers	1.00%
Advertising	0.99%
Oil & Gas Exploration & Production	0.98%
Oil & Gas Equipment & Services	0.71%

Sector, continued	Percentage (based on Fair Value)
Household Products	0.71%
Industrial Gases	0.54%
Asset Management & Custody Banks	0.51%
Diversified Support Services	0.26%
Railroads	0.24%

99.15%

Short-Term Investments
Short-Term Investments	0.85%

0.85%

100.00%

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/ Interest Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	39,027,683	$39,027,683	142,888,068	171,492,991	10,422,760	$10,422,760	$48,393

		$39,027,683				$10,422,760	$48,393

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional International Equity Fund	41

State Street Institutional Strategic Investment Fund

Performance Summary — March 31, 2017 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek to maximize total return. The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. The portfolio managers will allocate the Fund’s assets across various asset classes in order to diversify the Fund’s holdings and to adjust the asset class weightings based on market and economic conditions.

Sector Allocation as of March 31, 2017

Portfolio Compositions as a % of Fair Value of Investments of $782,693 (in thousands) on March 31, 2017 (a)(b)

Top Ten Largest Equity Holdings

as of March 31, 2017 (as a % of Fair Value) (a)(b)

Nestle S.A.	0.55%
BNP Paribas S.A.	0.49%
FANUC Corp.	0.45%
Roche Holding AG	0.44%
ASML Holding N.V.	0.43%
Taiwan Semiconductor Manufacturing Company Ltd.	0.38%
SoftBank Group Corp.	0.38%
Keyence Corp.	0.37%
Mitsubishi UFJ Financial Group Inc.	0.37%
Shire PLC	0.37%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

42	State Street Institutional Strategic Investment Fund

State Street Institutional Strategic Investment Fund

Understanding Your Fund’s Expenses — March 31, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$1,038.60	$1,023.10
Expenses paid during the period*	$1.83	$1.82

Service Class
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$1,038.00	$1,021.90
Expenses paid during the period*	$3.10	$3.07

*	Expenses are equal to the Fund’s annualized expense ratio of 0.36% for Investment Class shares and 0.61% for Service Class shares (for the period October 1, 2016-March 31, 2017), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

State Street Institutional Strategic Investment Fund	43

State Street Institutional Strategic Investment Fund

Schedule of Investments — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Domestic Equity - 0.0%†
Preferred Stock - 0.0%*
Diversified Banks - 0.0%*
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $245,050) (h)	9,802	260,733

Foreign Equity - 20.0%
Common Stock - 19.9%
Advertising - 0.2%
WPP PLC	64,428	1,411,481

Aerospace & Defense - 0.3%
Airbus SE	23,312	1,778,495
Zodiac Aerospace	27,910	700,009

		2,478,504

Application Software - 0.3%
SAP SE	24,554	2,415,553

Asset Management & Custody Banks - 0.1%
Brookfield Asset Management Inc., Class A	19,796	719,166

Auto Parts & Equipment - 0.3%
Superalloy Industrial Company Ltd.	8,812	51,561
Valeo S.A.	28,383	1,895,189

		1,946,750

Automobile Manufacturers - 0.3%
Fuji Heavy Industries Ltd.	47,300	1,733,159
Mahindra & Mahindra Ltd.	13,733	273,243

		2,006,402

Biotechnology - 0.4%
Shire PLC	49,556	2,888,296

Brewers - 0.2%
Anheuser-Busch InBev S.A.	12,893	1,418,960

Broadcasting - 0.0%*
Media Nusantara Citra Tbk PT	300,600	41,733

Building Products - 0.8%
Assa Abloy AB, Class B (l)	110,730	2,285,714
Daikin Industries Ltd.	24,300	2,439,159
Geberit AG (l)	3,831	1,652,656

		6,377,529

Cable & Satellite - 0.4%
Naspers Ltd., Class N	16,443	2,838,859

	Principal Amount ($) or Shares	Fair Value $
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson, Class B	243,806	1,632,965

Construction & Engineering - 0.0%*
Hyundai Engineering & Construction Company Ltd.	1,315	58,207

Construction Machinery & Heavy Trucks - 0.5%
Iochpe-Maxion S.A.	9,420	49,459
KION Group AG	20,101	1,316,385
Komatsu Ltd.	101,000	2,629,916

		3,995,760

Construction Materials - 0.3%
Cemex SAB de C.V. ADR (a)	19,361	175,604
HeidelbergCement AG	22,879	2,147,507

		2,323,111

Department Stores - 0.0%*
Matahari Department Store Tbk PT	112,276	111,008
SACI Falabella	3,855	32,069
Woolworths Holdings Ltd.	14,762	76,966

		220,043

Diversified Banks - 2.5%
Banco Bilbao Vizcaya Argentaria S.A. (l)	284,649	2,213,324
Bank Negara Indonesia Persero Tbk PT	301,800	146,648
Barclays PLC (l)	745,179	2,097,502
BNP Paribas S.A.	57,570	3,844,063
China Construction Bank Corp., Class H	503,000	404,523
CTBC Financial Holding Company Ltd.	280,296	173,208
Grupo Financiero Banorte SAB de C.V., Class O	13,860	79,286
ICICI Bank Ltd.	464,770	1,977,965
Industrial & Commercial Bank of China Ltd., Class H	311,203	203,424
ING Groep N.V.	140,220	2,125,107
Intesa Sanpaolo S.p.A.	637,449	1,735,820
Kasikornbank PCL	15,800	86,903
Malayan Banking Bhd	62,288	125,547
Metropolitan Bank & Trust Co.	62,834	100,184
Mitsubishi UFJ Financial Group Inc.	460,600	2,892,236
OTP Bank PLC	3,049	85,460
Qatar National Bank QPSC	1,464	58,743
Sberbank of Russia PJSC ADR	24,320	280,653

See Notes to Schedules of Investments and Notes to Financial Statements.

44	State Street Institutional Strategic Investment Fund

State Street Institutional Strategic Investment Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Shinhan Financial Group Company Ltd.	3,616	150,680

		18,781,276

Diversified Chemicals - 0.0%*
Sasol Ltd.	4,548	132,481

Diversified Metals & Mining - 0.4%
BHP Billiton PLC (l)	162,763	2,511,524
Korea Zinc Company Ltd.	340	131,342

		2,642,866

Diversified Real Estate Activities - 0.5%
Mitsubishi Estate Company Ltd.	97,588	1,777,831
Mitsui Fudosan Company Ltd.	100,799	2,147,508

		3,925,339

Diversified Support Services - 0.1%
KEPCO Plant Service & Engineering Company Ltd.	10,104	563,793

Education Services - 0.0%*
New Oriental Education & Technology Group Inc. ADR (a)	1,158	69,920

Electric Utilities - 0.4%
Iberdrola S.A.	102,693	736,445
Power Grid Corporation of India Ltd.	678,471	2,060,960

		2,797,405

Electrical Components & Equipment - 0.6%
Nidec Corp.	27,600	2,624,266
Schneider Electric SE	26,925	1,976,381

		4,600,647

Electronic Components - 0.3%
Largan Precision Company Ltd.	1,889	297,583
Murata Manufacturing Company Ltd.	11,699	1,662,512

		1,960,095

Electronic Equipment & Instruments - 0.6%
Hexagon AB, Class B	43,233	1,743,208
Keyence Corp.	7,300	2,920,524

		4,663,732

Food Retail - 0.0%*
Magnit PJSC GDR	3,311	126,480

	Principal Amount ($) or Shares	Fair Value $
Footwear - 0.0%*
Anta Sports Products Ltd.	13,000	35,965

Healthcare Equipment - 0.3%
i-SENS Inc.	1,927	50,747
Smith & Nephew PLC	141,328	2,148,959

		2,199,706

Healthcare Services - 0.3%
Fresenius SE & Company KGaA	23,756	1,914,001

Highways & Railtracks - 0.0%*
CCR S.A.	19,441	110,525

Home Building - 0.3%
Sekisui House Ltd.	124,100	2,039,191

Household Appliances - 0.0%*
Techtronic Industries Company Ltd.	9,880	39,983

Household Products - 0.1%
Svenska Cellulosa AB SCA, Class B	31,240	1,011,207

Hypermarkets & Super Centers - 0.0%*
Puregold Price Club Inc.	35,400	30,832

Industrial Conglomerates - 0.0%*
Fosun International Ltd.	31,500	47,342

Industrial Gases - 0.1%
Linde AG	4,578	764,328

Industrial Machinery - 0.5%
FANUC Corp.	17,100	3,501,947

Integrated Oil & Gas - 0.6%
Cenovus Energy Inc.	105,658	1,192,331
China Petroleum & Chemical Corp., Class H	133,725	108,405
Galp Energia SGPS S.A. (l)	65,268	993,010
Statoil ASA	135,617	2,316,363

		4,610,109

Internet & Direct Marketing Retail - 0.2%
Ctrip.com International Ltd. ADR (a)	1,994	98,005
Zalando SE (a)	35,877	1,455,267

		1,553,272

Internet Software & Services - 0.5%
Alibaba Group Holding Ltd. ADR (a)	4,594	495,371

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Strategic Investment Fund	45

State Street Institutional Strategic Investment Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Baidu Inc. ADR (a)	692	119,384
NAVER Corp.	254	194,196
NetEase Inc. ADR	6,640	1,885,760
Tencent Holdings Ltd.	20,255	580,688
Yandex N.V., Class A (a)	8,066	176,887

		3,452,286

IT Consulting & Other Services - 0.0%*
HCL Technologies Ltd.	12,501	168,644

Leisure Products - 0.2%
Shimano Inc.	11,800	1,720,811

Life & Health Insurance - 0.6%
AIA Group Ltd.	454,320	2,864,528
China Life Insurance Company Ltd., Class H	14,000	42,965
Ping An Insurance Group Company of China Ltd., Class H	23,500	131,538
Prudential PLC	71,541	1,508,270

		4,547,301

Movies & Entertainment - 0.3%
Vivendi S.A.	125,490	2,446,119

Multi-Line Insurance - 0.3%
AXA S.A. (l)	82,871	2,149,833

Oil & Gas Equipment & Services - 0.1%
TechnipFMC PLC (a)	31,004	1,014,374

Oil & Gas Exploration & Production - 0.2%
CNOOC Ltd.	72,000	85,976
Parex Resources Inc. (a)	19,345	245,865
Seven Generations Energy Ltd., Class A (a)	76,532	1,394,464

		1,726,305

Other Diversified Financial Services - 0.0%*
FirstRand Ltd.	29,002	100,273

Packaged Foods & Meats - 0.8%
Kerry Group PLC, Class A	20,439	1,611,120
Nestle S.A.	55,963	4,296,675

		5,907,795

Personal Products - 0.3%
Kao Corp.	45,400	2,486,957
LG Household & Health Care Ltd.	55	39,886

		2,526,843

	Principal Amount ($) or Shares	Fair Value $
Pharmaceuticals - 1.1%
Bayer AG (l)	19,356	2,236,873
CSPC Pharmaceutical Group Ltd.	82,095	107,537
Roche Holding AG (l)	13,499	3,449,767
Sanofi	25,465	2,304,717
Sino Biopharmaceutical Ltd.	55,000	45,294

		8,144,188

Property & Casualty Insurance - 0.3%
PICC Property & Casualty Company Ltd., Class H	30,000	46,246
Suncorp Group Ltd.	110,170	1,110,210
Tokio Marine Holdings Inc.	26,300	1,108,362

		2,264,818

Railroads - 0.1%
East Japan Railway Co.	4,000	347,985

Real Estate Development - 0.0%*
Bumi Serpong Damai Tbk PT	263,400	37,260

Restaurants - 0.0%*
Gourmet Master Company Ltd.	3,000	28,376

Security & Alarm Services - 0.3%
Secom Company Ltd.	29,600	2,116,866

Semiconductor Equipment - 0.4%
ASML Holding N.V. (l)	25,376	3,376,327

Semiconductors - 0.7%
MediaTek Inc.	7,000	49,601
NXP Semiconductors N.V. (a)	20,376	2,108,916
Taiwan Semiconductor Manufacturing Company Ltd.	480,876	2,995,322

		5,153,839

Soft Drinks - 0.0%*
Coca-Cola Icecek AS	3,691	36,123

Specialty Chemicals - 0.5%
Givaudan S.A. (l)	1,009	1,818,509
Johnson Matthey PLC	40,509	1,560,158
Wacker Chemie AG	6,567	678,141

		4,056,808

Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Company Ltd.	1,407	2,591,809

Thrifts & Mortgage Finance - 0.0%*
Housing Development Finance Corporation Ltd.	9,753	225,272

See Notes to Schedules of Investments and Notes to Financial Statements.

46	State Street Institutional Strategic Investment Fund

State Street Institutional Strategic Investment Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Wireless Telecommunication Services - 0.8%
China Mobile Ltd.	18,290	200,163
SK Telecom Company Ltd.	197	44,392
SoftBank Group Corp.	41,800	2,949,220
Vodafone Group PLC	994,609	2,588,159

		5,781,934

Total Common Stock (Cost $136,266,408)		150,817,950

Preferred Stock - 0.1%
Diversified Banks - 0.1%
Itau Unibanco Holding S.A.	21,712	259,180

Integrated Oil & Gas - 0.0%*
Petroleo Brasileiro S.A. (a)	50,800	231,844

Steel - 0.0%*
Vale S.A.	13,388	118,955

Total Preferred Stock (Cost $407,205)		609,979

Warrants - 0.0%*
Construction Machinery & Heavy Trucks - 0.0%*
Iochpe-Maxion S.A. (a)	234	370

Total Warrants (Cost $0)		370

Total Foreign Equity (Cost $136,673,613)		151,428,299

Bonds and Notes - 31.9%
U.S. Treasuries - 7.7%
U.S. Treasury Bond
3.00%, 02/15/47 (l)	6,146,600	6,121,387
U.S. Treasury Notes
0.75%, 09/30/18 (l)	5,091,600	5,058,586
0.88%, 10/15/18 - 06/15/19 (l)	15,913,800	15,784,459
1.25%, 12/31/18	970,000	970,379
1.75%, 02/28/22	10,941,100	10,843,232
2.13%, 02/29/24	17,340,800	17,243,258
2.25%, 02/15/27	1,973,800	1,948,356

		57,969,657

Agency Mortgage Backed - 8.8%
Federal Home Loan Mortgage Corp.
3.50%, 12/01/46 (l)	9,554,729	9,779,582
4.50%, 06/01/33 - 02/01/35 (l)	3,744	4,027
5.00%, 07/01/35 - 06/01/41 (l)	526,597	584,027
5.50%, 05/01/20 - 04/01/39 (l)	110,562	126,225
6.00%, 04/01/17 - 11/01/37 (l)	142,307	163,692
6.50%, 06/01/29 (l)	861	958

	Principal Amount ($) or Shares	Fair Value $
7.00%, 08/01/23 - 08/01/36 (l)	121,240	128,435
7.50%, 09/01/33 (l)	428	449
8.00%, 04/01/30 - 11/01/30 (l)	541	612
9.00%, 06/01/21 (l)	23	23
Federal National Mortgage Assoc.
3.00%, 02/01/43 - 10/01/46 (l)	9,337,646	9,310,827
3.50%, 11/01/42 - 08/01/45 (l)	4,303,080	4,409,814
4.00%, 05/01/19 - 03/01/44 (l)	4,031,947	4,253,097
4.50%, 05/01/18 - 01/01/41 (l)	3,841,979	4,131,713
5.00%, 07/01/20 - 06/01/41 (l)	830,288	923,311
5.50%, 06/01/20 - 01/01/39 (l)	769,690	858,994
6.00%, 02/01/20 - 05/01/41 (l)	1,089,059	1,241,255
6.50%, 08/01/17 - 08/01/34 (l)	96,107	106,808
7.00%, 08/01/17 - 12/01/33 (l)	850	896
7.50%, 12/01/23 - 12/01/33 (l)	4,312	4,705
8.00%, 11/01/25 - 01/01/33 (l)	685	749
9.00%, 12/01/17 - 12/01/22 (l)	340	365
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.72%, 04/01/37 (h)(l)	689	705
Federal National Mortgage Assoc.
2.50%, TBA (c)	4,322,438	4,323,789
3.00%, TBA (c)	1,955,471	2,004,663
3.50%, TBA (c)	204,189	208,879
4.00%, TBA (c)	8,079,357	8,474,488
Government National Mortgage Assoc.
3.50%, 05/20/43 (l)	1,314,646	1,368,830
4.00%, 01/20/41 - 04/20/43 (l)	1,504,910	1,600,728
4.50%, 08/15/33 - 03/20/41 (l)	709,969	766,286
5.00%, 08/15/33 (l)	10,021	11,062
6.00%, 06/15/33 - 12/15/34 (l)	44,520	51,543
6.50%, 04/15/28 - 06/15/34 (l)	11,432	12,961
7.00%, 04/15/28 - 10/15/36 (l)	6,952	7,663
8.00%, 06/15/30 (l)	31	32
8.50%, 10/15/17 (l)	22	22
9.00%, 11/15/17 - 12/15/21 (l)	117	128
3.00%, TBA (c)	5,921,043	5,972,852
3.50%, TBA (c)	5,831,544	6,045,899
5.00%, TBA (c)	75,000	81,945

		66,963,039

Agency Collateralized Mortgage Obligations - 0.3%
Collateralized Mortgage Obligation Trust
0.01%, 11/01/18 (d)(f)	2	2
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (g)(h)	73,585	156
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/24 - 11/15/30 (g)	395,480	31,828

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Strategic Investment Fund	47

State Street Institutional Strategic Investment Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

5.50%, 06/15/33 (g)	3,140	628
7.50%, 07/15/27 (g)	1,302	210
8.00%, 04/15/20	2	2
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR
5.09%, 08/15/43 (g)(h)	1,310,230	266,532
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR
5.19%, 06/15/41 - 08/15/46 (g)(h)	3,189,717	477,945
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR
5.29%, 10/15/42 (g)(h)	981,000	185,811
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.69%, 08/15/25 (g)(h)	170,064	15,550
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (d)(f)	115	107
8.00%, 02/01/23 - 07/01/24 (g)	435	75
Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR
5.04%, 08/15/43 - 03/15/44 (g)(h)	2,304,609	458,765
Federal National Mortgage Assoc. REMIC
0.51%, 12/25/22 (d)(f)	105	80
1.22%, 12/25/42 (g)(h)	28,983	1,374
5.00%, 02/25/40 - 09/25/40 (g)	176,501	19,948
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.02%, 07/25/38 - 08/25/42 (g)(h)	3,960,707	755,529
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
5.62%, 10/25/43 (g)(h)	914,768	209,922
Federal National Mortgage Assoc. STRIPS
4.50%, 08/25/35 - 01/25/36 (g)	46,513	8,625
5.00%, 03/25/38 - 05/25/38 (g)	25,590	5,027
5.50%, 12/25/33 (g)	5,754	1,154
6.00%, 01/25/35 (g)	26,658	5,366
7.50%, 11/25/23 (g)	2,481	409
8.00%, 08/25/23 - 07/25/24 (g)	875	173
8.50%, 07/25/22 (g)	70	9
8.50%, 07/25/22 (g)**	2	—
9.00%, 05/25/22 (g)	85	10

	Principal Amount ($) or Shares	Fair Value $
Government National Mortgage Assoc.
4.50%, 10/20/37 - 08/16/39 (g)	178,433	12,112
5.00%, 10/20/37 - 09/20/38 (g)	60,104	2,118
Government National Mortgage Assoc. 6.80% - 1 month USD LIBOR
5.87%, 01/16/40 (g)(h)	286,659	53,756

		2,513,223

Corporate Notes - 12.8%
21st Century Fox America Inc.
3.38%, 11/15/26 (b)	102,000	99,891
4.75%, 11/15/46 (b)	44,000	44,090
4.95%, 10/15/45	34,000	35,180
6.65%, 11/15/37	160,000	200,134
ABB Finance USA Inc.
1.63%, 05/08/17	166,000	166,062
Abbott Laboratories
2.90%, 11/30/21	335,000	336,430
3.75%, 11/30/26	235,000	234,679
4.90%, 11/30/46	110,000	114,051
AbbVie Inc.
2.00%, 11/06/18	211,000	211,613
3.20%, 05/14/26	235,000	225,876
4.45%, 05/14/46	84,000	80,348
4.70%, 05/14/45	70,000	69,795
ACCO Brands Corp.
5.25%, 12/15/24 (b)	143,000	143,715
Actavis Funding SCS
1.30%, 06/15/17	369,000	368,963
3.00%, 03/12/20	169,000	171,775
3.45%, 03/15/22	185,000	188,511
3.80%, 03/15/25	125,000	125,894
4.75%, 03/15/45	36,000	36,239
Aetna Inc.
3.50%, 11/15/24	200,000	204,219
Aflac Inc.
4.00%, 10/15/46	84,000	79,361
Agrium Inc.
4.90%, 06/01/43	77,000	79,981
Alexandria Real Estate Equities Inc.
3.95%, 01/15/28	134,000	133,613
Alibaba Group Holding Ltd.
4.50%, 11/28/34	205,000	212,348
Altria Group Inc.
2.63%, 09/16/26	112,000	105,890
2.95%, 05/02/23	141,000	140,216
3.88%, 09/16/46	60,000	55,506
4.50%, 05/02/43	64,000	64,892
America Movil SAB de C.V.
3.13%, 07/16/22	200,000	201,485

See Notes to Schedules of Investments and Notes to Financial Statements.

48	State Street Institutional Strategic Investment Fund

State Street Institutional Strategic Investment Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

American Axle & Manufacturing Inc.
6.25%, 04/01/25 (b)	140,000	140,175
6.50%, 04/01/27 (b)	70,000	69,781
6.63%, 10/15/22	53,000	54,590
American Campus Communities Operating Partnership LP
3.35%, 10/01/20	126,000	128,017
4.13%, 07/01/24	103,000	106,010
American Electric Power Company Inc.
2.95%, 12/15/22	270,000	271,338
American Express Co.
3.63%, 12/05/24	159,000	159,880
American International Group Inc.
3.75%, 07/10/25	192,000	190,911
4.50%, 07/16/44	35,000	33,362
4.80%, 07/10/45	106,000	105,258
American Tower Corp. (REIT)
3.38%, 10/15/26	180,000	171,600
3.40%, 02/15/19	485,000	495,804
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24	72,000	72,360
5.88%, 08/20/26	108,000	107,460
Amgen Inc.
2.20%, 05/22/19	285,000	286,859
2.60%, 08/19/26	73,000	67,661
4.40%, 05/01/45	151,000	146,524
4.56%, 06/15/48	127,000	126,091
Amkor Technology Inc.
6.63%, 06/01/21	368,000	375,360
Anadarko Petroleum Corp.
4.85%, 03/15/21	21,000	22,463
6.20%, 03/15/40	109,000	123,057
6.60%, 03/15/46	22,000	26,548
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	123,000	123,914
3.65%, 02/01/26	524,000	529,816
4.70%, 02/01/36	101,000	106,924
4.90%, 02/01/46	251,000	271,014
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	255,000	251,993
Anthem Inc.
3.30%, 01/15/23	175,000	176,480
Apache Corp.
5.10%, 09/01/40	107,000	110,069
Apple Inc.
2.50%, 02/09/22	343,000	344,482
3.25%, 02/23/26	84,000	84,848

	Principal Amount ($) or Shares	Fair Value $
3.35%, 02/09/27	153,000	154,428
3.45%, 02/09/45	70,000	62,706
3.85%, 08/04/46	145,000	138,030
4.25%, 02/09/47	73,000	73,857
4.65%, 02/23/46	40,000	42,892
Applied Materials Inc.
3.30%, 04/01/27	176,000	176,209
4.35%, 04/01/47	70,000	70,803
Aramark Services Inc.
5.13%, 01/15/24	179,000	187,726
Archer-Daniels-Midland Co.
2.50%, 08/11/26	268,000	254,518
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (b)	200,000	201,940
Ascension Health
4.85%, 11/15/53	54,000	59,488
AstraZeneca PLC
2.38%, 11/16/20	71,000	71,105
3.38%, 11/16/25	118,000	118,796
4.38%, 11/16/45	35,000	35,650
AT&T Inc.
2.45%, 06/30/20	317,000	316,937
3.00%, 06/30/22	272,000	270,410
3.40%, 05/15/25	187,000	180,945
4.25%, 03/01/27	234,000	237,405
4.45%, 04/01/24	242,000	252,975
4.50%, 05/15/35	169,000	159,052
4.75%, 05/15/46	37,000	34,634
4.80%, 06/15/44	135,000	126,467
5.25%, 03/01/37	145,000	147,679
5.45%, 03/01/47	182,000	185,307
Bank of America Corp.
1.70%, 08/25/17	789,000	790,419
3.25%, 10/21/27	440,000	418,794
3.95%, 04/21/25	193,000	192,146
4.10%, 07/24/23	153,000	160,241
4.25%, 10/22/26	171,000	173,619
Bank of America Corp. 1.16% + 3 month USD LIBOR
3.12%, 01/20/23 (h)	244,000	244,938
Bank of America Corp. 1.58% + 3 month USD LIBOR
3.82%, 01/20/28 (h)	360,000	360,732
Bank of America Corp. 1.99% + 3 month USD LIBOR
4.44%, 01/20/48 (h)	170,000	170,193
Barclays PLC
4.34%, 01/10/28	200,000	199,582
Barrick Gold Corp.
4.10%, 05/01/23	54,000	57,892
Barrick North America Finance LLC
5.70%, 05/30/41	36,000	40,720

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Strategic Investment Fund	49

State Street Institutional Strategic Investment Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Baxalta Inc.
2.88%, 06/23/20	178,000	180,479
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	364,000	454,327
Berry Plastics Corp.
5.13%, 07/15/23	220,000	225,500
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43	60,000	67,344
Biogen Inc.
2.90%, 09/15/20	66,000	67,170
BMW US Capital LLC
2.00%, 04/11/21 (b)	96,000	94,092
2.80%, 04/11/26 (b)	133,000	127,675
BNP Paribas S.A.
3.80%, 01/10/24 (b)	200,000	198,982
Boardwalk Pipelines LP
4.45%, 07/15/27	137,000	138,399
BP Capital Markets PLC
1.38%, 05/10/18	271,000	270,260
3.22%, 11/28/23	182,000	182,906
Brixmor Operating Partnership LP
3.90%, 03/15/27	365,000	358,074
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (b)	236,000	235,290
3.63%, 01/15/24 (b)	168,000	169,202
3.88%, 01/15/27 (b)	335,000	337,112
Buckeye Partners LP
3.95%, 12/01/26	109,000	106,742
5.60%, 10/15/44	51,000	52,284
Burlington Northern Santa Fe LLC
3.65%, 09/01/25	120,000	124,988
CalAtlantic Group Inc.
5.25%, 06/01/26	215,000	214,194
Calpine Corp.
5.75%, 01/15/25	205,000	203,438
5.88%, 01/15/24 (b)	289,000	304,534
Capital One Financial Corp.
4.20%, 10/29/25	317,000	318,234
Carlson Travel Inc.
6.75%, 12/15/23 (b)	209,000	217,360
Caterpillar Inc.
4.30%, 05/15/44	112,000	114,039
Catholic Health Initiatives
2.60%, 08/01/18	105,000	105,628
4.35%, 11/01/42	82,000	69,893
CBL & Associates LP
5.95%, 12/15/26	34,000	32,801
CBS Corp.
2.90%, 01/15/27	180,000	167,630

	Principal Amount ($) or Shares	Fair Value $
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%, 04/01/24 (b)	215,000	226,825
Celgene Corp.
3.88%, 08/15/25	88,000	89,937
5.00%, 08/15/45	169,000	176,845
CenturyLink Inc.
5.80%, 03/15/22	269,000	277,223
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (b)	347,000	352,205
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20	233,000	239,786
4.91%, 07/23/25	338,000	356,904
6.38%, 10/23/35	34,000	38,659
6.48%, 10/23/45	67,000	77,300
Chevron Corp.
3.19%, 06/24/23	167,000	170,978
Chubb INA Holdings Inc.
4.35%, 11/03/45	71,000	74,746
Cigna Corp.
3.25%, 04/15/25	318,000	314,301
Cinemark USA Inc.
4.88%, 06/01/23	155,000	156,628
Cisco Systems Inc.
2.50%, 09/20/26	179,000	169,935
Citigroup Inc.
1.75%, 05/01/18	391,000	390,872
2.05%, 12/07/18	296,000	296,520
4.45%, 09/29/27	100,000	101,473
4.65%, 07/30/45	54,000	56,332
4.75%, 05/18/46	170,000	167,710
Citigroup Inc. 1.56% + 3 month USD LIBOR
3.89%, 01/10/28 (h)	172,000	172,748
CMS Energy Corp.
4.88%, 03/01/44	171,000	182,023
CNA Financial Corp.
5.88%, 08/15/20	196,000	217,394
CNH Industrial N.V.
4.50%, 08/15/23	215,000	217,956
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	349,000	363,644
Columbia Pipeline Group Inc.
3.30%, 06/01/20	108,000	110,045
Comcast Corp.
2.35%, 01/15/27	182,000	166,685
3.38%, 08/15/25	256,000	258,275

See Notes to Schedules of Investments and Notes to Financial Statements.

50	State Street Institutional Strategic Investment Fund

State Street Institutional Strategic Investment Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

4.20%, 08/15/34	171,000	173,775
4.60%, 08/15/45	170,000	175,222
ConocoPhillips Co.
3.35%, 11/15/24	317,000	319,532
5.95%, 03/15/46	36,000	44,658
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26	155,000	150,769
Corporation Andina de Fomento
4.38%, 06/15/22	425,000	452,884
Credit Suisse AG
1.70%, 04/27/18	314,000	313,571
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 06/09/23	385,000	386,425
CSX Corp.
4.50%, 08/01/54	104,000	101,111
CVS Health Corp.
3.88%, 07/20/25	117,000	120,539
5.13%, 07/20/45	233,000	256,644
Daimler Finance North America LLC
2.38%, 08/01/18 (b)	528,000	531,773
Dana Financing Luxembourg Sarl
6.50%, 06/01/26 (b)	215,000	224,137
Danaher Corp.
4.38%, 09/15/45	38,000	40,006
Danone S.A.
2.08%, 11/02/21 (b)	200,000	194,612
2.59%, 11/02/23 (b)	200,000	193,506
Delphi Automotive PLC
4.40%, 10/01/46	90,000	85,726
Deutsche Bank AG
4.25%, 10/14/21 (b)	183,000	187,533
Deutsche Telekom International Finance BV
1.95%, 09/19/21 (b)	363,000	350,620
2.49%, 09/19/23 (b)	363,000	346,955
Devon Energy Corp.
5.00%, 06/15/45	113,000	113,346
5.85%, 12/15/25	138,000	158,273
Dexia Credit Local S.A.
2.25%, 01/30/19 (b)	715,000	717,711
Diageo Investment Corp.
2.88%, 05/11/22	122,000	124,193
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (b)	245,000	251,165
4.42%, 06/15/21 (b)	182,000	190,308
6.02%, 06/15/26 (b)	89,000	97,208
8.35%, 07/15/46 (b)	75,000	97,310
Discover Bank
3.10%, 06/04/20	250,000	254,998

	Principal Amount ($) or Shares	Fair Value $
Dollar General Corp.
1.88%, 04/15/18	335,000	335,299
Dominion Resources Inc.
3.63%, 12/01/24	111,000	111,538
DTE Energy Co.
2.85%, 10/01/26	224,000	209,568
Duke Energy Corp.
3.75%, 09/01/46	85,000	76,599
Duke Energy Progress LLC
4.15%, 12/01/44	100,000	101,517
Eastman Chemical Co.
3.60%, 08/15/22	75,000	77,320
Ecopetrol S.A.
5.88%, 05/28/45	179,000	163,508
Electricite de France S.A.
2.15%, 01/22/19 (b)	368,000	368,396
Eli Lilly & Co.
3.70%, 03/01/45	33,000	31,591
Embraer Netherlands Finance BV
5.40%, 02/01/27	182,000	187,729
Emera US Finance LP
3.55%, 06/15/26	132,000	129,746
4.75%, 06/15/46	39,000	39,342
Enable Midstream Partners LP
4.40%, 03/15/27	320,000	317,577
Enbridge Energy Partners LP
5.50%, 09/15/40	32,000	31,876
Encana Corp.
3.90%, 11/15/21	181,000	184,896
Energy Transfer Equity LP
5.88%, 01/15/24	571,000	606,687
Energy Transfer Partners LP
4.20%, 04/15/27	170,000	167,939
5.30%, 04/15/47	84,000	80,632
6.50%, 02/01/42	123,000	132,753
Entergy Louisiana LLC
3.05%, 06/01/31	109,000	103,265
Enterprise Products Operating LLC
3.95%, 02/15/27	326,000	332,374
EOG Resources Inc.
4.15%, 01/15/26	180,000	188,026
ERP Operating LP
4.50%, 07/01/44	68,000	69,337
Exelon Corp.
3.50%, 06/01/22	235,000	237,142
4.45%, 04/15/46	160,000	158,475
Express Scripts Holding Co.
3.40%, 03/01/27	183,000	172,338
4.80%, 07/15/46	55,000	52,670
Exxon Mobil Corp.
2.22%, 03/01/21	115,000	115,212
3.04%, 03/01/26	89,000	88,981

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Strategic Investment Fund	51

State Street Institutional Strategic Investment Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

FedEx Corp.
4.10%, 02/01/45	2,000	1,860
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	72,000	72,155
Five Corners Funding Trust
4.42%, 11/15/23 (b)	373,000	396,484
Florida Power & Light Co.
4.13%, 02/01/42	58,000	59,944
Ford Motor Co.
4.35%, 12/08/26	444,000	452,057
Ford Motor Credit Company LLC
3.22%, 01/09/22	360,000	362,163
Frontier Communications Corp.
7.13%, 03/15/19	295,000	311,225
11.00%, 09/15/25	267,000	258,823
General Dynamics Corp.
2.13%, 08/15/26	81,000	74,922
General Motors Co.
5.20%, 04/01/45	34,000	33,418
General Motors Financial Company Inc.
3.15%, 01/15/20	216,000	219,676
5.25%, 03/01/26	262,000	281,469
Georgia-Pacific LLC
3.60%, 03/01/25 (b)	11,000	11,234
Gilead Sciences Inc.
1.95%, 03/01/22	108,000	104,544
3.65%, 03/01/26	190,000	191,473
4.15%, 03/01/47	70,000	65,045
4.80%, 04/01/44	64,000	65,827
Glencore Finance Canada Ltd.
5.55%, 10/25/42 (b)	45,000	46,886
Glencore Funding LLC
4.00%, 03/27/27 (b)	340,000	335,397
Great Plains Energy Inc.
3.15%, 04/01/22	340,000	343,377
3.90%, 04/01/27	240,000	241,973
4.85%, 04/01/47	168,000	172,178
Grupo Televisa SAB
5.00%, 05/13/45	200,000	182,323
Halliburton Co.
3.80%, 11/15/25	169,000	171,690
5.00%, 11/15/45	101,000	106,081
HCA Inc.
4.75%, 05/01/23	429,000	447,232
6.50%, 02/15/20	304,000	332,692
Hess Corp.
4.30%, 04/01/27	92,000	90,583
5.60%, 02/15/41	73,000	73,095
5.80%, 04/01/47	55,000	57,166
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	55,000	56,754

	Principal Amount ($) or Shares	Fair Value $
Honeywell International Inc.
1.40%, 10/30/19	181,000	179,608
2.50%, 11/01/26	287,000	271,522
HSBC Holdings PLC
2.65%, 01/05/22	200,000	197,266
2.95%, 05/25/21	355,000	356,709
4.25%, 03/14/24	200,000	202,464
4.38%, 11/23/26	200,000	201,531
HSBC Holdings PLC 1.06% + 3 month USD LIBOR
3.26%, 03/13/23 (h)	355,000	356,717
HSBC Holdings PLC 1.55% + 3 month USD LIBOR
4.04%, 03/13/28 (h)	220,000	222,356
HSBC USA Inc.
2.35%, 03/05/20	364,000	365,263
Hyundai Capital America
2.13%, 10/02/17 (b)	118,000	118,183
Illinois Tool Works Inc.
3.50%, 03/01/24	179,000	185,801
ING Bank N.V.
2.70%, 08/17/20 (b)	200,000	201,378
Ingersoll-Rand Luxembourg Finance S.A.
3.55%, 11/01/24	216,000	219,192
Ingles Markets Inc.
5.75%, 06/15/23	375,000	377,812
Intel Corp.
2.45%, 07/29/20	169,000	171,695
2.60%, 05/19/26	107,000	102,632
International Business Machines Corp.
3.30%, 01/27/27	101,000	101,640
3.63%, 02/12/24	177,000	185,480
International Paper Co.
4.40%, 08/15/47	168,000	158,544
Interstate Power & Light Co.
3.40%, 08/15/25	335,000	335,530
JB Poindexter & Company Inc.
9.00%, 04/01/22 (b)	83,000	86,943
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%, 06/15/25 (b)	224,000	226,240
Jefferies Group LLC
5.13%, 01/20/23	273,000	293,328
6.50%, 01/20/43	90,000	97,603
Johnson & Johnson
3.63%, 03/03/37	127,000	126,156
JPMorgan Chase & Co.
2.30%, 08/15/21	98,000	96,972
2.55%, 10/29/20	158,000	158,683
3.30%, 04/01/26	282,000	276,445
3.63%, 12/01/27	100,000	97,284

See Notes to Schedules of Investments and Notes to Financial Statements.

52	State Street Institutional Strategic Investment Fund

State Street Institutional Strategic Investment Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

JPMorgan Chase & Co. 1.34% + 3 month USD LIBOR
3.78%, 02/01/28 (h)	116,000	117,074
JPMorgan Chase & Co. 3.32% + 3 month USD LIBOR
5.00%, 12/29/49 (h)	129,000	130,451
JPMorgan Chase & Co. 3.33% + 3 month USD LIBOR
6.10%, 10/29/49 (h)	385,000	406,849
KB Home
7.00%, 12/15/21	351,000	387,746
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	75,000	73,806
6.38%, 03/01/41	72,000	78,212
Kinder Morgan Inc.
3.05%, 12/01/19	67,000	68,121
5.05%, 02/15/46	72,000	69,873
5.55%, 06/01/45	101,000	103,548
Kraft Heinz Foods Co.
3.00%, 06/01/26	138,000	129,671
4.38%, 06/01/46	139,000	129,892
Kreditanstalt fuer Wiederaufbau
4.50%, 07/16/18	446,000	463,801
L Brands Inc.
5.63%, 02/15/22	369,000	386,989
Lee Enterprises Inc.
9.50%, 03/15/22 (b)	300,000	314,865
Lennar Corp.
4.50%, 11/15/19	299,000	307,596
4.75%, 05/30/25	150,000	150,375
Levi Strauss & Co.
5.00%, 05/01/25	222,000	227,594
Lincoln National Corp.
3.63%, 12/12/26	265,000	263,881
Lloyds Banking Group PLC
3.75%, 01/11/27	400,000	393,186
Lockheed Martin Corp.
3.55%, 01/15/26	154,000	156,323
3.80%, 03/01/45	71,000	66,442
4.70%, 05/15/46	76,000	82,295
Lowe’s Companies Inc.
3.70%, 04/15/46	206,000	191,190
LYB International Finance BV
4.88%, 03/15/44	54,000	56,087
LYB International Finance II BV
3.50%, 03/02/27	170,000	166,813
Macy’s Retail Holdings Inc.
4.30%, 02/15/43	73,000	57,836
Marathon Oil Corp.
3.85%, 06/01/25	91,000	89,458
5.90%, 03/15/18	91,000	94,203
6.00%, 10/01/17	340,000	347,429

	Principal Amount ($) or Shares	Fair Value $
Marathon Petroleum Corp.
3.63%, 09/15/24	159,000	156,526
Marsh & McLennan Companies Inc.
3.50%, 03/10/25	159,000	161,173
Masco Corp.
4.38%, 04/01/26	37,000	38,451
McDonald’s Corp.
3.70%, 01/30/26	164,000	167,722
4.88%, 12/09/45	71,000	75,494
Medtronic Inc.
3.50%, 03/15/25	141,000	144,189
4.63%, 03/15/45	109,000	117,076
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	105,000	103,459
Merck & Company Inc.
2.75%, 02/10/25	315,000	310,935
MetLife Inc.
4.72%, 12/15/44	104,000	110,202
MGM Resorts International
4.63%, 09/01/26	143,000	138,710
5.25%, 03/31/20	222,000	233,655
6.63%, 12/15/21	370,000	409,775
Microsoft Corp.
1.55%, 08/08/21	178,000	173,539
2.40%, 08/08/26	325,000	307,291
3.45%, 08/08/36	110,000	104,248
3.70%, 08/08/46	110,000	103,040
4.00%, 02/12/55	160,000	151,035
4.10%, 02/06/37	90,000	92,541
4.25%, 02/06/47	180,000	184,452
Mizuho Bank Ltd.
2.45%, 04/16/19 (b)	420,000	422,093
Mizuho Financial Group Inc.
2.63%, 04/12/21 (b)	362,000	359,208
Molson Coors Brewing Co.
2.10%, 07/15/21	234,000	228,716
3.00%, 07/15/26	231,000	219,642
4.20%, 07/15/46	76,000	71,146
Monsanto Co.
4.70%, 07/15/64	44,000	41,151
Morgan Stanley
2.45%, 02/01/19 (l)	160,000	161,471
2.63%, 11/17/21 (l)	283,000	280,759
2.65%, 01/27/20 (l)	135,000	136,273
3.63%, 01/20/27 (l)	163,000	161,739
3.70%, 10/23/24 (l)	90,000	91,293
3.95%, 04/23/27 (l)	317,000	313,878
4.10%, 05/22/23 (l)	366,000	377,950
4.38%, 01/22/47 (l)	142,000	141,079
Morgan Stanley 1.40% + 3 month USD LIBOR
2.44%, 10/24/23 (h)(l)	340,000	347,215

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Strategic Investment Fund	53

State Street Institutional Strategic Investment Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

MPLX LP
4.13%, 03/01/27	183,000	181,950
5.20%, 03/01/47	55,000	55,329
Mylan N.V.
3.15%, 06/15/21	86,000	86,359
3.95%, 06/15/26	89,000	87,106
National Retail Properties Inc.
4.00%, 11/15/25	161,000	164,168
NCL Corporation Ltd.
4.63%, 11/15/20 (b)	186,000	189,953
4.75%, 12/15/21 (b)	96,000	97,440
Newell Brands Inc.
3.85%, 04/01/23	183,000	189,414
4.20%, 04/01/26	183,000	190,437
5.50%, 04/01/46	85,000	96,580
Newmont Mining Corp.
4.88%, 03/15/42	131,000	131,632
Nexen Energy ULC
6.40%, 05/15/37	39,000	48,346
Noble Energy Inc.
3.90%, 11/15/24	202,000	204,636
Northern States Power Co.
2.20%, 08/15/20	337,000	338,019
Northrop Grumman Corp.
3.85%, 04/15/45	39,000	36,703
Novartis Capital Corp.
3.00%, 11/20/25	26,000	25,976
4.00%, 11/20/45	39,000	39,169
NRG Energy Inc.
6.25%, 07/15/22	184,000	188,140
Nucor Corp.
4.13%, 09/15/22	73,000	78,295
Occidental Petroleum Corp.
4.10%, 02/15/47	91,000	87,796
Omnicom Group Inc.
3.63%, 05/01/22	105,000	108,606
Oracle Corp.
1.90%, 09/15/21	134,000	131,707
2.40%, 09/15/23	127,000	123,410
2.65%, 07/15/26	130,000	123,774
4.00%, 07/15/46	110,000	104,910
4.13%, 05/15/45	68,000	66,135
Owens-Brockway Glass Container Inc.
6.38%, 08/15/25 (b)	100,000	106,875
Pacific Gas & Electric Co.
3.40%, 08/15/24	506,000	515,145
PacifiCorp
6.25%, 10/15/37	3,000	3,884
Parker-Hannifin Corp.
3.25%, 03/01/27 (b)	335,000	333,640
PepsiCo Inc.
3.45%, 10/06/46	68,000	61,504
4.25%, 10/22/44	100,000	102,965

	Principal Amount ($) or Shares	Fair Value $
Perrigo Company PLC
2.30%, 11/08/18	360,000	361,753
Perrigo Finance Unlimited Co.
3.50%, 03/15/21	200,000	203,885
3.90%, 12/15/24	200,000	199,291
Petroleos Mexicanos
4.50%, 01/23/26	327,000	313,429
5.38%, 03/13/22 (b)	180,000	189,171
5.63%, 01/23/46	67,000	59,664
6.38%, 02/04/21 - 01/23/45	226,000	235,173
6.50%, 03/13/27 (b)	180,000	193,635
6.75%, 09/21/47	144,000	146,176
PetSmart Inc.
7.13%, 03/15/23 (b)	358,000	340,100
Pfizer Inc.
3.00%, 12/15/26	239,000	236,618
4.13%, 12/15/46	90,000	90,051
4.40%, 05/15/44	53,000	55,324
Philip Morris International Inc.
4.13%, 03/04/43	140,000	134,830
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44	146,000	132,095
Potash Corporation of Saskatchewan Inc.
4.00%, 12/15/26	182,000	186,305
PPL Capital Funding Inc.
3.10%, 05/15/26	365,000	350,526
Precision Castparts Corp.
4.38%, 06/15/45	101,000	105,921
Prologis LP
3.75%, 11/01/25	160,000	163,489
Prudential Financial Inc. 3.03% + 3 month USD LIBOR
5.38%, 05/15/45 (h)	159,000	166,394
PulteGroup Inc.
4.25%, 03/01/21	70,000	71,925
5.50%, 03/01/26	210,000	217,350
QUALCOMM Inc.
4.80%, 05/20/45	53,000	55,267
Realty Income Corp.
3.00%, 01/15/27	245,000	229,775
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	145,000	148,767
Reynolds American Inc.
4.45%, 06/12/25	264,000	277,863
5.85%, 08/15/45	45,000	52,886
Rio Tinto Finance USA PLC
4.13%, 08/21/42	85,000	84,474
Rockwell Collins Inc.
2.80%, 03/15/22 (c)	335,000	335,777
3.20%, 03/15/24 (c)	335,000	334,271

See Notes to Schedules of Investments and Notes to Financial Statements.

54	State Street Institutional Strategic Investment Fund

State Street Institutional Strategic Investment Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

3.50%, 03/15/27 (c)	223,000	223,070
4.35%, 04/15/47 (c)	85,000	84,968
Rogers Communications Inc.
5.00%, 03/15/44	61,000	65,531
Royal Bank of Canada
1.20%, 09/19/17	773,000	772,706
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	200,000	197,084
RPM International Inc.
3.75%, 03/15/27	235,000	234,856
Ryder System Inc.
2.45%, 09/03/19	364,000	365,873
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (b)	343,000	337,797
Santander Holdings USA Inc.
3.70%, 03/28/22 (b)	307,000	307,422
Schlumberger Holdings Corp.
3.00%, 12/21/20 (b)	137,000	140,066
4.00%, 12/21/25 (b)	49,000	51,062
Shell International Finance BV
2.88%, 05/10/26	182,000	176,947
3.75%, 09/12/46	68,000	62,513
4.13%, 05/11/35	101,000	101,878
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21	240,000	235,029
3.20%, 09/23/26	178,000	169,965
Siemens Financieringsmaatschappij N.V.
3.40%, 03/16/27 (b)	345,000	348,021
Sinclair Television Group Inc.
5.38%, 04/01/21	387,000	395,707
Smithfield Foods Inc.
2.70%, 01/31/20 (b)	75,000	74,948
4.25%, 02/01/27 (b)	183,000	185,152
Southern California Edison Co.
2.40%, 02/01/22	135,000	134,459
Southern Copper Corp.
5.88%, 04/23/45	73,000	76,053
Spectra Energy Partners LP
3.38%, 10/15/26	90,000	85,663
4.50%, 03/15/45	36,000	33,623
Sprint Corp.
7.63%, 02/15/25	248,000	270,940
Standard Industries Inc.
5.38%, 11/15/24 (b)	442,000	447,799
Statoil ASA
3.95%, 05/15/43	84,000	81,218
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	255,000	254,950
1.95%, 07/23/18	258,000	258,463

	Principal Amount ($) or Shares	Fair Value $
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20	148,000	149,480
6.25%, 04/15/21	72,000	73,620
SUPERVALU Inc.
6.75%, 06/01/21	374,000	372,130
T-Mobile USA Inc.
6.63%, 04/01/23	232,000	247,586
Tampa Electric Co.
4.35%, 05/15/44	169,000	167,482
Target Corp.
2.50%, 04/15/26	180,000	168,204
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (b)	144,000	155,785
TEGNA Inc.
5.50%, 09/15/24 (b)	94,000	96,233
Telecom Italia S.p.A.
5.30%, 05/30/24 (b)	396,000	400,455
Telefonica Emisiones SAU
4.10%, 03/08/27	244,000	245,582
Tenet Healthcare Corp.
4.75%, 06/01/20	136,000	138,951
6.00%, 10/01/20	347,000	366,952
Tesoro Corp.
4.75%, 12/15/23 (b)	272,000	280,728
5.13%, 12/15/26 (b)	108,000	113,292
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	108,000	99,513
4.10%, 10/01/46	45,000	38,751
The Allstate Corp.
3.28%, 12/15/26	118,000	118,462
4.20%, 12/15/46	73,000	73,783
The Allstate Corp. 2.94% + 3 month USD LIBOR
5.75%, 08/15/53 (h)	176,000	188,866
The Bank of New York Mellon Corp. 1.07% + 3 month USD LIBOR
3.44%, 02/07/28 (h)	168,000	169,258
The Bank of New York Mellon Corp. 3.13% + 3 month USD LIBOR
4.63%, 12/29/49 (h)	360,000	345,600
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%, 03/10/19 (b)	400,000	401,129
The Dow Chemical Co.
4.25%, 10/01/34	172,000	171,349
The Estee Lauder Companies Inc.
3.15%, 03/15/27	235,000	234,093
The Goldman Sachs Group Inc.
2.35%, 11/15/21	278,000	272,442

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Strategic Investment Fund	55

State Street Institutional Strategic Investment Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

2.38%, 01/22/18	289,000	290,587
2.63%, 01/31/19 - 04/25/21	406,000	407,391
2.90%, 07/19/18	213,000	215,643
3.85%, 01/26/27	244,000	245,115
4.25%, 10/21/25	57,000	58,095
4.80%, 07/08/44	163,000	172,368
5.15%, 05/22/45	159,000	166,737
The Home Depot Inc.
3.35%, 09/15/25	216,000	222,121
3.50%, 09/15/56	128,000	111,423
The Korea Development Bank
3.38%, 09/16/25	200,000	203,519
The Kroger Co.
2.95%, 11/01/21	216,000	217,288
The Mosaic Co.
5.63%, 11/15/43	36,000	37,058
The Nielsen Company Luxembourg Sarl
5.00%, 02/01/25 (b)	144,000	143,460
The ServiceMaster Company LLC
5.13%, 11/15/24 (b)	36,000	36,900
The Southern Co.
3.25%, 07/01/26	83,000	79,173
4.40%, 07/01/46	59,000	56,375
The Southern Co. 3.63% + 3 month USD LIBOR
5.50%, 03/15/57 (h)	182,000	187,762
The Toronto-Dominion Bank 2.21% + USD 5 Year Swap Rate
3.63%, 09/15/31 (h)	99,000	96,946
The Walt Disney Co.
4.13%, 06/01/44	73,000	75,152
Time Inc.
5.75%, 04/15/22 (b)	371,000	385,840
Time Warner Cable LLC
4.50%, 09/15/42	34,000	30,880
6.55%, 05/01/37	101,000	115,791
Time Warner Inc.
3.80%, 02/15/27	191,000	188,896
5.35%, 12/15/43	228,000	233,887
TransCanada PipeLines Ltd.
4.88%, 01/15/26	94,000	104,239
Tyco Electronics Group S.A.
2.35%, 08/01/19	324,000	325,856
Tyson Foods Inc.
2.65%, 08/15/19	72,000	72,786
U.S. Bancorp 3.49% + 3 month USD LIBOR
5.13%, 12/29/49 (h)	337,000	353,007
UBS Group Funding Jersey Ltd.
2.95%, 09/24/20 (b)	200,000	201,306

	Principal Amount ($) or Shares	Fair Value $
United Technologies Corp.
2.65%, 11/01/26	276,000	266,021
3.75%, 11/01/46	63,000	59,130
UnitedHealth Group Inc.
4.75%, 07/15/45	131,000	143,518
Universal Health Services Inc.
5.00%, 06/01/26 (b)	144,000	147,960
Vale Overseas Ltd.
4.38%, 01/11/22	92,000	93,527
5.88%, 06/10/21	184,000	197,178
6.25%, 08/10/26	253,000	274,821
6.88%, 11/10/39	55,000	58,817
Ventas Realty LP
3.25%, 10/15/26	170,000	161,289
Verizon Communications Inc.
2.63%, 08/15/26	175,000	159,783
4.13%, 03/16/27	340,000	345,834
4.40%, 11/01/34	168,000	158,942
4.67%, 03/15/55	118,000	105,444
4.86%, 08/21/46	169,000	162,522
5.05%, 03/15/34	268,000	272,274
5.15%, 09/15/23	215,000	235,966
5.25%, 03/16/37	241,000	248,924
Viacom Inc.
2.25%, 02/04/22	180,000	173,051
3.45%, 10/04/26	180,000	170,826
Videotron Ltd.
5.13%, 04/15/27 (b)(c)	15,000	15,000
Virgin Media Finance PLC
5.75%, 01/15/25 (b)	202,000	202,505
Virginia Electric & Power Co.
4.00%, 11/15/46	180,000	176,998
Visa Inc.
3.15%, 12/14/25	139,000	139,467
4.30%, 12/14/45	101,000	106,013
Volkswagen Group of America Finance LLC 0.44% + 3 month USD LIBOR
1.49%, 11/20/17 (b)(h)	200,000	200,127
W.R. Grace & Co.
5.13%, 10/01/21 (b)	140,000	147,000
5.63%, 10/01/24 (b)	367,000	386,726
Wabtec Corp.
3.45%, 11/15/26 (b)	182,000	176,965
Wal-Mart Stores Inc.
4.30%, 04/22/44	219,000	228,684
Walgreens Boots Alliance Inc.
4.65%, 06/01/46	55,000	54,703
WEC Energy Group Inc.
3.55%, 06/15/25	250,000	254,640
WellCare Health Plans Inc.
5.25%, 04/01/25	168,000	173,250

See Notes to Schedules of Investments and Notes to Financial Statements.

56	State Street Institutional Strategic Investment Fund

State Street Institutional Strategic Investment Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Wells Fargo & Co.
3.00%, 10/23/26	182,000	174,237
3.07%, 01/24/23	201,000	201,861
3.90%, 05/01/45	91,000	87,101
4.75%, 12/07/46	172,000	175,823
Wells Fargo & Co. 3.11% + 3 month USD LIBOR
5.90%, 12/29/49 (h)	226,000	235,967
Wells Fargo & Co. 3.99% + 3 month USD LIBOR
5.88%, 12/29/49 (h)	234,000	252,238
Western Digital Corp.
7.38%, 04/01/23 (b)	35,000	38,369
Westlake Chemical Corp.
3.60%, 08/15/26 (b)	219,000	214,447
5.00%, 08/15/46 (b)	56,000	57,486
Williams Partners LP
3.90%, 01/15/25	270,000	269,616
4.90%, 01/15/45	55,000	52,922
5.40%, 03/04/44	34,000	34,676
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23	91,000	93,737
Windstream Services LLC
6.38%, 08/01/23	259,000	229,862
WPP Finance 2010
3.75%, 09/19/24	315,000	319,319
XLIT Ltd.
5.25%, 12/15/43	133,000	142,436
XPO Logistics Inc.
6.50%, 06/15/22 (b)	215,000	225,750
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	169,000	167,094

		96,551,589

Non-Agency Collateralized Mortgage Obligations - 1.7%
American Tower Trust I REIT)
1.55%, 03/15/43 (b)	420,000	418,990
Banc of America Commercial Mortgage Trust 2007-1
5.48%, 01/15/49 (h)	121,092	120,924
Banc of America Commercial Mortgage Trust 2007-4
5.89%, 02/10/51 (h)	32,090	32,297
Banc of America Commercial Mortgage Trust 2008-1
6.23%, 02/10/51 (h)	427,524	434,206
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.28%, 11/10/42 (h)	10,035	10,023

	Principal Amount ($) or Shares	Fair Value $
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%, 06/11/50 (h)	290,000	296,202
CFCRE Commercial Mortgage Trust 2016-C7
3.84%, 12/10/54	331,739	341,398
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%, 09/10/58	146,638	105,092
3.78%, 09/10/58	400,000	415,104
Citigroup Commercial Mortgage Trust 2016-P5
2.94%, 10/10/49	330,977	321,702
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/49 (h)	1,508,657	1,560,395
4.03%, 12/10/49 (h)	287,661	297,745
COMM 2013-CR12 Mortgage Trust
5.08%, 10/10/46 (b)(h)	100,000	88,853
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (b)(h)	140,000	150,424
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (h)	200,000	214,954
COMM 2014-CR19 Mortgage Trust
4.72%, 08/10/47 (b)(h)	332,639	269,985
COMM 2015-PC1 Mortgage Trust
4.44%, 07/10/50 (h)	160,441	159,350
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%, 06/15/57 (h)	112,000	80,902
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%, 08/15/48 (h)	175,977	128,419
GS Mortgage Securities Trust 2011-GC5
3.00%, 08/10/44	2,065	2,064
GS Mortgage Securities Trust 2015-GC28
1.15%, 02/10/48 (g)(h)	2,249,143	132,533
GS Mortgage Securities Trust 2015-GC34
2.98%, 10/10/48	299,581	217,238
GS Mortgage Securities Trust 2016-GS3
3.40%, 10/10/49 (h)	339,000	327,149
GS Mortgage Securities Trust 2017-GS5
3.67%, 03/10/50	730,527	755,112

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Strategic Investment Fund	57

State Street Institutional Strategic Investment Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.81%, 12/15/47 (g)(h)	937,889	60,023
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%, 07/15/45 (h)	90,000	94,049
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%, 01/15/47 (b)(h)	100,000	91,861
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%, 02/15/47 (b)(h)	100,000	85,685
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%, 05/15/48 (h)	102,309	77,384
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%, 03/15/50	676,308	697,810
LB-UBS Commercial Mortgage Trust 2004-C8
0.42%, 12/15/39 (b)(g)(h)	8,942	21
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%, 07/15/40 (h)	192,914	195,425
6.11%, 07/15/40 (b)	430,000	430,015
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%, 10/15/47 (b)	673,132	458,271
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.40%, 02/15/48 (g)(h)	2,517,422	183,885
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.97%, 03/15/48 (g)(h)	3,082,659	172,540
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%, 01/15/49 (b)	120,541	85,028
Morgan Stanley Capital I Trust 2006-IQ11
6.30%, 10/15/42 (h)	110,000	108,405
Morgan Stanley Capital I Trust 2006-T21
5.27%, 10/12/52 (h)	65,432	65,385
Morgan Stanley Capital I Trust 2007-IQ16
6.06%, 12/12/49 (h)	290,000	296,323
Morgan Stanley Capital I Trust 2008-T29
6.30%, 01/11/43 (h)	110,000	112,623
Morgan Stanley Capital I Trust 2016-UBS9
1.25%, 03/15/49 (g)(h)	2,152,343	163,825

	Principal Amount ($) or Shares	Fair Value $
Wells Fargo Commercial Mortgage Trust 2015-C26
1.30%, 02/15/48 (g)(h)	2,545,622	188,744
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%, 09/15/58 (h)	146,742	119,284
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%, 03/15/59 (b)	128,332	91,381
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%, 03/15/50	427,111	437,789
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%, 03/25/36**	5,925	—
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46	190,000	201,533
WFRBS Commercial Mortgage Trust 2014-C19
4.23%, 03/15/47 (b)	293,728	246,138
WFRBS Commercial Mortgage Trust 2014-C22
3.91%, 09/15/57 (b)(h)	443,071	335,940
WFRBS Commercial Mortgage Trust 2014-C24
3.69%, 11/15/47 (b)	578,051	364,302
WFRBS Commercial Mortgage Trust 2014-C25
3.80%, 11/15/47 (b)(h)	80,000	57,484
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (h)	447,000	473,683
4.59%, 03/15/47 (b)(h)	464,977	377,766
WFRBS Commercial Mortgage Trust 2015-C31
3.85%, 11/15/48	73,319	53,347

		13,207,010

Sovereign Bonds - 0.4%
Government of Chile
3.63%, 10/30/42	250,000	246,075
Government of Colombia
2.63%, 03/15/23	236,000	226,855
5.00%, 06/15/45	200,000	200,600
Government of Mexico
3.60%, 01/30/25	510,000	508,725
4.00%, 10/02/23	108,000	111,240
4.75%, 03/08/44	204,000	198,390
Government of Oman
3.88%, 03/08/22 (b)	353,000	356,919
5.38%, 03/08/27 (b)	286,000	298,870
6.50%, 03/08/47 (b)	200,000	211,000

See Notes to Schedules of Investments and Notes to Financial Statements.

58	State Street Institutional Strategic Investment Fund

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Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Government of Panama
4.00%, 09/22/24	200,000	208,750
Government of Peru
5.63%, 11/18/50	109,000	129,846
Government of Philippines
4.20%, 01/21/24	200,000	216,496
Government of Uruguay
5.10%, 06/18/50	109,011	104,923

		3,018,689

Municipal Bonds and Notes - 0.2%
American Municipal Power Inc.
6.27%, 02/15/50	95,000	113,837
Municipal Electric Authority of Georgia
6.64%, 04/01/57	169,000	189,713
New Jersey Transportation Trust Fund Authority
6.88%, 12/15/39	65,000	68,498
Port Authority of New York & New Jersey
4.46%, 10/01/62	350,000	368,826
South Carolina State Public Service Authority
6.45%, 01/01/50	120,000	132,883
State of California
5.70%, 11/01/21	175,000	199,291
State of Illinois
5.10%, 06/01/33	100,000	91,242

		1,164,290

	Principal Amount ($) or Shares	Fair Value $
FNMA (TBA) - 0.0%*
Lehman
5.50%, TBA (j)(k)	61,158	1,933

Total Bonds and Notes (Cost $240,312,876)		241,389,430

Exchange Traded & Mutual Funds - 43.5%
SPDR Bloomberg Barclays High Yield Bond ETF (m)	632,267	23,349,621
State Street Equity 500 Index II Portfolio	22,845,323	274,143,881
Vanguard FTSE Emerging Markets ETF (l)	796,047	31,618,987

Total Exchange Traded & Mutual Funds (Cost $312,775,842)		329,112,489

Total Investments in Securities (Cost $690,007,381)		722,190,951

Short-Term Investments - 8.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.66% (Cost $60,501,945) (d)(m)	60,501,945	60,501,945

Total Investments (Cost $750,509,326)		782,692,896

Liabilities in Excess of Other Assets, net - (3.4)%		(25,377,711)

NET ASSETS - 100.0%		757,315,185

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

Markit CDX North America High Yield Index	CME Group Inc.	$3,918	5.00%	12/20/21	$(316,454)	$(158,220)	$(158,234)
Markit CDX North America Investment Grade Index	CME Group Inc.	$5,224	1.00%	06/20/22	$(88,229)	$(81,982)	$(6,247)

							$(164,481)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Strategic Investment Fund	59

State Street Institutional Strategic Investment Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)

MSCI EAFE Mini Index Futures	June 2017	9	$801,900	$22,189
S&P Mid 400 Emini Index Futures	June 2017	101	17,353,820	8,394
2 Yr. U.S. Treasury Notes Futures	June 2017	31	6,710,047	(5,930)
5 Yr. U.S. Treasury Notes Futures	June 2017	87	10,242,211	(14,772)
10 Yr. U.S. Treasury Notes Futures	June 2017	161	20,054,562	79,000

				$88,881

The Fund had the following short futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)

U.S. Long Bond Futures	June 2017	43	$(6,486,281)	$(8,095)
Ultra Long-Term U.S. Treasury Bond Futures	June 2017	22	(3,533,750)	10,493
10 Yr. U.S. Treasury Ultra Futures	June 2017	37	(4,953,953)	(44,398)

				$(42,000)

				$46,881

The Fund was invested in the following countries/territories at March 31, 2017 (unaudited):

Country/Territory	Percentage (based on Fair Value)

United States	77.49%
Japan	4.96%
United Kingdom	2.74%
France	2.40%
Germany	1.80%
Switzerland	1.49%
Netherlands	1.29%
Sweden	0.85%
Canada	0.71%
China	0.62%
India	0.60%
South Korea	0.53%
Taiwan	0.46%
Spain	0.41%
South Africa	0.40%
Hong Kong	0.38%
Ireland	0.38%
Mexico	0.33%
Norway	0.31%
Italy	0.27%
Luxembourg	0.23%
Belgium	0.18%
Australia	0.15%
Portugal	0.13%

Country/Territory, continued	Percentage (based on Fair Value)

Brazil	0.12%
Oman	0.11%
Cayman Islands	0.09%
Colombia	0.08%
Russian Federation	0.07%
Supranational	0.06%
Guernsey	0.05%
Philippines	0.04%
Indonesia	0.04%
Bermuda	0.04%
Jersey	0.04%
Chile	0.04%
Panama	0.03%
Peru	0.02%
Malaysia	0.02%
Uruguay	0.01%
Thailand	0.01%
Hungary	0.01%
Qatar	0.01%
Turkey	0.00%	***
Barbados	0.00%	***

	100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

60	State Street Institutional Strategic Investment Fund

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Schedule of Investments, continued — March 31, 2017 (Unaudited)

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2017 (unaudited):

Industry	Domestic	Foreign	Total

Exchange Traded & Mutual Funds	42.05%	0.00%	42.05%
Diversified Banks	0.03%	2.44%	2.47%
Pharmaceuticals	0.00%	1.04%	1.04%
Building Products	0.00%	0.81%	0.81%
Packaged Foods & Meats	0.00%	0.75%	0.75%
Wireless Telecommunication Services	0.00%	0.74%	0.74%
Semiconductors	0.00%	0.66%	0.66%
Integrated Oil & Gas	0.00%	0.62%	0.62%
Electronic Equipment & Instruments	0.00%	0.60%	0.60%
Electrical Components & Equipment	0.00%	0.59%	0.59%
Life & Health Insurance	0.00%	0.58%	0.58%
Specialty Chemicals	0.00%	0.52%	0.52%
Construction Machinery & Heavy Trucks	0.00%	0.51%	0.51%
Diversified Real Estate Activities	0.00%	0.50%	0.50%
Industrial Machinery	0.00%	0.45%	0.45%
Internet Software & Services	0.00%	0.44%	0.44%
Semiconductor Equipment	0.00%	0.43%	0.43%
Biotechnology	0.00%	0.37%	0.37%
Cable & Satellite	0.00%	0.36%	0.36%
Electric Utilities	0.00%	0.36%	0.36%
Diversified Metals & Mining	0.00%	0.34%	0.34%
Technology Hardware, Storage & Peripherals	0.00%	0.33%	0.33%
Personal Products	0.00%	0.32%	0.32%
Aerospace & Defense	0.00%	0.32%	0.32%
Movies & Entertainment	0.00%	0.31%	0.31%
Application Software	0.00%	0.31%	0.31%
Construction Materials	0.00%	0.30%	0.30%
Property & Casualty Insurance	0.00%	0.29%	0.29%
Healthcare Equipment	0.00%	0.28%	0.28%
Multi-Line Insurance	0.00%	0.27%	0.27%
Security & Alarm Services	0.00%	0.27%	0.27%
Home Building	0.00%	0.26%	0.26%
Automobile Manufacturers	0.00%	0.26%	0.26%
Electronic Components	0.00%	0.25%	0.25%
Auto Parts & Equipment	0.00%	0.25%	0.25%
Healthcare Services	0.00%	0.24%	0.24%
Oil & Gas Exploration & Production	0.00%	0.22%	0.22%
Leisure Products	0.00%	0.22%	0.22%
Communications Equipment	0.00%	0.21%	0.21%
Internet & Direct Marketing Retail	0.00%	0.20%	0.20%
Brewers	0.00%	0.18%	0.18%
Advertising	0.00%	0.18%	0.18%
Oil & Gas Equipment & Services	0.00%	0.13%	0.13%
Household Products	0.00%	0.13%	0.13%
Industrial Gases	0.00%	0.10%	0.10%
Asset Management & Custody Banks	0.00%	0.09%	0.09%
Diversified Support Services	0.00%	0.07%	0.07%
Railroads	0.00%	0.04%	0.04%
Thrifts & Mortgage Finance	0.00%	0.03%	0.03%
Department Stores	0.00%	0.03%	0.03%
IT Consulting & Other Services	0.00%	0.02%	0.02%
Diversified Chemicals	0.00%	0.02%	0.02%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Strategic Investment Fund	61

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Schedule of Investments, continued — March 31, 2017 (Unaudited)

Industry, continued	Domestic	Foreign	Total

Food Retail	0.00%	0.02%	0.02%
Steel	0.00%	0.02%	0.02%
Highways & Railtracks	0.00%	0.01%	0.01%
Other Diversified Financial Services	0.00%	0.01%	0.01%
Education Services	0.00%	0.01%	0.01%
Construction & Engineering	0.00%	0.01%	0.01%
Industrial Conglomerates	0.00%	0.01%	0.01%
Broadcasting	0.00%	0.01%	0.01%
Household Appliances	0.00%	0.01%	0.01%
Real Estate Development	0.00%	0.00%	0.00%	***
Soft Drinks	0.00%	0.00%	0.00%	***
Footwear	0.00%	0.00%	0.00%	***
Hypermarkets & Super Centers	0.00%	0.00%	0.00%	***
Restaurants	0.00%	0.00%	0.00%	***

			61.43%

Sector	Percentage (based on Fair Value)

Corporate Notes	12.34%
Agency Mortgage Backed	8.55%
U.S. Treasuries	7.41%
Non-Agency Collateralized Mortgage Obligations	1.69%
Sovereign Bonds	0.38%
Agency Collateralized Mortgage Obligations	0.32%
Municipal Bonds and Notes	0.15%
FNMA (TBA)	0.00%	***

	30.84%

Short-Term Investments
Short-Term Investments	7.73%

	7.73%

	100.00%

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/ Interest Income	Realized Gain (Loss)
SPDR Bloomberg Barclays High Yield Bond ETF	632,267	$23,216,844	—	—	632,267	$23,349,621	$684,476	$—
State Street Equity 500 Index II Portfolio	—	—	23,471,890	626,567	22,845,323	274,143,881	—	307,407
State Street Institutional U.S. Government Money Market Fund - Class G Shares	85,905,257	85,905,257	116,877,334	142,280,646	60,501,945	60,501,945	154,610	—

		$109,122,101				$357,995,447	$839,086	$307,407

See Notes to Schedules of Investments and Notes to Financial Statements.

62	State Street Institutional Strategic Investment Fund

State Street Institutional Income Fund

Performance Summary — March 31, 2017 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments.

Sector Allocation as of March 31, 2017

Portfolio Compositions as a % of Fair Value of Investments of $297,484 (in thousands) on March 31, 2017 (a)(b)

Quality Ratings

as of March 31, 2017 (as a % of Fair Value) (a)(b)

Aaa / AAA	12.07%
Aa / AA	49.26%
A / A	7.49%
Baa / BBB	21.20%
Ba / BB and lower	8.41%
NR / Other	1.57%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

State Street Institutional Income Fund	63

State Street Institutional Income Fund

Understanding Your Fund’s Expenses — March 31, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$983.60	$1,023.70
Expenses paid during the period*	$1.19	$1.21

Service Class
Actual Fund Return
Account value at the beginning of the period October 1, 2016	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2017	$983.00	$1,022.50
Expenses paid during the period*	$2.42	$2.47

*	Expenses are equal to the Fund’s annualized expense ratio of 0.24% for Investment Class shares and 0.49% for Service Class shares (for the period October 1, 2016-March 31, 2017, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

64	State Street Institutional Income Fund

State Street Institutional Income Fund

Schedule of Investments — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Bonds and Notes - 99.0%†
U.S. Treasuries - 22.8%
U.S. Treasury Bond
3.00%, 02/15/47 (l)	4,123,100	4,106,187
U.S. Treasury Notes
0.75%, 09/30/18 (l)	6,211,700	6,171,423
0.88%, 10/15/18 - 06/15/19 (l)	18,713,900	18,561,324
1.25%, 12/31/18	2,979,000	2,980,165
1.75%, 02/28/22	12,278,400	12,168,570
2.13%, 02/29/24	15,947,900	15,858,193
2.25%, 02/15/27	2,849,400	2,812,668

		62,658,530

Agency Mortgage Backed - 27.2%
Federal Home Loan Mortgage Corp.
3.50%, 12/01/46 (l)	11,039,126	11,298,912
4.50%, 06/01/33 - 02/01/35 (l)	10,641	11,446
5.00%, 07/01/35 - 06/01/41 (l)	993,847	1,102,226
5.50%, 05/01/20 - 04/01/39 (l)	308,849	351,833
6.00%, 04/01/17 - 11/01/37 (l)	501,708	577,159
6.00%, 07/01/19	1,314	1,347
6.50%, 07/01/29 - 10/01/33 (l)	1,740	1,947
7.00%, 06/01/29 - 08/01/36 (l)	68,382	76,051
7.50%, 01/01/30 - 09/01/33 (l)	1,992	2,089
8.00%, 11/01/30 (l)	13,334	14,979
8.50%, 04/01/30 (l)	18,382	21,950
9.50%, 04/01/21 (l)	21	22
Federal National Mortgage Assoc.
3.00%, 02/01/43 - 10/01/46 (l)	12,645,751	12,609,645
3.50%, 11/01/42 - 08/01/45 (l)	2,802,539	2,880,032
4.00%, 05/01/19 - 03/01/44 (l)	6,028,620	6,357,108
4.50%, 05/01/18 - 01/01/41 (l)	4,464,914	4,798,633
5.00%, 07/01/20 - 06/01/41 (l)	1,658,066	1,841,614
5.50%, 06/01/20 - 04/01/38 (l)	1,403,169	1,562,045
6.00%, 05/01/19 - 08/01/35 (l)	963,212	1,100,847
6.50%, 07/01/17 - 08/01/36 (l)	93,889	104,324
7.00%, 08/01/17 - 02/01/34 (l)	10,759	11,478
7.50%, 12/01/23 - 12/01/33 (l)	53,623	58,997
8.00%, 07/01/25 - 01/01/33 (l)	13,065	14,339
9.00%, 12/01/17 - 12/01/22 (l)	1,542	1,656
Federal National Mortgage Assoc. 1.25% + USD COF11
5.50%, 10/01/24 (h)(l)	6,512	6,573
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.72%, 04/01/37 (h)(l)	2,451	2,509
Federal National Mortgage Assoc.
2.50%, TBA (c)	4,994,409	4,995,970
3.00%, TBA (c)	2,480,725	2,540,623
4.00%, TBA (c)	2,495,950	2,618,017

	Principal Amount ($) or Shares	Fair Value $
Government National Mortgage Assoc.
3.50%, 05/20/43 (l)	2,508,374	2,611,758
4.00%, 01/20/41 - 04/20/43 (l)	2,654,498	2,823,457
4.50%, 08/15/33 - 05/20/40 (l)	502,371	541,912
5.00%, 08/15/33 (l)	35,764	39,478
6.00%, 04/15/27 - 09/15/36 (l)	231,913	268,428
6.50%, 04/15/19 - 09/15/36 (l)	91,058	103,109
7.00%, 10/15/27 - 10/15/36 (l)	47,825	52,763
7.50%, 01/15/23 - 11/15/31 (l)	8,924	9,240
8.00%, 05/15/30 - 09/15/30 (l)	422	460
8.50%, 10/15/17 (l)	16	16
9.00%, 11/15/17 - 12/15/21 (l)	592	650
3.00%, TBA (c)	6,721,852	6,780,668
3.50%, TBA (c)	6,036,664	6,258,558
5.50%, TBA (c)	255,000	283,843

		74,738,711

Agency Collateralized Mortgage Obligations - 1.1%
Collateralized Mortgage Obligation Trust
0.01%, 11/01/18 (d)(f)	5	5
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (g)(h)	859,736	1,819
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/24 - 11/15/30 (g)	685,758	55,382
5.50%, 06/15/33 (g)	38,122	7,630
7.50%, 07/15/27 (g)	3,982	643
8.00%, 04/15/20	2	2
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR
5.09%, 08/15/43 (g)(h)	1,424,830	289,845
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR
5.19%, 06/15/41 - 08/15/46 (g)(h)	4,463,359	668,883
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR
5.29%, 10/15/42 (g)(h)	1,067,479	202,191
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.69%, 08/15/25 (g)(h)	267,417	24,452
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (d)(f)	910	844
8.00%, 02/01/23 - 07/01/24 (g)	3,267	566

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Income Fund	65

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR
5.04%, 08/15/43 - 03/15/44 (g)(h)	2,589,704	515,795
Federal National Mortgage Assoc. REMIC
0.51%, 12/25/22 (d)(f)	150	113
1.22%, 12/25/42 (g)(h)	165,665	7,855
5.00%, 02/25/40 - 09/25/40 (g)	297,787	35,104
8.00%, 05/25/22 (g)	4	66
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.02%, 07/25/38 - 08/25/42 (g)(h)	4,483,399	853,040
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
5.62%, 10/25/43 (g)(h)	994,995	228,333
Federal National Mortgage Assoc. REMIC 7.50% - 1 month USD LIBOR
6.52%, 05/25/18 (g)(h)	9,175	222
Federal National Mortgage Assoc. STRIPS
1.87%, 12/25/34 (d)(f)	17,778	15,802
4.50%, 08/25/35 - 01/25/36 (g)	125,643	23,276
5.00%, 03/25/38 - 05/25/38 (g)	68,716	13,513
5.50%, 12/25/33 (g)	17,089	3,426
6.00%, 01/25/35 (g)	72,116	14,514
7.50%, 11/25/23 (g)	15,406	2,537
8.00%, 08/25/23 - 07/25/24 (g)	6,409	1,271
8.50%, 04/25/17 - 07/25/22 (g)**	7	—
8.50%, 07/25/22 (g)	136	17
9.00%, 05/25/22 (g)	120	14
Government National Mortgage Assoc.
4.50%, 10/20/37 - 08/16/39 (g)	347,553	23,643
5.00%, 10/20/37 - 09/20/38 (g)	156,766	5,524
Government National Mortgage Assoc. 6.80% - 1 month USD LIBOR
5.87%, 01/16/40 (g)(h)	357,071	66,960

		3,063,287

Asset Backed - 0.1%
Chase Funding Trust 2004-1
3.99%, 11/25/33 (i)	236,655	243,496

	Principal Amount ($) or Shares	Fair Value $
Corporate Notes - 40.2%
21st Century Fox America Inc.
3.38%, 11/15/26 (b)	140,000	137,105
4.75%, 11/15/46 (b)	60,000	60,123
4.95%, 10/15/45	43,000	44,493
6.65%, 11/15/37	213,000	266,428
ABB Finance USA Inc.
1.63%, 05/08/17	158,000	158,059
Abbott Laboratories
2.90%, 11/30/21 (l)	485,000	487,070
3.75%, 11/30/26 (l)	330,000	329,549
4.90%, 11/30/46 (l)	150,000	155,523
AbbVie Inc.
2.00%, 11/06/18 (l)	284,000	284,825
3.20%, 05/14/26 (l)	234,000	224,915
4.45%, 05/14/46 (l)	117,000	111,913
4.70%, 05/14/45 (l)	85,000	84,751
ACCO Brands Corp.
5.25%, 12/15/24 (b)(l)	251,000	252,255
Actavis Funding SCS
1.30%, 06/15/17 (l)	380,000	379,962
3.00%, 03/12/20 (l)	214,000	217,514
3.45%, 03/15/22 (l)	208,000	211,948
3.80%, 03/15/25 (l)	133,000	133,951
4.75%, 03/15/45 (l)	50,000	50,332
Aetna Inc.
3.50%, 11/15/24 (l)	256,000	261,401
Aflac Inc.
4.00%, 10/15/46 (l)	107,000	101,091
Agrium Inc.
4.90%, 06/01/43 (l)	90,000	93,484
Alexandria Real Estate Equities Inc.
3.95%, 01/15/28 (l)	190,000	189,451
Alibaba Group Holding Ltd.
4.50%, 11/28/34 (l)	205,000	212,348
Altria Group Inc.
2.63%, 09/16/26 (l)	152,000	143,708
2.95%, 05/02/23 (l)	209,000	207,838
3.88%, 09/16/46 (l)	100,000	92,510
4.50%, 05/02/43 (l)	102,000	103,421
America Movil SAB de C.V.
3.13%, 07/16/22 (l)	211,000	212,567
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (b)	168,000	168,210
6.50%, 04/01/27 (b)	84,000	83,737
6.63%, 10/15/22 (l)	56,000	57,680
American Campus Communities Operating Partnership LP
3.35%, 10/01/20	162,000	164,593
4.13%, 07/01/24	117,000	120,420

See Notes to Schedules of Investments and Notes to Financial Statements.

66	State Street Institutional Income Fund

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

American Electric Power Company Inc.
2.95%, 12/15/22 (l)	341,000	342,690
American Express Co.
3.63%, 12/05/24 (l)	232,000	233,284
American International Group Inc.
4.50%, 07/16/44 (l)	41,000	39,081
4.80%, 07/10/45 (l)	109,000	108,237
American Tower Corp. (REIT)
3.38%, 10/15/26 (l)	230,000	219,267
3.40%, 02/15/19 (l)	530,000	541,807
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (l)	128,000	128,640
5.88%, 08/20/26 (l)	192,000	191,040
Amgen Inc.
2.20%, 05/22/19 (l)	254,000	255,657
2.60%, 08/19/26 (l)	101,000	93,613
4.40%, 05/01/45 (l)	50,000	48,518
4.56%, 06/15/48 (l)	175,000	173,748
Amkor Technology Inc.
6.63%, 06/01/21 (l)	438,000	446,760
Anadarko Petroleum Corp.
4.85%, 03/15/21 (l)	27,000	28,881
6.20%, 03/15/40 (l)	151,000	170,473
6.60%, 03/15/46 (l)	27,000	32,582
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (l)	501,000	506,561
4.70%, 02/01/36 (l)	115,000	121,746
4.90%, 02/01/46 (l)	220,000	237,543
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	184,000	181,830
Anthem Inc.
3.30%, 01/15/23	208,000	209,759
Apache Corp.
5.10%, 09/01/40	128,000	131,671
Apple Inc.
2.50%, 02/09/22 (l)	483,000	485,087
3.25%, 02/23/26 (l)	119,000	120,201
3.35%, 02/09/27 (l)	211,000	212,970
3.45%, 02/09/45 (l)	115,000	103,017
3.85%, 08/04/46 (l)	100,000	95,193
4.25%, 02/09/47 (l)	101,000	102,186
Applied Materials Inc.
3.30%, 04/01/27	203,000	203,241
4.35%, 04/01/47	81,000	81,929
Aramark Services Inc.
5.13%, 01/15/24 (l)	322,000	337,697
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (l)	380,000	360,884

	Principal Amount ($) or Shares	Fair Value $
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (b)(l)	250,000	252,425
Ascension Health
4.85%, 11/15/53 (l)	77,000	84,825
AstraZeneca PLC
2.38%, 11/16/20 (l)	69,000	69,102
3.38%, 11/16/25 (l)	143,000	143,965
4.38%, 11/16/45 (l)	50,000	50,929
AT&T Inc.
2.45%, 06/30/20 (l)	386,000	385,924
3.00%, 06/30/22 (l)	232,000	230,644
3.40%, 05/15/25 (l)	73,000	70,636
4.25%, 03/01/27 (l)	332,000	336,831
4.45%, 04/01/24 (l)	308,000	321,968
4.50%, 05/15/35 (l)	213,000	200,462
4.75%, 05/15/46 (l)	50,000	46,802
4.80%, 06/15/44 (l)	167,000	156,444
5.25%, 03/01/37 (l)	201,000	204,714
5.45%, 03/01/47 (l)	232,000	236,215
Bank of America Corp.
1.70%, 08/25/17 (l)	535,000	535,962
3.25%, 10/21/27 (l)	462,000	439,734
3.95%, 04/21/25 (l)	247,000	245,907
4.10%, 07/24/23 (l)	180,000	188,518
4.25%, 10/22/26 (l)	204,000	207,124
Bank of America Corp. 1.16% + 3 month USD LIBOR
3.12%, 01/20/23 (h)(l)	333,000	334,281
Bank of America Corp. 1.58% + 3 month USD LIBOR
3.82%, 01/20/28 (h)(l)	240,000	240,488
Bank of America Corp. 1.99% + 3 month USD LIBOR
4.44%, 01/20/48 (h)(l)	240,000	240,273
Barclays Bank PLC
2.25%, 05/10/17 (b)(l)	781,000	781,672
Barclays PLC
4.34%, 01/10/28 (l)	200,000	199,582
Barrick Gold Corp.
4.10%, 05/01/23 (l)	68,000	72,902
Barrick North America Finance LLC
5.70%, 05/30/41 (l)	50,000	56,555
Baxalta Inc.
2.88%, 06/23/20 (l)	209,000	211,911
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	156,000	194,712
Berry Plastics Corp.
5.13%, 07/15/23 (l)	260,000	266,500
Biogen Inc.
2.90%, 09/15/20 (l)	72,000	73,276

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Income Fund	67

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

BMW US Capital LLC
2.00%, 04/11/21 (b)(l)	103,000	100,953
2.80%, 04/11/26 (b)(l)	153,000	146,874
BNP Paribas S.A.
3.80%, 01/10/24 (b)(l)	200,000	198,982
Boardwalk Pipelines LP
4.45%, 07/15/27 (l)	191,000	192,950
BP Capital Markets PLC
1.38%, 05/10/18 (l)	210,000	209,427
3.22%, 11/28/23 (l)	232,000	233,155
Brixmor Operating Partnership LP
3.90%, 03/15/27 (l)	505,000	495,417
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (b)(l)	334,000	332,995
3.63%, 01/15/24 (b)(l)	257,000	258,838
3.88%, 01/15/27 (b)(l)	485,000	488,057
Buckeye Partners LP
3.95%, 12/01/26 (l)	150,000	146,893
5.60%, 10/15/44 (l)	71,000	72,787
CalAtlantic Group Inc.
5.25%, 06/01/26 (l)	386,000	384,552
Calpine Corp.
5.75%, 01/15/25 (l)	255,000	253,057
5.88%, 01/15/24 (b)(l)	262,000	276,083
Canadian Pacific Railway Co.
2.90%, 02/01/25 (l)	126,000	123,538
Capital One Financial Corp.
4.20%, 10/29/25 (l)	397,000	398,545
Carlson Travel Inc.
6.75%, 12/15/23 (b)	252,000	262,080
Caterpillar Inc.
4.30%, 05/15/44 (l)	129,000	131,349
Catholic Health Initiatives
2.60%, 08/01/18	130,000	130,777
4.35%, 11/01/42	129,000	109,953
CBL & Associates LP
5.95%, 12/15/26 (l)	48,000	46,308
CBS Corp.
2.90%, 01/15/27 (l)	230,000	214,193
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%, 04/01/24 (b)(l)	399,000	420,945
Celgene Corp.
3.88%, 08/15/25 (l)	82,000	83,805
5.00%, 08/15/45 (l)	214,000	223,934
CenturyLink Inc.
5.80%, 03/15/22 (l)	50,000	51,529
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (b)(l)	485,000	492,275

	Principal Amount ($) or Shares	Fair Value $
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (l)	301,000	309,766
4.91%, 07/23/25 (l)	300,000	316,778
6.38%, 10/23/35 (l)	43,000	48,893
6.48%, 10/23/45 (l)	86,000	99,221
Chevron Corp.
3.19%, 06/24/23 (l)	214,000	219,097
Chubb INA Holdings Inc.
4.35%, 11/03/45 (l)	90,000	94,748
Cigna Corp.
3.25%, 04/15/25 (l)	397,000	392,382
Cinemark USA Inc.
4.88%, 06/01/23 (l)	59,000	59,620
Cisco Systems Inc.
2.50%, 09/20/26 (l)	230,000	218,353
Citigroup Inc.
1.75%, 05/01/18 (l)	214,000	213,930
2.05%, 12/07/18 (l)	397,000	397,698
4.45%, 09/29/27 (l)	240,000	243,534
4.75%, 05/18/46 (l)	240,000	236,768
Citigroup Inc. 1.56% + 3 month USD LIBOR
3.89%, 01/10/28 (h)(l)	242,000	243,052
CMS Energy Corp.
4.88%, 03/01/44 (l)	215,000	228,860
CNA Financial Corp.
5.88%, 08/15/20 (l)	346,000	383,767
CNH Industrial N.V.
4.50%, 08/15/23 (l)	380,000	385,225
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	433,000	451,168
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (l)	120,000	122,272
Comcast Corp.
2.35%, 01/15/27 (l)	232,000	212,478
3.38%, 08/15/25 (l)	65,000	65,578
4.20%, 08/15/34 (l)	210,000	213,407
4.60%, 08/15/45 (l)	215,000	221,604
ConocoPhillips Co.
3.35%, 11/15/24 (l)	147,000	148,174
5.95%, 03/15/46 (l)	51,000	63,266
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (l)	150,000	145,905
Corporation Andina de Fomento
4.38%, 06/15/22	646,000	688,384
Credit Suisse AG
1.70%, 04/27/18 (l)	391,000	390,466
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 06/09/23 (l)	525,000	526,943

See Notes to Schedules of Investments and Notes to Financial Statements.

68	State Street Institutional Income Fund

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

CSX Corp.
4.50%, 08/01/54 (l)	125,000	121,528
CVS Health Corp.
3.88%, 07/20/25 (l)	127,000	130,842
5.13%, 07/20/45 (l)	303,000	333,748
Daimler Finance North America LLC
2.38%, 08/01/18 (b)(l)	333,000	335,380
Dana Financing Luxembourg Sarl
6.50%, 06/01/26 (b)(l)	386,000	402,405
Danaher Corp.
4.38%, 09/15/45 (l)	56,000	58,956
Danone S.A.
2.08%, 11/02/21 (b)(l)	200,000	194,612
2.59%, 11/02/23 (b)(l)	200,000	193,506
Delphi Automotive PLC
4.40%, 10/01/46	125,000	119,064
Deutsche Bank AG
4.25%, 10/14/21 (b)	253,000	259,266
Deutsche Telekom International Finance BV
1.95%, 09/19/21 (b)	303,000	292,666
2.49%, 09/19/23 (b)	303,000	289,607
Devon Energy Corp.
5.00%, 06/15/45	156,000	156,477
5.85%, 12/15/25	143,000	164,008
Dexia Credit Local S.A.
2.25%, 01/30/19 (b)	869,000	872,294
Diageo Investment Corp.
2.88%, 05/11/22	198,000	201,560
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (b)	385,000	394,687
4.42%, 06/15/21 (b)	233,000	243,636
6.02%, 06/15/26 (b)	124,000	135,436
8.35%, 07/15/46 (b)	75,000	97,310
Discover Bank
3.10%, 06/04/20	298,000	303,958
Dollar General Corp.
1.88%, 04/15/18	425,000	425,380
Dominion Resources Inc.
3.63%, 12/01/24	124,000	124,601
DTE Energy Co.
2.85%, 10/01/26	151,000	141,271
Duke Energy Corp.
3.75%, 09/01/46	100,000	90,116
Duke Energy Progress LLC
4.15%, 12/01/44	130,000	131,972
Eastman Chemical Co.
3.60%, 08/15/22	86,000	88,660
Ecopetrol S.A.
5.88%, 05/28/45	237,000	216,488

	Principal Amount ($) or Shares	Fair Value $
Electricite de France S.A.
2.15%, 01/22/19 (b)	392,000	392,422
Eli Lilly & Co.
3.70%, 03/01/45	42,000	40,207
Embraer Netherlands Finance BV
5.40%, 02/01/27	253,000	260,964
Emera US Finance LP
3.55%, 06/15/26	103,000	101,241
4.75%, 06/15/46	50,000	50,438
Enable Midstream Partners LP
4.40%, 03/15/27	365,000	362,236
Enbridge Energy Partners LP
5.50%, 09/15/40	45,000	44,825
Encana Corp.
3.90%, 11/15/21	230,000	234,951
Energy Transfer Equity LP
5.88%, 01/15/24	610,000	648,125
Energy Transfer Partners LP
4.20%, 04/15/27	216,000	213,382
5.30%, 04/15/47	117,000	112,309
6.50%, 02/01/42	213,000	229,890
Entergy Louisiana LLC
3.05%, 06/01/31	151,000	143,055
Enterprise Products Operating LLC
3.95%, 02/15/27	308,000	314,022
EOG Resources Inc.
4.15%, 01/15/26	225,000	235,032
ERP Operating LP
4.50%, 07/01/44	85,000	86,671
Exelon Corp.
3.50%, 06/01/22	270,000	272,461
4.45%, 04/15/46	220,000	217,903
Express Scripts Holding Co.
3.40%, 03/01/27	230,000	216,600
4.80%, 07/15/46	74,000	70,865
Exxon Mobil Corp.
2.22%, 03/01/21	180,000	180,332
3.04%, 03/01/26	114,000	113,975
FedEx Corp.
4.10%, 02/01/45	2,000	1,860
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	100,000	100,215
Five Corners Funding Trust
4.42%, 11/15/23 (b)	465,000	494,276
Florida Power & Light Co.
4.13%, 02/01/42	134,000	138,491
Ford Motor Co.
4.35%, 12/08/26	484,000	492,783
Ford Motor Credit Company LLC
3.22%, 01/09/22	455,000	457,733
Frontier Communications Corp.
7.13%, 03/15/19	407,000	429,385
11.00%, 09/15/25	265,000	256,884

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Income Fund	69

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

General Dynamics Corp.
2.13%, 08/15/26	150,000	138,744
General Motors Co.
5.20%, 04/01/45	43,000	42,264
General Motors Financial Company Inc.
3.15%, 01/15/20	280,000	284,765
3.20%, 07/13/20	213,000	216,641
5.25%, 03/01/26	235,000	252,463
Georgia-Pacific LLC
3.60%, 03/01/25 (b)	58,000	59,233
Gilead Sciences Inc.
1.95%, 03/01/22	150,000	145,201
3.65%, 03/01/26	220,000	221,706
4.15%, 03/01/47	95,000	88,275
4.80%, 04/01/44	97,000	99,769
Glencore Finance Canada Ltd.
5.55%, 10/25/42 (b)	63,000	65,640
Glencore Funding LLC
4.00%, 03/27/27 (b)	385,000	379,788
Great Plains Energy Inc.
3.15%, 04/01/22	384,000	387,814
3.90%, 04/01/27	270,000	272,219
4.85%, 04/01/47	192,000	196,775
Grupo Televisa SAB
5.00%, 05/13/45	209,000	190,528
Halliburton Co.
3.80%, 11/15/25	193,000	196,073
5.00%, 11/15/45	128,000	134,439
HCA Inc.
6.50%, 02/15/20	5,000	5,472
Hess Corp.
4.30%, 04/01/27	124,000	122,090
5.60%, 02/15/41	102,000	102,133
5.80%, 04/01/47	75,000	77,953
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	75,000	77,392
Honeywell International Inc.
1.40%, 10/30/19	150,000	148,846
HSBC Holdings PLC
2.65%, 01/05/22	200,000	197,266
4.25%, 03/14/24	248,000	251,056
4.38%, 11/23/26	200,000	201,531
HSBC Holdings PLC 1.06% + 3 month USD LIBOR
3.26%, 03/13/23 (h)	400,000	401,935
HSBC Holdings PLC 1.55% + 3 month USD LIBOR
4.04%, 03/13/28 (h)	220,000	222,356
HSBC USA Inc.
2.35%, 03/05/20	501,000	502,738
Hyundai Capital America
2.13%, 10/02/17 (b)	207,000	207,322

	Principal Amount ($) or Shares	Fair Value $
Illinois Tool Works Inc.
3.50%, 03/01/24	204,000	211,751
Ingersoll-Rand Luxembourg Finance S.A.
3.55%, 11/01/24	279,000	283,124
Ingles Markets Inc.
5.75%, 06/15/23	554,000	558,155
Intel Corp.
2.60%, 05/19/26	176,000	168,815
International Business Machines Corp.
3.30%, 01/27/27	103,000	103,652
3.63%, 02/12/24	185,000	193,863
International Paper Co.
4.40%, 08/15/47	165,000	155,713
Interstate Power & Light Co.
3.40%, 08/15/25	100,000	100,158
JB Poindexter & Company Inc.
9.00%, 04/01/22 (b)	120,000	125,700
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%, 06/15/25 (b)	224,000	226,240
Jefferies Group LLC
5.13%, 01/20/23	121,000	130,010
6.50%, 01/20/43	132,000	143,151
Johnson & Johnson
3.63%, 03/03/37	176,000	174,830
JPMorgan Chase & Co.
2.55%, 10/29/20 (l)	180,000	180,778
3.30%, 04/01/26 (l)	242,000	237,233
3.63%, 12/01/27 (l)	140,000	136,197
JPMorgan Chase & Co. 1.34% + 3 month USD LIBOR
3.78%, 02/01/28 (h)(l)	165,000	166,527
JPMorgan Chase & Co. 3.33% + 3 month USD LIBOR
6.10%, 10/29/49 (h)(l)	480,000	507,240
KB Home
7.00%, 12/15/21	389,000	429,724
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	139,000	136,786
6.38%, 03/01/41	100,000	108,628
Kinder Morgan Inc.
3.05%, 12/01/19	94,000	95,573
5.05%, 02/15/46	100,000	97,045
5.55%, 06/01/45	128,000	131,230
Kraft Heinz Foods Co.
3.00%, 06/01/26	41,000	38,525
4.38%, 06/01/46	118,000	110,268
Kreditanstalt fuer Wiederaufbau
4.50%, 07/16/18	169,000	175,745
L Brands Inc.
5.63%, 02/15/22	175,000	183,531

See Notes to Schedules of Investments and Notes to Financial Statements.

70	State Street Institutional Income Fund

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Lee Enterprises Inc.
9.50%, 03/15/22 (b)	353,000	370,491
Lennar Corp.
4.50%, 11/15/19	268,000	275,705
4.75%, 05/30/25	176,000	176,440
Levi Strauss & Co.
5.00%, 05/01/25	262,000	268,602
Lincoln National Corp.
3.63%, 12/12/26	220,000	219,071
Lloyds Banking Group PLC
3.75%, 01/11/27	450,000	442,334
Lockheed Martin Corp.
3.55%, 01/15/26	107,000	108,614
3.80%, 03/01/45	88,000	82,351
4.70%, 05/15/46	96,000	103,952
Lowe’s Companies Inc.
3.70%, 04/15/46	120,000	111,373
LYB International Finance BV
4.88%, 03/15/44	76,000	78,937
LYB International Finance II BV
3.50%, 03/02/27	216,000	211,951
Macy’s Retail Holdings Inc.
4.30%, 02/15/43	100,000	79,228
Marathon Oil Corp.
3.85%, 06/01/25	126,000	123,864
5.90%, 03/15/18	126,000	130,435
6.00%, 10/01/17	494,000	504,793
Marathon Petroleum Corp.
3.63%, 09/15/24	175,000	172,277
Marsh & McLennan Companies Inc.
3.50%, 03/10/25	196,000	198,679
Masco Corp.
4.38%, 04/01/26	51,000	53,000
McDonald’s Corp.
3.70%, 01/30/26	199,000	203,517
4.88%, 12/09/45	98,000	104,203
Medtronic Inc.
3.50%, 03/15/25	33,000	33,746
4.63%, 03/15/45	131,000	140,707
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	165,000	162,578
Merck & Company Inc.
2.75%, 02/10/25	225,000	222,096
MetLife Inc.
4.72%, 12/15/44	121,000	128,216
MGM Resorts International
4.63%, 09/01/26 (l)	252,000	244,440
5.25%, 03/31/20 (l)	267,000	281,017
6.63%, 12/15/21 (l)	438,000	485,085
Microsoft Corp.
1.55%, 08/08/21 (l)	229,000	223,261
2.40%, 08/08/26 (l)	199,000	188,157

	Principal Amount ($) or Shares	Fair Value $
3.45%, 08/08/36 (l)	150,000	142,157
3.70%, 08/08/46 (l)	150,000	140,508
4.00%, 02/12/55 (l)	225,000	212,393
4.10%, 02/06/37 (l)	125,000	128,530
4.25%, 02/06/47 (l)	230,000	235,688
Mizuho Bank Ltd.
2.45%, 04/16/19 (b)	523,000	525,607
Mizuho Financial Group Inc.
2.63%, 04/12/21 (b)	231,000	229,218
Molson Coors Brewing Co.
2.10%, 07/15/21	331,000	323,526
3.00%, 07/15/26	187,000	177,806
4.20%, 07/15/46	105,000	98,294
Monsanto Co.
4.70%, 07/15/64	48,000	44,892
Morgan Stanley
2.45%, 02/01/19 (l)	225,000	227,069
2.63%, 11/17/21 (l)	244,000	242,068
2.65%, 01/27/20 (l)	90,000	90,849
3.70%, 10/23/24 (l)	89,000	90,279
3.95%, 04/23/27 (l)	397,000	393,091
4.10%, 05/22/23 (l)	225,000	232,346
Morgan Stanley 1.40% + 3 month USD LIBOR
2.44%, 10/24/23 (h)(l)	467,000	476,910
MPLX LP
4.13%, 03/01/27	233,000	231,664
5.20%, 03/01/47	75,000	75,449
National Retail Properties Inc.
4.00%, 11/15/25	205,000	209,034
NCL Corporation Ltd.
4.63%, 11/15/20 (b)	220,000	224,675
4.75%, 12/15/21 (b)	167,000	169,505
Newell Brands Inc.
3.85%, 04/01/23	237,000	245,307
4.20%, 04/01/26	157,000	163,381
5.50%, 04/01/46	100,000	113,624
Newmont Mining Corp.
4.88%, 03/15/42	163,000	163,787
Nexen Energy ULC
6.40%, 05/15/37	87,000	107,848
Noble Energy Inc.
3.90%, 11/15/24	236,000	239,079
Northern States Power Co.
2.20%, 08/15/20	427,000	428,291
Northrop Grumman Corp.
3.85%, 04/15/45	50,000	47,055
Novartis Capital Corp.
4.00%, 11/20/45	29,000	29,126
NRG Energy Inc.
6.25%, 07/15/22	227,000	232,108
Nucor Corp.
4.13%, 09/15/22	101,000	108,326

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Income Fund	71

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Occidental Petroleum Corp.
4.10%, 02/15/47	75,000	72,359
Omnicom Group Inc.
3.63%, 05/01/22	187,000	193,422
Oracle Corp.
1.90%, 09/15/21	150,000	147,433
2.40%, 09/15/23	171,000	166,166
2.65%, 07/15/26	150,000	142,816
4.00%, 07/15/46	150,000	143,058
4.13%, 05/15/45	86,000	83,641
Owens-Brockway Glass Container Inc.
6.38%, 08/15/25 (b)	300,000	320,625
Pacific Gas & Electric Co.
3.40%, 08/15/24	640,000	651,567
PacifiCorp
6.25%, 10/15/37	258,000	334,010
Parker-Hannifin Corp.
3.25%, 03/01/27 (b)	485,000	483,031
PepsiCo Inc.
3.45%, 10/06/46	93,000	84,116
4.25%, 10/22/44	127,000	130,766
Perrigo Company PLC
2.30%, 11/08/18	497,000	499,420
Perrigo Finance Unlimited Co.
3.50%, 03/15/21	254,000	258,933
3.90%, 12/15/24	250,000	249,113
Petroleos Mexicanos
4.50%, 01/23/26	453,000	434,200
5.38%, 03/13/22 (b)	250,000	262,738
5.63%, 01/23/46	94,000	83,707
6.38%, 01/23/45	125,000	121,888
6.50%, 03/13/27 (b)	250,000	268,938
6.75%, 09/21/47	200,000	203,022
PetSmart Inc.
7.13%, 03/15/23 (b)(l)	652,000	619,400
Pfizer Inc.
3.00%, 12/15/26	206,000	203,947
4.13%, 12/15/46	125,000	125,071
4.40%, 05/15/44	62,000	64,718
Philip Morris International Inc.
4.13%, 03/04/43	214,000	206,097
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44	202,000	182,761
Potash Corporation of Saskatchewan Inc.
4.00%, 12/15/26	252,000	257,961
PPL Capital Funding Inc.
3.10%, 05/15/26	355,000	340,922
Precision Castparts Corp.
4.38%, 06/15/45	128,000	134,236

	Principal Amount ($) or Shares	Fair Value $
Prologis LP
3.75%, 11/01/25	205,000	209,471
Prudential Financial Inc. 3.03% + 3 month USD LIBOR
5.38%, 05/15/45 (h)	204,000	213,486
PulteGroup Inc.
4.25%, 03/01/21	130,000	133,575
5.50%, 03/01/26	390,000	403,650
QUALCOMM Inc.
4.80%, 05/20/45	62,000	64,652
Realty Income Corp.
3.00%, 01/15/27	330,000	309,493
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	174,000	178,520
Reynolds American Inc.
4.45%, 06/12/25	262,000	275,758
5.85%, 08/15/45	63,000	74,040
Rio Tinto Finance USA PLC
4.13%, 08/21/42	116,000	115,282
Rockwell Collins Inc.
2.80%, 03/15/22 (c)	385,000	385,893
3.20%, 03/15/24 (c)	385,000	384,162
3.50%, 03/15/27 (c)	257,000	257,080
4.35%, 04/15/47 (c)	95,000	94,964
Rogers Communications Inc.
5.00%, 03/15/44	86,000	92,388
Royal Bank of Canada
1.20%, 09/19/17	717,000	716,728
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	248,000	244,384
RPM International Inc.
3.75%, 03/15/27	330,000	329,797
Ryder System Inc.
2.45%, 09/03/19	325,000	326,672
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (b)	482,000	474,689
Santander Holdings USA Inc.
3.70%, 03/28/22 (b)	350,000	350,481
Santander UK Group Holdings PLC
4.75%, 09/15/25 (b)	200,000	199,565
Schlumberger Holdings Corp.
3.00%, 12/21/20 (b)	95,000	97,126
Shell International Finance BV
2.88%, 05/10/26	231,000	224,587
3.75%, 09/12/46	78,000	71,706
4.13%, 05/11/35	115,000	116,000
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21	230,000	225,236
2.88%, 09/23/23	36,000	34,924
3.20%, 09/23/26	230,000	219,618

See Notes to Schedules of Investments and Notes to Financial Statements.

72	State Street Institutional Income Fund

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Siemens Financieringsmaatschappij N.V.
3.40%, 03/16/27 (b)	395,000	398,459
Sinclair Television Group Inc.
5.38%, 04/01/21	459,000	469,327
Smithfield Foods Inc.
2.70%, 01/31/20 (b)	100,000	99,930
4.25%, 02/01/27 (b)	253,000	255,975
Southern California Edison Co.
2.40%, 02/01/22	170,000	169,319
Southern Copper Corp.
5.88%, 04/23/45	100,000	104,182
Spectra Energy Partners LP
3.38%, 10/15/26	124,000	118,025
4.50%, 03/15/45	50,000	46,698
Standard Industries Inc.
5.38%, 11/15/24 (b)(l)	525,000	531,888
Statoil ASA
3.95%, 05/15/43	107,000	103,456
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	260,000	259,949
1.95%, 07/23/18	360,000	360,646
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20	175,000	176,750
6.25%, 04/15/21	125,000	127,813
SUPERVALU Inc.
6.75%, 06/01/21	441,000	438,795
T-Mobile USA Inc.
6.63%, 04/01/23	272,000	290,273
Tampa Electric Co.
4.35%, 05/15/44	209,000	207,122
Target Corp.
2.50%, 04/15/26	235,000	219,600
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (b)	123,000	133,066
TEGNA Inc.
5.50%, 09/15/24 (b)	113,000	115,684
Telecom Italia S.p.A.
5.30%, 05/30/24 (b)	392,000	396,410
Telefonica Emisiones SAU
4.10%, 03/08/27	339,000	341,198
Tenet Healthcare Corp.
4.75%, 06/01/20	160,000	163,472
6.00%, 10/01/20	424,000	448,380
Tesoro Corp.
4.75%, 12/15/23 (b)	378,000	390,130
5.13%, 12/15/26 (b)	188,000	197,212
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	150,000	138,212
4.10%, 10/01/46	63,000	54,252

	Principal Amount ($) or Shares	Fair Value $
The Allstate Corp.
3.28%, 12/15/26 (l)	167,000	167,654
4.20%, 12/15/46 (l)	101,000	102,083
The Allstate Corp. 2.94% + 3 month USD LIBOR
5.75%, 08/15/53 (h)(l)	230,000	246,813
The Bank of New York Mellon Corp. 1.07% + 3 month USD LIBOR
3.44%, 02/07/28 (h)(l)	236,000	237,768
The Bank of New York Mellon Corp. 3.13% + 3 month USD LIBOR
4.63%, 12/29/49 (h)(l)	500,000	480,000
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%, 03/10/19 (b)(l)	400,000	401,129
The Dow Chemical Co.
4.25%, 10/01/34	218,000	217,175
The Estee Lauder Companies Inc.
3.15%, 03/15/27	330,000	328,726
The Goldman Sachs Group Inc.
2.35%, 11/15/21 (l)	239,000	234,222
2.38%, 01/22/18 (l)	315,000	316,729
2.63%, 01/31/19 (l)	130,000	131,456
2.63%, 04/25/21	274,000	273,224
2.90%, 07/19/18 (l)	286,000	289,549
3.85%, 01/26/27 (l)	332,000	333,517
4.25%, 10/21/25	72,000	73,383
4.80%, 07/08/44	188,000	198,805
5.15%, 05/22/45	204,000	213,927
The Home Depot Inc.
3.35%, 09/15/25	279,000	286,907
3.50%, 09/15/56	177,000	154,077
The Korea Development Bank
3.38%, 09/16/25	211,000	214,712
The Kroger Co.
2.95%, 11/01/21	279,000	280,664
The Mosaic Co.
5.63%, 11/15/43	50,000	51,469
The Nielsen Company Luxembourg Sarl
5.00%, 02/01/25 (b)	250,000	249,063
The ServiceMaster Company LLC
5.13%, 11/15/24 (b)	63,000	64,575
The Southern Co.
3.25%, 07/01/26	28,000	26,709
4.40%, 07/01/46	92,000	87,907
The Southern Co. 3.63% + 3 month USD LIBOR
5.50%, 03/15/57 (h)	252,000	259,978
The Toronto-Dominion Bank 2.21% + USD 5 Year Swap Rate
3.63%, 09/15/31 (h)	140,000	137,095

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Income Fund	73

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

The Walt Disney Co.
4.13%, 06/01/44	52,000	53,533
Time Inc.
5.75%, 04/15/22 (b)	443,000	460,720
Time Warner Cable LLC
4.50%, 09/15/42	43,000	39,054
6.55%, 05/01/37	127,000	145,599
Time Warner Inc.
3.80%, 02/15/27	222,000	219,555
5.35%, 12/15/43	193,000	197,983
TransCanada PipeLines Ltd.
4.88%, 01/15/26	56,000	62,100
Tyco Electronics Group S.A.
2.35%, 08/01/19	401,000	403,297
Tyson Foods Inc.
2.65%, 08/15/19	71,000	71,775
U.S. Bancorp 3.49% + 3 month USD LIBOR
5.13%, 12/29/49 (h)	427,000	447,282
UBS Group Funding Jersey Ltd.
2.95%, 09/24/20 (b)	200,000	201,306
United Technologies Corp.
2.65%, 11/01/26	200,000	192,769
3.75%, 11/01/46	88,000	82,594
UnitedHealth Group Inc.
4.75%, 07/15/45	103,000	112,843
Universal Health Services Inc.
5.00%, 06/01/26 (b)	257,000	264,068
Vale Overseas Ltd.
4.38%, 01/11/22	127,000	129,108
5.88%, 06/10/21	255,000	273,263
6.25%, 08/10/26	351,000	381,274
6.88%, 11/10/39	75,000	80,205
Ventas Realty LP
3.25%, 10/15/26	240,000	227,703
Verizon Communications Inc.
2.63%, 08/15/26 (l)	76,000	69,391
4.13%, 03/16/27	390,000	396,692
4.40%, 11/01/34 (l)	113,000	106,907
4.67%, 03/15/55 (l)	150,000	134,039
4.86%, 08/21/46 (l)	214,000	205,797
5.05%, 03/15/34 (l)	365,000	370,821
5.15%, 09/15/23 (l)	236,000	259,014
5.25%, 03/16/37	271,000	279,911
Viacom Inc.
2.25%, 02/04/22	230,000	221,121
3.45%, 10/04/26	229,000	217,329
Videotron Ltd.
5.13%, 04/15/27 (b)(c)	18,000	18,000
Virgin Media Finance PLC
5.75%, 01/15/25 (b)	439,000	440,097
Virginia Electric & Power Co.
4.00%, 11/15/46	150,000	147,498

	Principal Amount ($) or Shares	Fair Value $
Visa Inc.
3.15%, 12/14/25	199,000	199,668
4.30%, 12/14/45	141,000	147,999
Volkswagen Group of America Finance LLC 0.44% + 3 month USD LIBOR
1.49%, 11/20/17 (b)(h)	211,000	211,134
W.R. Grace & Co.
5.13%, 10/01/21 (b)	165,000	173,250
5.63%, 10/01/24 (b)	438,000	461,542
Wabtec Corp.
3.45%, 11/15/26 (b)	231,000	224,610
Walgreens Boots Alliance Inc.
4.65%, 06/01/46	76,000	75,589
WEC Energy Group Inc.
3.55%, 06/15/25	202,000	205,750
WellCare Health Plans Inc.
5.25%, 04/01/25	202,000	208,313
Wells Fargo & Co.
3.07%, 01/24/23 (l)	229,000	229,981
3.90%, 05/01/45 (l)	96,000	91,887
4.75%, 12/07/46 (l)	242,000	247,379
Wells Fargo & Co. 3.11% + 3 month USD LIBOR
5.90%, 12/29/49 (h)	281,000	293,392
Wells Fargo & Co. 3.99% + 3 month USD LIBOR
5.88%, 12/29/49 (h)(l)	297,000	320,149
Western Digital Corp.
7.38%, 04/01/23 (b)	65,000	71,256
Westlake Chemical Corp.
3.60%, 08/15/26 (b)	225,000	220,322
5.00%, 08/15/46 (b)	50,000	51,327
Williams Partners LP
3.90%, 01/15/25	383,000	382,455
4.90%, 01/15/45	77,000	74,091
5.40%, 03/04/44	43,000	43,855
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (l)	126,000	129,790
Windstream Services LLC
6.38%, 08/01/23	409,000	362,987
WPP Finance 2010
3.75%, 09/19/24	405,000	410,553
XLIT Ltd.
5.25%, 12/15/43	174,000	186,344
XPO Logistics Inc.
6.50%, 06/15/22 (b)	386,000	405,300
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	213,000	210,597

		110,475,751

See Notes to Schedules of Investments and Notes to Financial Statements.

74	State Street Institutional Income Fund

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Non-Agency Collateralized Mortgage Obligations - 5.7%
American Tower Trust I (REIT)
1.55%, 03/15/43 (b)	644,000	642,451
Banc of America Commercial Mortgage Trust 2007-1
5.48%, 01/15/49 (h)	212,195	211,902
Banc of America Commercial Mortgage Trust 2007-4
5.89%, 02/10/51 (h)	20,630	20,763
Banc of America Commercial Mortgage Trust 2008-1
6.23%, 02/10/51 (h)	120,241	122,120
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.28%, 11/10/42 (h)	6,561	6,553
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%, 06/11/50 (h)	190,000	194,063
CFCRE Commercial Mortgage Trust 2016-C7
3.84%, 12/10/54	397,796	409,379
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%, 09/10/58	206,012	147,644
Citigroup Commercial Mortgage Trust 2016-P5
2.94%, 10/10/49	408,463	397,016
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/49 (h)	1,764,803	1,825,325
4.03%, 12/10/49 (h)	345,016	357,110
COMM 2013-CR12 Mortgage Trust
5.08%, 10/10/46 (b)(h)	100,000	88,853
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (b)(h)	175,000	188,030
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (h)	245,000	263,319
COMM 2014-CR19 Mortgage Trust
4.72%, 08/10/47 (b)(h)	413,823	335,878
COMM 2015-PC1 Mortgage Trust
4.44%, 07/10/50 (h)	185,864	184,600
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%, 06/15/57 (h)	133,000	96,071
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%, 08/15/48 (h)	247,064	180,295
GS Mortgage Securities Trust 2011-GC5
3.00%, 08/10/44	3,613	3,611

	Principal Amount ($) or Shares	Fair Value $
GS Mortgage Securities Trust 2015-GC28
1.15%, 02/10/48 (g)(h)	2,819,463	166,140
GS Mortgage Securities Trust 2015-GC34
2.98%, 10/10/48	166,148	120,480
GS Mortgage Securities Trust 2016-GS3
3.40%, 10/10/49 (h)	417,000	402,423
GS Mortgage Securities Trust 2017-GS5
3.67%, 03/10/50	830,046	857,980
GS Mortgage Securities Trust II 2012-GCJ9
2.28%, 11/10/45 (g)(h)	930,584	70,019
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.81%, 12/15/47 (g)(h)	1,098,429	70,297
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%, 07/15/45 (h)	125,000	130,623
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%, 01/15/47 (b)(h)	180,876	166,154
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%, 02/15/47 (b)(h)	197,705	169,404
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%, 05/15/48 (h)	132,595	100,292
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%, 03/15/50	768,541	792,976
LB-UBS Commercial Mortgage Trust 2004-C8
0.42%, 12/15/39 (b)(g)(h)	77,820	185
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%, 07/15/40 (h)	269,803	273,315
6.11%, 07/15/40 (b)	530,000	530,019
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (g)	6,984	80
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%, 10/15/47 (b)	835,411	568,751
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.40%, 02/15/48 (g)(h)	3,193,620	233,278
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.97%, 03/15/48 (g)(h)	3,854,263	215,728

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Income Fund	75

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%, 01/15/49 (b)	267,259	188,521
Morgan Stanley Capital I Trust 2006-IQ11
6.30%, 10/15/42 (h)	270,000	266,085
Morgan Stanley Capital I Trust 2006-T21
5.27%, 10/12/52 (h)	46,737	46,704
Morgan Stanley Capital I Trust 2007-IQ16
6.06%, 12/12/49 (h)	190,000	194,143
Morgan Stanley Capital I Trust 2008-T29
6.30%, 01/11/43 (h)	250,000	255,961
Morgan Stanley Capital I Trust 2016-UBS9
1.25%, 03/15/49 (g)(h)	4,728,765	359,929
Wells Fargo Commercial Mortgage Trust 2015-C26
1.30%, 02/15/48 (g)(h)	3,168,003	234,890
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%, 09/15/58 (h)	206,161	167,584
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%, 03/15/59 (b)	281,063	200,135
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%, 03/15/50	483,093	495,170
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%, 03/25/36 **	18,146	—
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46	240,000	254,568
WFRBS Commercial Mortgage Trust 2014-C19
4.23%, 03/15/47 (b)	412,226	345,436
WFRBS Commercial Mortgage Trust 2014-C22
3.91%, 09/15/57 (b)(h)	532,045	403,401
WFRBS Commercial Mortgage Trust 2014-C24
3.69%, 11/15/47 (b)	784,992	494,721
WFRBS Commercial Mortgage Trust 2014-C25
3.80%, 11/15/47 (b)(h)	95,000	68,263
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (h)	544,000	576,473
4.59%, 03/15/47 (b)(h)	582,134	472,949

	Principal Amount ($) or Shares	Fair Value $
WFRBS Commercial Mortgage Trust 2015-C31
3.85%, 11/15/48	102,974	74,924

		15,642,984

Sovereign Bonds - 1.2%
Government of Colombia
2.63%, 03/15/23	327,000	314,329
5.00%, 06/15/45	200,000	200,600
Government of Mexico
3.60%, 01/30/25	336,000	335,160
4.00%, 10/02/23	130,000	133,900
4.75%, 03/08/44	304,000	295,640
Government of Oman
3.88%, 03/08/22 (b)	495,000	500,495
5.38%, 03/08/27 (b)	343,000	358,435
6.50%, 03/08/47 (b)	200,000	211,000
Government of Panama
4.00%, 09/22/24	203,000	211,881
Government of Peru
5.63%, 11/18/50	144,000	171,540
Government of Philippines
3.95%, 01/20/40	200,000	205,620
Government of South Africa
4.30%, 10/12/28	201,000	188,657
Government of Uruguay
5.10%, 06/18/50	150,818	145,162

		3,272,419

Municipal Bonds and Notes - 0.7%
American Municipal Power Inc.
6.27%, 02/15/50	220,000	263,621
Municipal Electric Authority of Georgia
6.64%, 04/01/57	286,000	321,052
Port Authority of New York & New Jersey
4.46%, 10/01/62	475,000	500,550
South Carolina State Public Service Authority
6.45%, 01/01/50	185,000	204,862
State of California
5.70%, 11/01/21	290,000	330,255
State of Illinois
5.10%, 06/01/33	130,000	118,615

		1,738,955

FNMA (TBA) - 0.0%*
Lehman
5.50%, TBA (j)(k)	206,627	6,529

Total Bonds and Notes (Cost $270,580,627)		271,840,662

See Notes to Schedules of Investments and Notes to Financial Statements.

76	State Street Institutional Income Fund

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $326,100) (h)	13,044	346,970

Total Investments in Securities (Cost $270,906,727)		272,187,632

	Principal Amount ($) or Shares	Fair Value $
Short-Term Investments - 9.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.66% (Cost $25,296,382) (d)(m)	25,296,382	25,296,382

Total Investments (Cost $296,203,109)		297,484,014

Liabilities in Excess of Other Assets, net - (8.3)%		(22,687,493)

NET ASSETS - 100.0%		274,796,521

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

Markit CDX North America High Yield Index	CME Group Inc.	$4,903	5.00%	12/20/21	$(396,007)	$(199,123)	$(196,884)
Markit CDX North America Investment Grade Index	CME Group Inc.	$7,212	1.00%	06/20/22	$(121,807)	$(113,183)	$(8,624)

							$(205,508)

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)

5 Yr. U.S. Treasury Notes Futures	June 2017	115	$13,538,555	$(20,445)
10 Yr. U.S. Treasury Notes Futures	June 2017	257	32,012,562	121,192

				$100,747

The Fund had the following short futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)

U.S. Long Bond Futures	June 2017	62	$(9,352,313)	$(3,163)
Ultra Long-Term U.S. Treasury Bond Futures	June 2017	13	(2,088,125)	2,765
2 Yr. U.S. Treasury Notes Futures	June 2017	2	(432,906)	(347)
10 Yr. U.S. Treasury Ultra Futures	June 2017	64	(8,569,000)	(76,728)

				$(77,473)

				$23,274

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Income Fund	77

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/ Interest Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	29,678,865	$29,678,865	76,672,319	81,054,802	25,296,382	$25,296,382	$68,131

		$29,678,865				$25,296,382	$68,131

See Notes to Schedules of Investments and Notes to Financial Statements.

78	State Street Institutional Income Fund

State Street Institutional Funds

Notes to Schedule of Investments — March 31, 2017 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to $21,022,491 or 2.78%, and $27,340,658 or 9.95% of the net assets of the State Street Institutional Strategic Investment Fund and State Street Institutional Income Fund, respectively. These securities have been determined to be liquid using procedures established by State Street Institutional Funds’ Board of Trustees (the “Board”).
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(d)	Coupon amount represents effective yield.
(e)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017.
(i)	Step coupon bond.
(j)	Security is in default.
(k)	Security is fair valued by the valuation committee, in accordance with the procedures approved by the Board.
(l)	At March 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
(m)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2017.
*	Less than 0.05%.
**	Less than $0.50
***	Less than 0.005%.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LIBOR - London Interbank Offerred Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SPDR - Standard and Poor’s Depositary Receipt

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

Notes to Schedule of Investments	79

State Street Institutional U.S. Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/17†		9/30/16	9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date	—		—	—	—		—		11/25/97
Net asset value, beginning of period	$13.50		$14.46	$17.32	$15.59		$12.90		$10.07

Income/(loss) from investment operations:
Net investment income	0.09	*	0.21 *	0.21 *	0.22	*	0.22	*	0.16	*
Net realized and unrealized gains/(losses) on investments	1.26	*	1.52 *	(0.65)*	2.60	*	2.67	*	2.80	*

Total income/(loss) from investment operations	1.35		1.73	(0.44)	2.82		2.89		2.96

Less distributions from:
Net investment income	0.21		0.24	0.25	0.22		0.20		0.13
Net realized gains	0.68		2.45	2.17	0.87		—		—

Total distributions	0.89		2.69	2.42	1.09		0.20		0.13

Net asset value, end of period	$13.96		$13.50	$14.46	$17.32		$15.59		$12.90

Total return(a)	10.45%		13.29%	(3.57)%	18.88%		22.76%		29.68%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$628,920		$603,060	$615,024	$836,752		$767,603		$658,065

Ratios to average net assets:
Net expenses	0.37	%***	0.37%	0.37%	0.36	%(b)	0.36	%(b)	0.36	%(b)
Gross expenses	0.37	%***	0.37%	0.37%	0.36%		0.36%		0.37%
Net investment income	1.38	%***	1.61%	1.32%	1.36%		1.60%		1.39%
Portfolio turnover rate	54%		43%	41%	38%		37%		71%

	Service Class
	3/31/17†		9/30/16	9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date									1/3/01
Net asset value, beginning of period	$14.18		$15.06	$17.95	$15.96		$13.12		$10.24

Income/(loss) from investment operations:
Net investment income	0.08	*	0.19 *	0.18 *	0.19	*	0.18	*	0.14	*
Net realized and unrealized gains/(losses) on investments	1.33	*	1.58 *	(0.69)*	2.67	*	2.83	*	2.84	*

Total income/(loss) from investment operations	1.41		1.77	(0.51)	2.86		3.01		2.98

Less distributions from:
Net investment income	0.17		0.20	0.21	—		0.17		0.10
Net realized gains	0.68		2.45	2.17	0.87		—		—

Total distributions	0.85		2.65	2.38	0.87		0.17		0.10

Net asset value, end of period	$14.74		$14.18	$15.06	$17.95		$15.96		$13.12

Total return(a)	10.36%		12.96%	(3.83)%	18.55%		23.23%		29.33%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$105		$95	$104	$117		$84		$3,133

Ratios to average net assets:
Net expenses	0.62	%***	0.62%	0.62%	0.61	%(b)	0.61	%(b)	0.61	%(b)
Gross expenses	0.62	%***	0.62%	0.62%	0.61%		0.61%		0.62%
Net investment income	1.13	%***	1.35%	1.07%	1.11%		1.33%		1.14%
Portfolio turnover rate	54%		43%	41%	38%		37%		71%

See Notes to Financial Highlights and Notes to Financial Statements

80	Financial Highlights

State Street Institutional S&P 500 Index Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/17†		9/30/16	9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date	—		—	—	—		—		11/25/97
Net asset value, beginning of period	$20.69		$18.34	$18.84	$16.01		$13.71		$10.91

Income/(loss) from investment operations:
Net investment income	0.21	*	0.39 *	0.37 *	0.32	*	0.30	*	0.26	*
Net realized and unrealized gains/(losses) on investments	1.85	*	2.37 *	(0.48)*	2.76	*	2.27	*	2.95	*

Total income/(loss) from investment operations	2.06		2.76	(0.11)	3.08		2.57		3.21

Less distributions from:
Net investment income	0.41		0.41	0.39	0.25		0.27		0.41

Total distributions	0.41		0.41	0.39	0.25		0.27		0.41

Net asset value, end of period	$22.34		$20.69	$18.34	$18.84		$16.01		$13.71

Total return(a)	10.05%		15.21%	(0.68)%	19.54%		19.11%		30.07%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$9,398		$8,875	$20,017	$32,326		$42,753		$31,997

Ratios to average net assets:
Net expenses	0.16	%***	0.16%	0.16%	0.19	%(b)	0.15	%(b)	0.15	%(b)
Gross expenses	0.16	%***	0.16%	0.16%	0.19%		0.15%		0.16%
Net investment income	1.99	%***	2.02%	1.91%	1.79%		2.05%		2.03%
Portfolio turnover rate	8%		12%	7%	16%		2%		11%

	Service Class
	3/31/17†		9/30/16	9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date									9/30/05
Net asset value, beginning of period	$21.09		$18.69	$19.20	$16.31		$13.97		$10.86

Income/(loss) from investment operations:
Net investment income	0.19	*	0.36 *	0.33 *	0.28	*	0.27	*	0.22	*
Net realized and unrealized gains/(losses) on investments	1.90	*	2.40 *	(0.49)*	2.83	*	2.31	*	2.98	*

Total income/(loss) from investment operations	2.09		2.76	(0.16)	3.11		2.58		3.20

Less distributions from:
Net investment income	0.36		0.36	0.35	0.22		0.24		0.09

Total distributions	0.36		0.36	0.35	0.22		0.24		0.09

Net asset value, end of period	$22.82		$21.09	$18.69	$19.20		$16.31		$13.97

Total return(a)	9.99%		14.90%	(0.95)%	19.28%		18.81%		29.65%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$8,054		$7,360	$6,960	$7,150		$5,922		$4,496

Ratios to average net assets:
Net expenses	0.41	%***	0.41%	0.41%	0.44	%(b)	0.40	%(b)	0.40	%(b)
Gross expenses	0.41	%***	0.41%	0.41%	0.44%		0.40%		0.41%
Net investment income	1.74	%***	1.80%	1.65%	1.52%		1.80%		1.76%
Portfolio turnover rate	8%		12%	7%	16%		2%		11%

See Notes to Financial Highlights and Notes to Financial Statements

Financial Highlights	81

State Street Institutional U.S. Large-Cap Core Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/17†		9/30/16	9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date	—		—	—	—		—		2/2/00
Net asset value, beginning of period	$7.78		$8.85	$11.15	$11.64		$10.94		$8.76

Income/(loss) from investment operations:
Net investment income	0.05	*	0.13 *	0.18	0.17		0.21		0.18
Net realized and unrealized gains/(losses) on investments	0.82	*	0.75 *	(0.62)	1.73		1.94		2.25

Total income/(loss) from investment operations	0.87		0.88	(0.44)	1.90		2.15		2.43

Less distributions from:
Net investment income	0.28		0.18	0.16	0.15		0.25		0.14
Net realized gains	0.34		1.77	1.70	2.24		1.20		0.11

Total distributions	0.62		1.95	1.86	2.39		1.45		0.25

Net asset value, end of period	$8.03		$7.78	$8.85	$11.15		$11.64		$10.94

Total return(a)	11.69%		11.67%	(5.31)%	18.60%		22.84%		28.27%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$14,698		$52,332	$59,483	$95,740		$90,668		$185,990

Ratios to average net assets:
Net expenses	0.53	%***	0.49%	0.43%	0.43	%(b)	0.43	%(b)	0.39	%(b)
Gross expenses	0.53	%***	0.49%	0.43%	0.43%		0.43%		0.39%
Net investment income	1.24	%***	1.67%	1.44%	1.46%		1.78%		1.80%
Portfolio turnover rate	75%		54%	48%	45%		44%		83%

	Service Class
	3/31/17†		9/30/16	9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date									9/30/05
Net asset value, beginning of period	$7.71		$8.77	$11.06	$11.56		$10.87		$8.71

Income/(loss) from investment operations:
Net investment income	0.04	*	0.11 *	0.11	0.13		0.17		0.17
Net realized and unrealized gains/(losses) on investments	0.82	*	0.76 *	(0.57)	1.73		1.94		2.22

Total income/(loss) from investment operations	0.86		0.87	(0.46)	1.86		2.11		2.39

Less distributions from:
Net investment income	0.22		0.16	0.13	0.12		0.22		0.12
Net realized gains	0.34		1.77	1.70	2.24		1.20		0.11

Total distributions	0.56		1.93	1.83	2.36		1.42		0.23

Net asset value, end of period	$8.01		$7.71	$8.77	$11.06		$11.56		$10.87

Total return(a)	11.65%		11.58%	(5.51)%	18.32%		22.56%		27.88%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$801		$870	$4,117	$4,391		$3,583		$3,191

Ratios to average net assets:
Net expenses	0.79	%***	0.74%	0.68%	0.68	%(b)	0.68	%(b)	0.64	%(b)
Gross expenses	0.79	%***	0.74%	0.68%	0.68%		0.68%		0.64%
Net investment income	0.97	%***	1.49%	1.20%	1.21%		1.44%		1.55%
Portfolio turnover rate	75%		54%	48%	45%		44%		83%

See Notes to Financial Highlights and Notes to Financial Statements

82	Financial Highlights

State Street Institutional Premier Growth Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/17†		9/30/16	9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date	—		—	—	—		—		10/29/99
Net asset value, beginning of period	$14.23		$13.61	$14.96	$12.92		$10.83		$8.05

Income/(loss) from investment operations:
Net investment income	0.07	*	0.13 *	0.13 *	0.13	*	0.14	*	0.10	*
Net realized and unrealized gains/(losses) on investments	1.15	*	1.88 *	(0.11)*	2.38	*	2.09	*	2.77	*

Total income from investment operations	1.22		2.01	0.02	2.51		2.23		2.87

Less distributions from:
Net investment income	0.12		0.14	0.13	0.11		0.14		0.09
Net realized gains	1.15		1.25	1.24	0.36		—		—

Total distributions	1.27		1.39	1.37	0.47		0.14		0.09

Net asset value, end of period	$14.18		$14.23	$13.61	$14.96		$12.92		$10.83

Total return(a)	9.52%		15.25%	(0.47)%	19.80%		20.85%		35.95%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$351,369		$325,700	$334,227	$428,536		$369,286		$257,923

Ratios to average net assets:
Net expenses	0.38	%***	0.38%	0.38%	0.37	%(b)	0.38	%(b)	0.38	%(b)
Gross expenses	0.38	%***	0.38%	0.38%	0.37%		0.38%		0.38%
Net investment income	1.01	%***	0.95%	0.89%	0.94%		1.20%		0.98%
Portfolio turnover rate	11%		21%	21%	21%		25%		15%

	Service Class
	3/31/17†		9/30/16	9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date									1/3/01
Net asset value, beginning of period	$14.06		$13.46	$14.82	$12.80		$10.74		$7.98

Income/(loss) from investment operations:
Net investment income	0.05	*	0.09 *	0.09 *	0.10	*	0.11	*	0.07	*
Net realized and unrealized gains/(losses) on investments	1.13	*	1.87 *	(0.12)*	2.36	*	2.07	*	2.76	*

Total income/(loss) from investment operations	1.18		1.96	(0.03)	2.46		2.18		2.83

Less distributions from:
Net investment income	0.09		0.11	0.09	0.08		0.12		0.07
Net realized gains	1.15		1.25	1.24	0.36		—		—

Total distributions	1.24		1.36	1.33	0.44		0.12		0.07

Net asset value, end of period	$14.00		$14.06	$13.46	$14.82		$12.80		$10.74

Total return(a)	9.29%		14.99%	(0.77)%	19.56%		20.49%		35.65%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$13,258		$11,547	$5,820	$3,836		$3,216		$2,148

Ratios to average net assets:
Net expenses	0.63	%***	0.63%	0.63%	0.62	%(b)	0.63	%(b)	0.63	%(b)
Gross expenses	0.63	%***	0.63%	0.63%	0.62%		0.63%		0.63%
Net investment income	0.76	%***	0.67%	0.61%	0.69%		0.93%		0.73%
Portfolio turnover rate	11%		21%	21%	21%		25%		15%

See Notes to Financial Highlights and Notes to Financial Statements

Financial Highlights	83

State Street Institutional Small-Cap Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/17†		9/30/16		9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date	—		—		—	—		—		8/3/98
Net asset value, beginning of period	$17.96		$17.18		$19.32	$20.19		$16.80		$13.05

Income/(loss) from investment operations:
Net investment income	0.06	*	0.04	*	0.03 *	0.01	*	0.07	*	0.04
Net realized and unrealized gains/(losses) on investments	2.03	*	2.79	*	(0.08)*	1.12	*	4.69	*	3.86

Total income/(loss) from investment operations	2.09		2.83		(0.05)	1.13		4.76		3.90

Less distributions from:
Net investment income	0.04		0.03		0.02	0.02		0.07		0.06
Net realized gains	0.60		2.02		2.07	1.98		1.30		0.09

Total distributions	0.64		2.05		2.09	2.00		1.37		0.15

Net asset value, end of period	$19.41		$17.96		$17.18	$19.32		$20.19		$16.80

Total return(a)	11.71%		18.24%		(0.90)%	5.61%		30.57%		30.03%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,428,357		$1,298,789		$1,171,984	$1,264,304		$1,249,146		$966,702

Ratios to average net assets:
Net expenses	0.88	%***	0.89%		0.89%	0.88	%(b)	0.88	%(b)	0.89	%(b)
Gross expenses	0.88	%***	0.89%		0.89%	0.88%		0.89%		0.90%
Net investment income	0.64	%***	0.25%		0.17%	0.07%		0.37%		0.27%
Portfolio turnover rate	19%		33%		40%	37%		37%		36%

	Service Class
	3/31/17†		9/30/16		9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date										9/30/05
Net asset value, beginning of period	$17.98		$17.21		$19.37	$20.27		$16.87		$13.11

Income/(loss) from investment operations:
Net investment income (loss)	0.04	*	(0.00	)*(c)	(0.01)*	(0.04	)*	0.02	*	0.00	(c)
Net realized and unrealized gains/(losses) on investments	2.03	*	2.80	*	(0.08)*	1.12	*	4.72	*	3.87

Total income/(loss) from investment operations	2.07		2.80		(0.09)	1.08		4.74		3.87

Less distributions from:
Net investment income	0.01		0.01		—	—		0.04		0.02
Net realized gains	0.60		2.02		2.07	1.98		1.30		0.09

Total distributions	0.61		2.03		2.07	1.98		1.34		0.11

Net asset value, end of period	$19.44		$17.98		$17.21	$19.37		$20.27		$16.87

Total return(a)	11.58%		17.96%		(1.12)%	5.32%		30.26%		29.63%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,421		$2,579		$1,741	$71		$87		$44

Ratios to average net assets:
Net expenses	1.13	%***	1.14%		1.14%	1.13	%(b)	1.13	%(b)	1.14	%(b)
Gross expenses	1.13	%***	1.14%		1.14%	1.13%		1.14%		1.15%
Net investment income (loss)	0.40	%***	(0.00	)%(d)	(0.07)%	(0.19)%		0.09%		0.04%
Portfolio turnover rate	19%		33%		40%	37%		37%		36%

See Notes to Financial Highlights and Notes to Financial Statements

84	Financial Highlights

State Street Institutional International Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/17†		9/30/16	9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date	—		—	—	—		—		11/25/97
Net asset value, beginning of period	$11.83		$11.41	$12.72	$12.71		$10.68		$9.25

Income/(loss) from investment operations:
Net investment income	0.04	*	0.20 *	0.18 *	0.30	*	0.18	*	0.20	*
Net realized and unrealized gains/(losses) on investments	0.41	*	0.40 *	(1.15)*	(0.08	)*	2.09	*	1.47	*

Total income/(loss) from investment operations	0.45		0.60	(0.97)	0.22		2.27		1.67

Less distributions from:
Net investment income	0.21		0.18	0.34	0.21		0.24		0.24

Total distributions	0.21		0.18	0.34	0.21		0.24		0.24

Net asset value, end of period	$12.07		$11.83	$11.41	$12.72		$12.71		$10.68

Total return(a)	3.95%		5.32%	(7.80)%	1.69%		21.57%		18.43%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,207,756		$1,238,011	$1,284,412	$1,724,647		$1,836,243		$1,984,087

Ratios to average net assets:
Net expenses	0.57	%***	0.57%	0.56%	0.56	%(b)	0.56	%(b)	0.56	%(b)
Gross expenses	0.57	%***	0.57%	0.56%	0.56%		0.56%		0.56%
Net investment income	0.73	%***	1.73%	1.38%	2.29%		1.57%		2.03%
Portfolio turnover rate	17%		33%	26%	39%		47%		50%

	Service Class
	3/31/17†		9/30/16	9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date									1/3/01
Net asset value, beginning of period	$11.76		$11.33	$12.62	$12.61		$10.59		$9.17

Income/(loss) from investment operations:
Net investment income	0.03	*	0.17 *	0.08 *	0.26	*	0.15	*	0.14	*
Net realized and unrealized gains/(losses) on investments	0.41	*	0.40 *	(1.06)*	(0.08	)*	2.07	*	1.49	*

Total income/(loss) from investment operations	0.44		0.57	(0.98)	0.18		2.22		1.63

Less distributions from:
Net investment income	0.19		0.14	0.31	0.17		0.20		0.21

Total distributions	0.19		0.14	0.31	0.17		0.20		0.21

Net asset value, end of period	$12.01		$11.76	$11.33	$12.62		$12.61		$10.59

Total return(a)	3.83%		5.01%	(7.95)%	1.42%		21.19%		18.11%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$17,558		$17,796	$19,562	$92,749		$101,204		$119,576

Ratios to average net assets:
Net expenses	0.82	%***	0.82%	0.81%	0.81	%(b)	0.81	%(b)	0.81	%(b)
Gross expenses	0.82	%***	0.82%	0.81%	0.81%		0.81%		0.81%
Net investment income	0.48	%***	1.45%	0.63%	2.03%		1.31%		1.39%
Portfolio turnover rate	17%		33%	26%	39%		47%		50%

See Notes to Financial Highlights and Notes to Financial Statements

Financial Highlights	85

State Street Institutional Strategic Investment Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/17†		9/30/16	9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date	—		—	—	—		—		10/29/99
Net asset value, beginning of period	$12.11		$11.91	$13.54	$13.09		$11.88		$10.23

Income/(loss) from investment operations:
Net investment income	0.08	*	0.23 *	0.21 *	0.25	*	0.22	*	0.22	*
Net realized and unrealized gains/(losses) on investments	0.37	*	0.77 *	(0.49)*	0.90	*	1.22	*	1.66	*

Total income/(loss) from investment operations	0.45		1.00	(0.28)	1.15		1.44		1.88

Less distributions from:
Net investment income	0.24		0.20	0.25	0.22		0.23		0.23
Net realized gains	0.14		0.60	1.10	0.48		—		—

Total distributions	0.38		0.80	1.35	0.70		0.23		0.23

Net asset value, end of period	$12.18		$12.11	$11.91	$13.54		$13.09		$11.88

Total return(a)	3.86%		8.83%	(2.46)%	8.98%		12.34%		18.67%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$757,260		$757,680	$754,367	$835,338		$827,998		$742,918

Ratios to average net assets:
Net expenses	0.36	%***	0.36%	0.36%	0.35	%(b)	0.34	%(b)	0.34	%(b)
Gross expenses	0.36	%***	0.36%	0.36%	0.35%		0.36%		0.36%
Net investment income	1.41	%***	1.94%	1.61%	1.84%		1.74%		1.93%
Portfolio turnover rate	107%		109%	144%	185%		153%		188%

	Service Class
	3/31/17†		9/30/16	9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date									9/30/05
Net asset value, beginning of period	$12.00		$11.81	$13.44	$12.99		$11.80		$10.17

Income/(loss) from investment operations:
Net investment income	0.07	*	0.20 *	0.17 *	0.21	*	0.18	*	0.18	*
Net realized and unrealized gains/(losses) on investments	0.37	*	0.76 *	(0.48)*	0.90	*	1.21	*	1.66	*

Total income/(loss) from investment operations	0.44		0.96	(0.31)	1.11		1.39		1.84

Less distributions from:
Net investment income	0.21		0.17	0.22	0.18		0.20		0.21
Net realized gains	0.14		0.60	1.10	0.48		—		—

Total distributions	0.35		0.77	1.32	0.66		0.20		0.21

Net asset value, end of period	$12.09		$12.00	$11.81	$13.44		$12.99		$11.80

Total return(a)	3.80%		8.53%	(2.72)%	8.79%		11.98%		18.39%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$55		$55	$60	$62		$57		$61

Ratios to average net assets:
Net expenses	0.61	%***	0.61%	0.61%	0.60	%(b)	0.59	%(b)	0.59	%(b)
Gross expenses	0.61	%***	0.61%	0.61%	0.60%		0.61%		0.61%
Net investment income	1.16	%***	1.70%	1.36%	1.60%		1.48%		1.69%
Portfolio turnover rate	107%		109%	144%	185%		153%		188%

See Notes to Financial Highlights and Notes to Financial Statements

86	Financial Highlights

State Street Institutional Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/17†		9/30/16	9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date	—		—	—	—		—		11/21/97
Net asset value, beginning of period	$9.67		$9.45	$9.51	$9.34		$10.01		$9.73

Income/(loss) from investment operations:
Net investment income	0.12	*	0.26 *	0.25	0.26		0.21		0.25
Net realized and unrealized gains/(losses) on investments	(0.28	)*	0.31 *	(0.05)	0.17		(0.32)		0.44

Total income/(loss) from investment operations	(0.16)		0.57	0.20	0.43		(0.11)		0.69

Less distributions from:
Net investment income	0.11		0.26	0.26	0.26		0.21		0.26
Net realized gains	0.01		0.09	—	—		0.35		0.15

Total distributions	0.12		0.35	0.26	0.26		0.56		0.41

Net asset value, end of period	$9.39		$9.67	$9.45	$9.51		$9.34		$10.01

Total return(a)	(1.64)%		6.18%	2.05%	4.61%		(1.13)%		7.28%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$274,707		$298,908	$291,252	$322,946		$341,603		$372,643

Ratios to average net assets:
Net expenses	0.24	%***	0.24%	0.23%	0.23	%(b)	0.21	%(b)	0.21	%(b)
Gross expenses	0.24	%***	0.24%	0.23%	0.23%		0.23%		0.23%
Net investment income	2.51	%***	2.79%	2.65%	2.73%		2.21%		2.58%
Portfolio turnover rate	167%		219%	297%	308%		348%		403%

	Service Class
	3/31/17†		9/30/16	9/30/15**	9/30/14**		9/30/13**		9/30/12**
Inception date									9/30/05
Net asset value, beginning of period	$9.89		$9.66	$9.72	$9.55		$10.23		$9.94

Income/(loss) from investment operations:
Net investment income	0.11		0.25 *	0.23	0.24		0.19		0.24
Net realized and unrealized gains/(losses) on investments	(0.28)		0.31 *	(0.05)	0.17		(0.33)		0.44

Total income/(loss) from investment operations	(0.17)		0.56	0.18	0.41		(0.14)		0.68

Less distributions from:
Net investment income	0.10		0.24	0.24	0.24		0.19		0.24
Net realized gains	0.01		0.09	—	—		0.35		0.15

Total distributions	0.11		0.33	0.24	0.24		0.54		0.39

Net asset value, end of period	$9.61		$9.89	$9.66	$9.72		$9.55		$10.23

Total return(a)	(1.70)%		5.95%	1.81%	4.32%		(1.40)%		7.02%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$90		$181	$248	$327		$316		$320

Ratios to average net assets:
Net expenses	0.49	%***	0.49%	0.48%	0.48	%(b)	0.46	%(b)	0.46	%(b)
Gross expenses	0.49	%***	0.49%	0.48%	0.48%		0.48%		0.48%
Net investment income	2.23	%***	2.58%	2.40%	2.47%		2.00%		2.33%
Portfolio turnover rate	167%		219%	297%	308%		348%		403%

See Notes to Financial Highlights and Notes to Financial Statements

Financial Highlights	87

State Street Institutional Funds

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(c)	Less than $0.005.
(d)	Less than 0.005%
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Beginning with the year ended September 30, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
***	Annualized for periods less than one year.

See accompanying notes to financial statements.

88	Financial Highlights

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State Street Institutional Funds

Statements of Assets and Liabilities — March 31, 2017 (Unaudited)

	State Street Institutional U.S. Equity Fund	State Street Institutional S&P 500 Index Fund	State Street Institutional U.S. Large-Cap Core Equity Fund

Assets
Investments in securities, at fair value (cost $514,219,188; $13,048,656; $13,725,927; $257,864,682; $1,026,104,364; $1,098,280,395; $405,693,942 and $270,906,727, respectively)	$614,087,559	$16,879,470	$14,770,515
Investments in affiliated securities, at fair value (cost $0; $19,778; $0; $0; $0; $0; $284,313,439 and $0, respectively)	—	23,724	—
Short-term affiliated investments, at fair value	14,148,784	487,126	727,067
Cash	—	20	15
Restricted cash(1)	—	20,000	—
Foreign currency (cost $0; $0; $0; $0; $0; $763,561; $60,458 and $0, respectively)	—	—	—
Receivable for investments sold	519,647	—	—
Income receivables	417,364	17,788	12,046
Receivable for fund shares sold	24,583	27,688	3
Income receivable from affiliated investments	9,450	420	473
Receivable for variation margin on open futures contracts	—	—	—
Other assets	31,479	940	1,394

Total assets	629,238,866	17,457,176	15,511,513

Liabilities
Distribution payable to shareholders	—	—	—
Payable for investments purchased	—	—	—
Payable for fund shares redeemed	15,607	146	12
Payable for variation margin on open centrally cleared swap contracts	—	—	—
Payable for variation margin on open futures contracts	3,719	1,048	810
Payable to the Adviser (Note 6)	194,919	2,247	11,928
Distribution and service fees (Note 6)	22	1,727	174
Accrued foreign capital gains tax	—	—	—

Total liabilities	214,267	5,168	12,924

Net Assets	$629,024,599	$17,452,008	$15,498,589

Net Assets Consist of:
Capital paid in	$493,565,734	$22,165,493	$6,937,873
Undistributed (distributions in excess of) net investment income	1,811,684	80,587	63,388
Accumulated net realized gain (loss)	33,781,473	(8,627,885)	7,451,617
Net unrealized appreciation (depreciation) on:
Investments	99,868,370	3,834,760	1,044,588
Futures	(2,662)	(947)	1,123
Swap contracts	—	—	—
Foreign currency related transactions	—	—	—

Net Assets	$629,024,599	$17,452,008	$15,498,589

Investment Class:
Net Assets	$628,919,994	$9,398,435	$14,697,852
Shares outstanding ($0.001 par value, unlimited shares authorized)	45,061,508	420,668	1,829,495
Net asset value, offering and redemption price per share	$13.96	$22.34	$8.03

Service Class:
Net Assets	$104,605	$8,053,573	$800,737
Shares outstanding ($0.001 par value, unlimited shares authorized)	7,098	352,988	100,007
Net asset value, offering and redemption price per share	$14.74	$22.82	$8.01
(1) Deposits at broker for futures contracts.

The accompanying Notes are an integral part of these financial statements.

90	Statements of Assets and Liabilities

State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund	State Street Institutional International Equity Fund	State Street Institutional Strategic Investment Fund	State Street Institutional Income Fund

$350,603,054	$1,353,688,218	$1,209,846,508	$424,697,449	$272,187,632
—	—	—	297,493,502	—
14,293,197	75,536,686	10,422,760	60,501,945	25,296,382
535	78,347	20,238	701,033	793,961
—	1,304,000	90,000	160,000	—
—	—	755,627	59,608	—
1,241,632	3,158,807	—	12,005,132	18,230,750
113,337	1,088,825	5,061,259	1,951,682	1,581,670
238,152	1,518,100	1,329,055	614,773	20,986
8,086	—	7,626	31,558	15,152
—	40,736	3,754	15,998	28,284
17,454	74,634	64,160	39,904	14,679

366,515,447	1,436,488,353	1,227,600,987	798,272,584	318,169,496

—	—	—	—	204
1,691,834	4,631,630	1,448,548	40,325,693	43,014,001
67,875	17,037	12,135	374,383	298,890
—	—	—	4,308	5,740
11,089	—	—	—	—
114,526	1,061,192	577,528	220,777	54,121
2,739	506	3,698	12	19
—	—	244,297	32,226	—

1,888,063	5,710,365	2,286,206	40,957,399	43,372,975

$364,627,384	$1,430,777,988	$1,225,314,781	$757,315,185	$274,796,521

$268,559,614	$1,054,156,732	$1,370,722,760	$687,848,719	$276,853,045
629,174	2,986,433	4,067,719	2,131,065	511,770
2,700,285	45,955,497	(260,710,211)	35,309,203	(3,666,966)

92,738,372	327,583,854	111,321,816	32,134,700	1,280,906
(61)	95,472	6,119	46,881	23,274
—	—	—	(164,481)	(205,508)
—	—	(93,422)	9,098	—

$364,627,384	$1,430,777,988	$1,225,314,781	$757,315,185	$274,796,521

$351,369,293	$1,428,357,109	$1,207,756,422	$757,260,352	$274,706,662
24,783,246	73,582,814	100,095,220	62,168,531	29,253,570
$14.18	$19.41	$12.07	$12.18	$9.39

$13,258,091	$2,420,879	$17,558,359	$54,833	$89,859
946,676	124,551	1,461,871	4,537	9,355
$14.00	$19.44	$12.01	$12.09	$9.61

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	91

State Street Institutional Funds

Statements of Operations — For the period ended March 31, 2017 (Unaudited)

	State Street Institutional U.S. Equity Fund	State Street Institutional S&P 500 Index Fund	State Street Institutional U.S. Large-Cap Core Equity Fund

Investment Income
Income
Dividend	$5,275,147	$182,840	$283,459
Interest	—	—	—
Dividend income from affiliated investments	40,970	1,683	2,019
Less: Foreign taxes withheld	—	—	—

Total income	5,316,117	184,523	285,478

Expenses
Advisory and administration fees (Note 6)	1,100,998	12,875	84,597
Distribution and service (Note 6):
Service Class	124	9,949	991
Trustees’ fees	20,227	507	1,148
Other expenses	743	219	—

Total expenses	1,122,092	23,550	86,736

Less: Amount reimbursed by the adviser	—	—	—

Net expenses	1,122,092	23,550	86,736

Net investment income	$4,194,025	$160,973	$198,742

Net Realized and Unrealized Gain (loss) on Investments
Realized gain (loss) on:
Investments	$42,754,274	$90,605	$7,970,354	*
Affiliated investments	—	197	—
Futures	444,928	71,931	18,651
Swap contracts	—	—	—
Foreign currency transactions	—	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	13,409,909	1,341,496	(5,111,405)
Futures	(1,758)	(5,388)	269
Swap contracts	—	—	—
Foreign currency translations	—	—	—

Net realized and unrealized gain (loss) on investments	56,607,353	1,498,841	2,877,869

Net increase (decrease) in net assets resulting from operations	$60,801,378	$1,659,814	$3,076,611

*	Includes $4,037,619 of net realized gains from redemptions in-kind
**	Includes change in accrued foreign capital gains tax of $101,603, and $(7,403) for the State Street Institutional International Equity Fund and State Street Institutional Strategic Investment Fund, respectively.

The accompanying Notes are an integral part of these financial statements.

92	Statements of Operations

State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund	State Street Institutional International Equity Fund	State Street Institutional Strategic Investment Fund	State Street Institutional Income Fund

$2,328,271	$10,440,464	$8,577,678	$2,678,849	$26,792
—	1,833	—	3,171,346	3,798,531
22,207	153,930	48,393	839,086	68,131
—	(21,519)	(807,541)	(103,392)	—

2,350,478	10,574,708	7,818,530	6,585,889	3,893,454

628,729	6,064,127	3,371,737	1,322,799	327,033

14,614	3,117	21,547	69	145
10,785	46,371	39,468	24,593	13,844
391	4,742	6,876	9,343	662

654,519	6,118,357	3,439,628	1,356,804	341,684

—	—	—	(15,100)	—

654,519	6,118,357	3,439,628	1,341,704	341,684

$1,695,959	$4,456,351	$4,378,902	$5,244,185	$3,551,770

$3,663,063	$55,662,423	$(18,609,032)	$41,453,652	$(2,831,911)
—	—	—	307,407	—
78,634	1,965,004	1,269,268	1,540,280	359,178
—	—	—	(769,888)	(937,498)
—	—	(182,717)	(35,916)	—

25,599,680	89,389,987	59,012,840 **	(19,476,567)**	(5,551,070)
(22,647)	(32,855)	(11,555)	(45,952)	15,790
—	—	—	300,344	363,232
—	—	(31,172)	15,436	—

29,318,730	146,984,559	41,447,632	23,288,796	(8,582,279)

$31,014,689	$151,440,910	$45,826,534	$28,532,981	$(5,030,509)

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	93

State Street Institutional Funds

Statements of Changes in Net Assets

	State Street Institutional U.S. Equity Fund		State Street Institutional S&P 500 Index Fund
	Six Months Ended March 31, 2017*	Year Ended September 30, 2016	Six Months Ended March 31, 2017*	Year Ended September 30, 2016

Increase (Decrease) in Net Assets

Operations:
Net investment income	$4,194,025	$9,819,453	$160,973	$385,705
Net realized gain (loss) on investments, futures and foreign currency transactions	43,199,202	31,707,651	162,733	5,278,524
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	13,408,151	35,732,707	1,336,108	(2,515,588)

Net increase (decrease) from operations	60,801,378	77,259,811	1,659,814	3,148,641

Distributions to shareholders from:
Net investment income
Investment Class	(9,204,143)	(9,776,530)	(178,132)	(419,862)
Service Class	(1,169)	(1,625)	(134,360)	(134,350)
Net realized gains
Investment Class	(29,586,080)	(101,216,102)	—	—
Service Class	(4,600)	(20,100)	—	—

Total distributions	(38,795,992)	(111,014,357)	(312,492)	(554,212)

Increase (decrease) in assets from operations and distributions	22,005,386	(33,754,546)	1,347,322	2,594,429

Share transactions:
Proceeds from sale of shares
Investment Class	10,941,954	21,123,025	934,637	3,544,265
Service Class	590	20,465	1,378,752	896,383
Value of distributions reinvested
Investment Class	38,322,600	110,532,200	177,502	419,839
Service Class	5,769	21,641	134,360	133,812
Cost of shares redeemed
Investment Class	(45,405,430)	(109,875,352)	(1,305,255)	(16,828,064)
Service Class	(1,228)	(40,174)	(1,450,123)	(1,503,268)

Net increase (decrease) from share transactions	3,864,255	21,781,805	(130,127)	(13,337,033)

Total increase (decrease) in net assets	25,869,641	(11,972,741)	1,217,195	(10,742,604)

Net Assets
Beginning of period	603,154,958	615,127,699	16,234,813	26,977,417

End of period	$629,024,599	$603,154,958	$17,452,008	$16,234,813

Undistributed (distributions in excess of) net investment income, end of period	$1,811,684	$6,822,971	$80,587	$232,106

Changes in Fund Shares
Investment Class
Shares sold	810,458	1,635,190	43,486	186,211
Issued for distributions reinvested	2,925,389	8,793,333	8,357	21,889
Shares redeemed	(3,353,952)	(8,296,312)	(60,183)	(870,643)

Net increase (decrease) in fund shares	381,895	2,132,211	(8,340)	(662,543)

Service Class
Shares sold	41	1,339	62,571	45,325
Issued for distributions reinvested	417	1,635	6,192	6,827
Shares redeemed	(88)	(3,157)	(64,677)	(75,576)

Net increase (decrease) in fund shares	370	(183)	4,086	(23,424)

*	(Unaudited).
**	Includes $4,037,619 of net realized gains from redemptions in-kind.

The accompanying Notes are an integral part of these financial statements.

94	Statements of Changes in Net Assets

State Street Institutional U.S. Large-Cap Core Equity Fund		State Street Institutional Premier Growth Equity Fund		State Street Institutional Small-Cap Equity Fund
Six Months Ended March 31, 2017*	Year Ended September 30, 2016	Six Months Ended March 31, 2017*	Year Ended September 30, 2016	Six Months Ended March 31, 2017*	Year Ended September 30, 2016

$198,742	$974,224	$1,695,959	$3,186,928	$4,456,351	$2,976,932
7,989,005	1,408,648	3,741,697	31,295,981	57,627,427	50,236,237
(5,111,136)	4,070,745	25,577,033	13,860,759	89,357,132	150,737,476

3,076,611	6,453,617	31,014,689	48,343,668	151,440,910	203,950,645

(829,608)**	(1,156,540)	(2,724,978)	(3,274,744)	(2,814,988)	(2,263,681)
(21,535)	(76,196)	(70,521)	(49,836)	(1,191)	(981)

(1,029,388)	(11,092,379)	(25,871,980)	(29,010,695)	(43,363,389)	(135,317,625)
(33,774)	(837,244)	(929,074)	(575,259)	(83,247)	(207,202)

(1,914,305)	(13,162,359)	(29,596,553)	(32,910,534)	(46,262,815)	(137,789,489)

1,162,306	(6,708,742)	1,418,136	15,433,134	105,178,095	66,161,156

1,308,124	3,310,059	21,468,882	55,895,930	39,224,342	59,925,029
1,100	224,319	1,752,132	6,508,525	271,240	730,980

1,857,799	12,245,160	28,436,763	32,115,120	46,178,377	137,581,306
55,309	913,420	999,595	624,951	84,438	208,183

(41,931,196)	(16,619,783)	(25,588,649)	(111,333,277)	(60,815,435)	(136,736,850)
(156,706)	(3,762,143)	(1,106,569)	(2,044,128)	(711,084)	(227,265)

(38,865,570)	(3,688,968)	25,962,154	(18,232,879)	24,231,878	61,481,383

(37,703,264)	(10,397,710)	27,380,290	(2,799,745)	129,409,973	127,642,539

53,201,853	63,599,563	337,247,094	340,046,839	1,301,368,015	1,173,725,476

$15,498,589	$53,201,853	$364,627,384	$337,247,094	$1,430,777,988	$1,301,368,015

$63,388	$715,789	$629,174	$1,728,714	$2,986,433	$1,346,261

167,844	432,443	1,544,363	4,156,779	2,073,817	3,564,517
245,741	1,688,988	2,218,156	2,368,372	2,430,441	8,779,917
(5,314,875)	(2,113,052)	(1,863,725)	(8,206,857)	(3,224,400)	(8,267,615)

(4,901,290)	8,379	1,898,794	(1,681,706)	1,279,858	4,076,819

145	29,485	128,129	494,832	14,446	43,619
7,335	127,040	78,895	46,569	4,435	13,243
(20,332)	(513,329)	(81,751)	(152,431)	(37,800)	(14,595)

(12,852)	(356,804)	125,273	388,970	(18,919)	42,267

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	95

State Street Institutional Funds

Statements of Changes in Net Assets

	State Street Institutional International Equity Fund
	Six Months Ended March 31, 2017*	Year Ended September 30, 2016

Increase (Decrease) in Net Assets

Operations:
Net investment income	$4,378,902	$21,964,998
Net realized gain (loss) on investments, futures, swap contracts and foreign currency transactions	(17,522,481)	(45,394,227)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	58,970,113	88,195,510

Net increase (decrease) from operations	45,826,534	64,766,281

Distributions to shareholders from:
Net investment income
Investment Class	(21,670,619)	(20,487,258)
Service Class	(280,973)	(228,586)
Net realized gains
Investment Class	—	—
Service Class	—	—

Total distributions	(21,951,592)	(20,715,844)

Increase (decrease) in assets from operations and distributions	23,874,942	44,050,437

Share transactions:
Proceeds from sale of shares
Investment Class	16,508,974	47,289,789
Service Class	136,122	110,591
Value of distributions reinvested
Investment Class	21,670,122	20,486,760
Service Class	280,973	228,334
Cost of shares redeemed
Investment Class	(91,954,786)	(157,598,526)
Service Class	(1,008,462)	(2,735,116)

Net increase (decrease) from share transactions	(54,367,057)	(92,218,168)

Total increase (decrease) in net assets	(30,492,115)	(48,167,731)

Net Assets
Beginning of period	1,255,806,896	1,303,974,627

End of period	$1,225,314,781	$1,255,806,896

Undistributed (distributions in excess of) net investment income, end of period	$4,067,719	$21,640,409

Changes in Fund Shares
Investment Class
Shares sold	1,409,248	4,137,415
Issued for distributions reinvested	1,919,409	1,754,003
Shares redeemed	(7,904,173)	(13,763,388)

Net increase (decrease) in fund shares	(4,575,516)	(7,871,970)

Service Class
Shares sold	11,802	9,772
Issued for distributions reinvested	24,975	19,616
Shares redeemed	(87,766)	(242,704)

Net increase (decrease) in fund shares	(50,989)	(213,316)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

96	Statements of Changes in Net Assets

State Street Institutional Strategic Investment Fund		State Street Institutional Income Fund
Six Months Ended March 31, 2017*	Year Ended September 30, 2016	Six Months Ended March 31, 2017*	Year Ended September 30, 2016

$5,244,185	$14,634,870	$3,551,770	$8,230,530
42,495,535	7,209,519	(3,410,231)	1,808,794
(19,206,739)	41,759,066	(5,172,048)	7,696,899

28,532,981	63,603,455	(5,030,509)	17,736,223

(14,897,628)	(12,422,840)	(3,249,935)	(7,971,456)
(993)	(853)	(1,154)	(5,539)

(8,441,498)	(37,733,122)	(396,332)	(2,849,874)
(641)	(3,016)	(134)	(2,372)

(23,340,760)	(50,159,831)	(3,647,555)	(10,829,241)

5,192,221	13,443,624	(8,678,064)	6,906,982

14,082,599	32,104,281	19,743,373	57,547,356
1,412	1,911	3,091	34,392

23,339,025	50,155,750	3,646,300	10,809,076
1,634	3,427	1,288	7,912

(43,033,394)	(92,389,632)	(38,918,099)	(67,602,733)
(3,408)	(11,933)	(90,936)	(112,921)

(5,612,132)	(10,136,196)	(15,614,983)	683,082

(419,911)	3,307,428	(24,293,047)	7,590,064

757,735,096	754,427,668	299,089,568	291,499,504

$757,315,185	$757,735,096	$274,796,521	$299,089,568

$2,131,065	$11,785,501	$511,770	$211,089

1,174,388	2,746,867	2,095,902	6,075,536
2,003,350	4,399,627	388,360	1,147,253
(3,599,482)	(7,913,209)	(4,138,847)	(7,141,399)

(421,744)	(766,715)	(1,654,585)	81,390

120	169	323	3,496
141	302	134	823
(286)	(1,009)	(9,405)	(11,670)

(25)	(538)	(8,948)	(7,351)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	97

State Street Institutional Funds

Notes to Financial Statements — March 31, 2017 (Unaudited)

1.	Organization of the Funds

State Street Institutional Funds (the “Trust”), formerly GE Institutional Funds, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It is currently comprised of the following eight investment funds (each, a “Fund” and collectively, the “Funds”): State Street Institutional U.S. Equity Fund (the “U.S. Equity Fund”), State Street Institutional S&P 500 Index Fund (the “S&P 500 Index Fund”), State Street Institutional U.S. Large-Cap Core Equity Fund (the “U.S. Large-Cap Core Equity Fund”, State Street Institutional Premier Growth Equity Fund (the “Premier Growth Equity Fund”), State Street Institutional Small-Cap Equity Fund (the “Small-Cap Equity Fund”), State Street Institutional International Equity Fund (the “International Equity Fund”), State Street Institutional Strategic Investment Fund (the “Strategic Investment Fund”) and State Street Institutional Income Fund (the “Income Fund”). The Funds presently offer two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Effective November 30, 2016, each individual Fund changed its respective name as follows:

Old Name	New Name
GE Institutional US Equity Fund	State Street Institutional U.S. Equity Fund
GE Institutional S&P 500 Index Fund	State Street Institutional S&P 500 Index Fund
GE Institutional US Large-Cap Core Equity Fund	State Street Institutional US Large Cap Core Equity Fund
GE Institutional Premier Growth Equity Fund	State Street Institutional Premier Growth Equity Fund
GE Institutional Small-Cap Equity Fund	State Street Institutional Small-Cap Equity Fund
GE Institutional International Equity Fund	State Street Institutional International Equity Fund
GE Institutional Strategic Investment Fund	State Street Institutional Strategic Investment Fund
GE Institutional Income Fund	State Street Institutional Income Fund

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust.

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund’s income, expenses (other than distribution and service fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Foreign Currency  Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

98	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2017 (Unaudited)

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives  The Funds are subject to equity price risk, interest rate risk, credit risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain Funds may enter into various types of derivatives transactions (such as options, futures, options on futures, interest rate futures, interest-only swaps, interest rate swaps, index swaps and credit default swaps) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities, or to manage: yield, interest rate exposure (also known as duration), exposure to credit quality, and to gain exposure to certain market segments.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. During the six-month period ended March 31, 2017, the U.S. Equity Fund, S&P 500 Index Fund, U.S. Large-Cap Core Equity Fund, Premier Growth Equity Fund, Small-Cap Equity Fund and International Equity Fund invested in stock index future contracts to gain equity exposure for accumulating and residual cash positions. The Strategic Investment Fund invested in futures contracts on various stock indices, bonds and notes to gain equity exposure and to manage duration of fixed income securities. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps  During the six-month period ended March 31, 2017, the Strategic Investment Fund and Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration

Notes to Financial Statements	99

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2017 (Unaudited)

and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation. As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments  The Strategic Investment Fund and Income Fund may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which a Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, a Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments a Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Forward Foreign Currency Exchange Contracts  Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in a Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Schedules of Investments. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (or liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. A Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of a Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of a Fund’s commitment with respect to the contract.

Investments in Foreign Markets  Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

100	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2017 (Unaudited)

A Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with a Fund’s understanding of the applicable country’s tax rules and rates. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Each Fund pays a “unitary fee” to SSGA FM equivalent to the Fund’s advisory and administration fee. This fee includes any normal operating expenses payable by a Fund, except for fees paid to the Trust’s independent Trustees, distribution and shareholder servicing fees, brokerage fees and commissions and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

Federal Income Taxes  The Funds intend to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income, tax-exempt income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Security Valuation and Transactions

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

•	Level 1 — Quoted prices for identical investments in active markets.

•	Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances, the Fund typically classifies the investment securities in Level 2.

Notes to Financial Statements	101

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2017 (Unaudited)

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Trust’s Board of Trustees (the “Board”) that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange. In these circumstances, the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of a Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

102	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2017 (Unaudited)

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps, credit default swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present each Fund’s investments measured at fair value on a recurring basis at March 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional U.S. Equity Fund	Investments in Securities†
	Common Stock	$614,087,559	$—	$—	$614,087,559
	Short-Term Investments	14,148,784	—	—	14,148,784

	Total Investments in Securities	$628,236,343	$—	$—	$628,236,343

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(2,662)	$—	$—	$(2,662)

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional S&P 500 Index Fund	Investments in Securities†
	Common Stock	$16,903,194	$—	$—	$16,903,194
	Short-Term Investments	487,126	—	—	487,126

	Total Investments in Securities	$17,390,320	$—	$—	$17,390,320

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(947)	$—	$—	$(947)

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional U.S. Large-Cap Core Equity Fund	Investments in Securities†
	Common Stock	$14,770,515	$—	$—	$14,770,515
	Short-Term Investments	727,067	—	—	727,067

	Total Investments in Securities	$15,497,582	$—	$—	$15,497,582

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$1,123	$—	$—	$1,123

Notes to Financial Statements	103

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2017 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$350,603,054	$—	$—	$350,603,054
	Short-Term Investments	14,293,197	—	—	14,293,197

	Total Investments in Securities	$364,896,251	$—	$—	$364,896,251

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(61)	$—	$—	$(61)

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$1,353,688,218	$—	$—	$1,353,688,218
	Short-Term Investments	75,536,686	—	—	75,536,686

	Total Investments in Securities	$1,429,224,904	$—	$—	$1,429,224,904

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$95,472	$—	$—	$95,472

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional International Equity Fund	Investments in Securities†
	Common Stock	$1,209,846,508	$—	$—	$1,209,846,508
	Short-Term Investments	10,422,760	—	—	10,422,760

	Total Investments in Securities	$1,220,269,268	$—	$—	$1,220,269,268

	Other Financial Instruments*
	Short Futures Contracts — Unrealized Appreciation	$6,119	$—	$—	$6,119

104	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2017 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Strategic Investment Fund	Investments in Securities†
	Domestic Equity	$260,733	$—	$—	$260,733
	Foreign Equity	151,428,299	—	—	151,428,299
	U.S. Treasuries	—	57,969,657	—	57,969,657
	Agency Mortgage Backed	—	66,963,039	—	66,963,039
	Agency Collateralized Mortgage Obligations	—	2,513,223	—	2,513,223
	Corporate Notes	—	96,551,589	—	96,551,589
	Non-Agency Collateralized Mortgage Obligations	—	13,207,010	—	13,207,010
	Sovereign Bonds	—	3,018,689	—	3,018,689
	Municipal Bonds and Notes	—	1,164,290	—	1,164,290
	FNMA (TBA)	—	—	1,933	1,933
	Exchange Traded & Mutual Funds	329,112,489	—	—	329,112,489
	Short-Term Investments	60,501,945	—	—	60,501,945

	Total Investments in Securities	$541,303,466	$241,387,497	$1,933	$782,692,896

	Other Financial Instruments*
	Credit Default Swap Contracts — Unrealized Depreciation	$—	$(164,481)	$—	$(164,481)
	Long Futures Contracts — Unrealized Appreciation	109,583	—	—	109,583
	Long Futures Contracts — Unrealized Depreciation	(20,702)	—	—	(20,702)
	Short Futures Contracts — Unrealized Appreciation	10,493	—	—	10,493
	Short Futures Contracts — Unrealized Depreciation	(52,493)	—	—	(52,493)

	Total Other Financial Instruments	$46,881	$(164,481)	$—	$(117,600)

Notes to Financial Statements	105

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2017 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$62,658,530	$—	$62,658,530
	Agency Mortgage Backed	—	74,738,711	—	74,738,711
	Agency Collateralized Mortgage Obligations	—	3,063,287	—	3,063,287
	Asset Backed	—	243,496	—	243,496
	Corporate Notes	—	110,475,751	—	110,475,751
	Non-Agency Collateralized Mortgage Obligations	—	15,642,984	—	15,642,984
	Sovereign Bonds	—	3,272,419	—	3,272,419
	Municipal Bonds and Notes	—	1,738,955	—	1,738,955
	FNMA (TBA)	—	—	6,529	6,529
	Preferred Stock	346,970	—	—	346,970
	Short-Term Investments	25,296,382	—	—	25,296,382

	Total Investments in Securities	$25,643,352	$271,834,133	$6,529	$297,484,014

	Other Financial Instruments*
	Credit Default Swap Contracts — Unrealized Depreciation	$—	$(205,508)	$—	$(205,508)
	Long Futures Contracts — Unrealized Appreciation	121,192	—	—	121,192
	Long Futures Contracts — Unrealized Depreciation	(20,445)	—	—	(20,445)
	Short Futures Contracts — Unrealized Appreciation	2,765	—	—	2,765
	Short Futures Contracts — Unrealized Depreciation	(80,238)	—	—	(80,238)

	Total Other Financial Instruments	$23,274	$(205,508)	$—	$(182,234)

†	See Schedules of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no significant transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2017 is not presented.

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by each Fund, summarized by primary risk exposure as they appear on the Statements of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of March 31, 2017.

	Asset Derivatives March 31, 2017		Liability Derivatives March 31, 2017
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)	Location in the Statements of Assets and Liabilities	Fair Value ($)
State Street Institutional U.S. Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—	Liabilities, Net Assets —Net Unrealized Appreciation/ (Depreciation) on Futures	(2,662	)*

106	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2017 (Unaudited)

	Asset Derivatives March 31, 2017			Liability Derivatives March 31, 2017
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
State Street Institutional S&P 500 Index Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—		Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(947	)*

State Street Institutional U.S. Large-Cap Core Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	1,123	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

State Street Institutional Premier Growth Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—		Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(61	)*

State Street Institutional Small-Cap Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	95,472	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

State Street Institutional International Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	6,119	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

State Street Institutional Strategic Investment Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	30,583	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—
Interest Rate Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	89,493	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(73,195	)*
Credit Risk Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	—		Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	(164,481	)*

State Street Institutional Income Fund
Interest Rate Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	123,957	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(100,683	)*
Credit Risk Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	—		Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	(205,508	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures and credit default swap contracts contracts as reported in the Schedules of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on each Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
		Realized Gain/(Loss)	Unrealized Gain/(Loss)
State Street Institutional U.S. Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	444,928	(1,758)

Notes to Financial Statements	107

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2017 (Unaudited)

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
		Realized Gain/(Loss)	Unrealized Gain/(Loss)
State Street Institutional S&P 500 Index Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	71,931	(5,388)

State Street Institutional U.S. Large-Cap Core Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	18,651	269

State Street Institutional Premier Growth Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	78,634	(22,647)

State Street Institutional Small-Cap Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	1,965,004	(32,855)

State Street Institutional International Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	1,269,268	(11,555)

State Street Institutional Strategic Investment Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	917,977	(33,563)
Interest Rate Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/(depreciation) on Futures	622,303	(12,389)
Credit Risk Contracts	Realized gain/(loss) on credit default swaps Increase/ (decrease) in unrealized appreciation/ (depreciation) on swap contracts	(769,888)	300,344

State Street Institutional Income Fund
Interest Rate Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	359,178	15,790
Credit Risk Contracts	Realized gain/(loss) on credit default swaps Increase/ (decrease) in unrealized appreciation/ (depreciation on swap contracts	(937,498)	363,232

During the six-month period ended March 31, 2017, the Funds had an average notional value of long and short futures contracts as shown below. The Strategic Investment Fund and Income Fund had average notional values of $113,452,649 and $17,717,020 on credit default swaps, respectively. Please refer to the table following the Schedule of Investments for open credit default swaps and futures contracts at March 31, 2017.

Fund	Long Contracts	Short Contracts
State Street Institutional U.S. Equity Fund	$6,372,102	$—
State Street Institutional S&P 500 Index Fund	685,319	—
State Street Institutional U.S. Large-Cap Core Equity Fund	211,562	45,431
State Street Institutional Premier Growth Equity Fund	2,021,061	1,529,510
State Street Institutional Small-Cap Equity Fund	24,118,469	—
State Street Institutional International Equity Fund	8,398,355	1,447,680
State Street Institutional Strategic Investment Fund	41,128,179	23,970,993
State Street Institutional Income Fund	26,115,160	19,785,286

108	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2017 (Unaudited)

5.	Line of Credit

The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires October 12, 2017, unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are paid by the Adviser and included in the “unitary fee” paid by the Funds. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The credit facilities were not utilized by the Funds during the six months ended March 31, 2017.

6.	Fees and Compensation Paid to Affiliates

SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Average Daily Net Assets of Fund	Management Fee
State Street Institutional U.S. Equity Fund	First $25 million	0.55%
State Street Institutional U.S. Large-Cap Core Equity Fund	Next $25 million	0.45%
State Street Institutional Premier Growth Equity Fund	Over $50 million	0.35%

State Street Institutional S&P 500 Index Fund	All assets	0.15%

State Street Institutional Small-Cap Equity Fund	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%

State Street Institutional International Equity Fund	First $25 million	0.75%
	Next $50 million	0.65%
	Over $75 million	0.55%

State Street Institutional Strategic Investment Fund	First $25 million	0.45%
	Next $25 million	0.40%
	Over $50 million	0.35%

State Street Institutional Income Fund	First $25 million	0.35%
	Next $25 million	0.30%
	Next $50 million	0.25%
	Over $100 million	0.20%

Distribution and Shareholder Servicing Fees  The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays State Street Global Markets, LLC, the Funds’ principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee. See Note 10.

Trustee Compensation  The Funds pay no compensation to their Trustees who are officers or employees of SSGA FM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to independent Trustees is reflected on the Statements of Operations. These fees are allocated pro rata

Notes to Financial Statements	109

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2017 (Unaudited)

across funds and share classes served by the Trustees and are based upon the relative net assets of each fund. (For additional information about Trustees’ compensation please refer to the Funds’ Statement of Additional Information).

7.	Sub-Advisory Fees

For certain Funds that have retained sub-advisers to manage all or a portion of the respective Fund’s assets, SSGA FM pays each sub-adviser an investment sub-advisory fee out of the Management Fee that it receives from the respective Fund. The investment sub-advisory fee is paid by SSGA FM monthly and is based upon the average daily net assets of the respective Fund’s assets that are allocated to and managed by the sub-adviser. Each such sub-adviser is responsible for the day-to-day management of those assets of the Fund that are allocated to the sub-adviser, including the responsibility for making decisions to buy, sell or hold a particular security with respect to those assets. For their services as sub-advisers to the Small-Cap Equity Fund, SSGA FM pays an investment sub-advisory fee to each of Palisade Capital Management, L.L.C., Champlain Investment Partners, LLC, GlobeFlex Capital, L.P., SouthernSun Asset Management, LLC and Kennedy Capital Management, Inc.

8.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended March 31, 2017, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street Institutional U.S. Equity Fund	$—	$—	$316,801,999	$337,036,412
State Street Institutional S&P 500 Index Fund	—	—	1,285,111	1,256,626
State Street Institutional U.S. Large-Cap Core Equity Fund	—	—	22,951,251	36,913,946
State Street Institutional Premier Growth Equity Fund	—	—	34,905,493	36,818,171
State Street Institutional Small-Cap Equity Fund	—	—	253,159,946	261,217,266
State Street Institutional International Equity Fund	—	—	201,981,665	249,723,554
State Street Institutional Strategic Investment Fund	384,215,823	367,654,178	370,378,324	378,621,564
State Street Institutional Income Fund	420,408,424	414,555,893	49,335,600	62,764,662

Redemptions In-Kind  In accordance with guidelines described in a Fund’s prospectus, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, a Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. These reclassifications have no effect on net assets or NAV per share. The net realized in-kind gains or losses for the six months ended March, 31, 2017 are disclosed in a Fund’s Statement of Operations.

During the six months ended March, 31, 2017, the U.S. Large-Cap Core Equity Fund had a redemption in-kind that resulted in a redemption from the Fund of $27,482,500. The redemption was paid in securities and cash in the amounts of $26,202,336 and $1,280,164, respectively.

Affiliated Investments  The Funds may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended March 31, 2017 are disclosed in the Schedules of Investments.

9.	Income Taxes

The Funds are subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to any Fund’s net assets required under ASC 740. Each Fund’s 2013, 2014, 2015 and 2016 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

110	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2017 (Unaudited)

At March 31, 2017, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
State Street Institutional U.S. Equity Fund	$533,907,307	$99,751,403	$(5,422,367)	$94,329,036
State Street Institutional S&P 500 Index Fund	13,606,129	4,175,779	(391,588)	3,784,191
State Street Institutional U.S. Large-Cap Core Equity Fund	14,858,142	770,583	(131,143)	639,440
State Street Institutional Premier Growth Equity Fund	272,607,368	95,258,069	(2,969,186)	92,288,883
State Street Institutional Small-Cap Equity Fund	1,107,945,346	358,738,881	(37,459,323)	321,279,558
State Street Institutional International Equity Fund	1,131,887,888	152,781,806	(64,400,426)	88,381,380
State Street Institutional Strategic Investment Fund	756,398,075	36,047,513	(9,752,692)	26,294,821
State Street Institutional Income Fund	296,347,047	3,739,068	(2,602,102)	1,136,966

As of September 30, 2016, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders.

Fund	Short Term	Long Term	Expires
State Street Institutional S&P 500 Index Fund	$7,532,863	$—	9/30/2018
	1,202,747	—	9/30/2019

State Street Institutional International Equity Fund	34,429,113	—	9/30/2018
	140,255,693	—	9/30/2019
	8,854,818	37,126,369	Unlimited

These amounts will be available to offset future taxable capital gains. Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Fund capital loss carryovers were utilized as follows:

Fund	Amount
State Street Institutional S&P 500 Index Fund	$5,223,240

Any qualified late-year loss is deemed to arise on the first day of a Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, a Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The following Funds elected to defer qualified late-year losses for the fiscal year ended September 30, 2016 as follows:

Fund	Capital	Ordinary
State Street Institutional Premier Growth Equity Fund	$(569,152)	$—

Distributions to Shareholders  The Income Fund declares net investment income dividends daily and pays them monthly. All other Funds declare and pay dividends from net investment income, if any, annually. All Funds declare and pay distributions annually from net realized capital gains in excess of capital loss carryforwards, if any. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) gains and losses on foreign currency, foreign taxes payable, investments in futures, investments in swap contracts, investments in passive foreign investment companies, losses deferred to offsetting positions, losses deferred due to wash sale transactions, investments in underlying securities and redemptions in kind.

Notes to Financial Statements	111

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2017 (Unaudited)

The tax character of distributions paid during the fiscal years ended September 30, 2016 and September 30, 2015 were as follows:

	September 30, 2016		September 30, 2015
Fund	Ordinary Income	Long Term Capital Gains	Ordinary Income	Long Term Capital Gains
State Street Institutional U.S. Equity Fund	$9,778,155	$101,236,202	$14,371,167	$88,684,050
State Street Institutional S&P 500 Index Fund	554,212	—	660,014	—
State Street Institutional U.S. Large-Cap Core Equity Fund	1,330,366	11,831,993	2,468,416	14,065,417
State Street Institutional Premier Growth Equity Fund	3,953,664	28,956,870	4,234,095	35,777,908
State Street Institutional Small-Cap Equity Fund	2,264,662	135,524,827	11,492,443	122,138,911
State Street Institutional International Equity Fund	20,715,844	—	42,275,022	—
State Street Institutional Strategic Investment Fund	14,267,379	35,892,452	22,748,238	58,732,061
State Street Institutional Income Fund	10,829,241	—	8,246,345	—

Reclassifications are made to a Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of any of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the fiscal year ended September 30, 2016 were as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Loss	Paid In Capital
State Street Institutional U.S. Equity Fund	$(317,728)	$317,728	$—	$—
State Street Institutional S&P 500 Index Fund	(13,019)	13,019	—	—
State Street Institutional U.S. Large-Cap Core Equity Fund	(12,046)	12,046	—	—
State Street Institutional Premier Growth Equity Fund	(322,767)	322,767	—	—
State Street Institutional Small-Cap Equity Fund	(225,342)	225,342	—	—
State Street Institutional International Equity Fund	924,458	(924,458)	—	—
State Street Institutional Strategic Investment Fund	(456,831)	456,831	—	—
State Street Institutional Income Fund	(365,115)	365,115	—	—

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

Effective May 1, 2017, the distributor’s name changed to State Street Global Advisors Funds Distributors, LLC, from State Street Global Markets, LLC.

112	Notes to Financial Statements

State Street Institutional Funds

Investment Team (Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Trustees

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

Jesse Hallee

Chief Compliance Officer

Robert Herlihy

Deputy Chief Compliance Officer

Brian Harris

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Darlene Anderson-Vasquez

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

Investment Team	113

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

http://www.ssga.com/geam

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first, second and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Funds’ website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-months period ended June 30 is available without charge (i) through the Funds’ website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

State Street Institutional Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206

Item 2. Code of Ethics.

Applicable only to an annual filing.

Item 3. Audit Committee Financial Expert.

Applicable only to an annual filing.

Item 4. Principal Accountant Fees and Services.

Applicable only to an annual filing.

Item 5. Audit Committee of Listed Registrants.

Applicable only to Closed-End Management Investment Companies.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to Closed-End Management Investment Companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to Closed-End Management Investment Companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to Closed-End Management Investment Companies.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of the report included in Item 1 of this Form N-CSR, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Applicable only to an annual filing.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Funds

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Institutional Funds

Date: May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Institutional Funds

Date: May 24, 2017

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, State Street Institutional Funds

Date: May 24, 2017